SEC. File Nos. 33-19514
                                                                        811-5446


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 25
                                       and
                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                Amendment No. 26


                        INTERMEDIATE BOND FUND OF AMERICA
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

               Registrant's telephone number, including area code:
                                 (213) 486-9200


                          JULIE F. WILLIAMS, Secretary
                        Intermediate Bond Fund of America
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              515 S. Flower Street
                           Los Angeles, CA 90071-2371
                          (Counsel for the Registrant)


                       Approximate date of proposed public
                                   offering:

      It is proposed that this filing will become effective on November 1,
                  2003, pursuant to paragraph (b) of rule 485.

 [logo - American Funds(sm)]




                                         The right choice for the long term/(R)/




Intermediate Bond
Fund of America/(R)/













TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
12    Shareholder information
13    Choosing a share class
15    Purchase and exchange of shares
17    Sales charges
20    Sales charge reductions and waivers
22    Individual Retirement Account (IRA) rollovers
23    Plans of distribution
23    How to sell shares
25    Distributions and taxes
26    Financial highlights


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 November 1, 2003

Risk/Return summary

The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having an average effective maturity of no longer than five years and consisting of debt securities with quality ratings of A or better.

The fund is designed for investors seeking income and more price stability than from investing in stocks and longer term bonds, and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.

The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. Certain of these securities may not be backed by the full faith and credit of the United States government and are supported only by the credit of the issuer. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). These securities are neither issued nor guaranteed by the United States Treasury.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                 Intermediate Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

[Begin bar chart]

'93             9.12
'94            -2.99
'95            13.86
'96             4.15
'97             7.01
'98             6.72
'99             1.04
'00            10.14
'01             6.93
'02             7.05

[End bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST              4.40%  (quarter ended March 31, 1993)
LOWEST              -2.59%  (quarter ended March 31, 1994)


The cumulative total return for the nine months ended September 30, 2003, was 2.43%.


                                     2
Intermediate Bond Fund of America / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or contingent deferred sales charge imposed.

The fund's investment results reflect the following sales charges:

 . Class A share results reflect the maximum initial sales charge of 3.75%.
   Class A sales charges are reduced for purchases of $100,000 or more.

 . Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

 . Class C share results reflect a contingent deferred sales charge of 1%. This charge applies if shares are sold within one year of purchase.

 . Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges.

The fund's results are shown on a pretax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA/SM/ ACCOUNT.

Because the fund's Class 529 shares were first available on February 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.



                                     3
                                 Intermediate Bond Fund of America / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                          3.02%    5.53%    5.80%        6.69%
 After taxes on distributions          1.34     3.27     3.27          N/A
 After taxes on distributions and      1.82     3.27     3.33          N/A
sale of fund shares
-------------------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                          1.29%     N/A      N/A         6.19%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                          5.19%     N/A      N/A         5.34%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/19/01
 Before taxes                          7.02%     N/A      N/A         6.17%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Citigroup Broad Investment-Grade      8.72%    7.22%    6.85%        7.69%
(1-7 Years) Index/2/
 Lipper Short-Intermediate Investment  6.63     6.20     6.03         6.86
Grade Average/3/
 Consumer Price Index/4/               2.38     2.32     2.46         3.03
-------------------------------------------------------------------------------
 Class A 30-day yield at August 31, 2003: 2.47%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
2 Citigroup Broad Investment-Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     4
Intermediate Bond Fund of America / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/1/   CLASS F/1/
----------------------------------------------------------------------------------------
 Maximum sales charge
 on purchases           3.75%/2/       none        none          none           none
 (as a percentage of
 offering price)
----------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none           none
 on reinvested
 dividends
----------------------------------------------------------------------------------------
 Maximum contingent      none/3/    5.00%/4/    1.00%/5/         none           none
 deferred sales charge
----------------------------------------------------------------------------------------
 Redemption or             none        none        none          none           none
 exchange fees



1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia. Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans. Class F and 529-F shares are generally available only to fee-based programs of investment firms that have special agreements with the fund's distributor and to certain registered investment advisers.
2 The sales charge is reduced or eliminated for purchases of $100,000 or more.

3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

4 The contingent deferred sales charge is reduced after 12 months and eliminated after six years.
5 The contingent deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                 CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 Management fees                  0.27%    0.27%    0.27%    0.27%
-------------------------------------------------------------------------------
 Distribution and/or service      0.30     1.00     1.00     0.25
 (12b-1) fees/6/
-------------------------------------------------------------------------------
 Other expenses                   0.13     0.13     0.22     0.19
-------------------------------------------------------------------------------
 Total annual fund operating      0.70     1.40     1.49     0.71
 expenses
                                  CLASS    CLASS    CLASS    CLASS     CLASS

                                  529-A    529-B    529-C    529-E    529-F/7/
-------------------------------------------------------------------------------
 Management fees                  0.27%    0.27%    0.27%    0.27%     0.27%
-------------------------------------------------------------------------------
 Distribution and/or service      0.19     1.00     1.00     0.50      0.25
 (12b-1) fees/8/
-------------------------------------------------------------------------------
 Other expenses/9/                0.30     0.32     0.31     0.29      0.29
-------------------------------------------------------------------------------
 Total annual fund operating      0.76     1.59     1.58     1.06      0.81
 expenses



6 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class's average net assets annually. Class B and C 12b-1 fees will always be 1.00% of the respective class's average net assets annually.
7 Annualized.

8 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class's average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class's average net assets annually.
9 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.


                                     5
                                 Intermediate Bond Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 Class A/1/                                 $444    $590    $  750     $1,213
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           643     843       966      1,489
-------------------------------------------------------------------------------
 Class B -- assuming no redemption           143     443       766      1,489
-------------------------------------------------------------------------------
 Class C -- assuming redemption/3/           252     471       813      1,779
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           152     471       813      1,779
-------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/4/     73     227       395        883
-------------------------------------------------------------------------------
 Class 529-A/1/                              450     609       782      1,282
-------------------------------------------------------------------------------
 Class 529-B -- assuming redemption/2/       662     902     1,066      1,666
-------------------------------------------------------------------------------
 Class 529-B -- assuming no redemption       162     502       866      1,666
-------------------------------------------------------------------------------
 Class 529-C -- assuming redemption/3/       261     499       860      1,878
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption       161     499       860      1,878
-------------------------------------------------------------------------------
 Class 529-E                                 108     337       585      1,294
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary         83     259       450      1,002
fees/4/



1 Reflects the maximum initial sales charge in the first year.

2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects a contingent deferred sales charge in the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.


                                     6
Intermediate Bond Fund of America / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service, Inc.) or unrated but determined to be of equivalent quality, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years. As of the end of the fund's last fiscal period, August 31, 2003, the average effective maturity of the fund's portfolio was 3.19 years.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The


                                     7
                                 Intermediate Bond Fund of America / Prospectus
fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit). The loans underlying these securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions. A larger cash position could detract from the achievement of the fund's income objective in a period of rising market prices; conversely, consistent with the fund's preservation of capital objective, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes they no longer represent good value.


                                     8
Intermediate Bond Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table shown on page 4, the table below reflects the fund's results calculated without sales charges.



 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
 CLASS A -- FIRST SOLD 2/19/88
 Before taxes                          7.05%    6.33%    6.21%        6.96%
 After taxes on distributions          5.31     4.05     3.67          N/A
 After taxes on distributions and      4.29     3.92     3.67          N/A
sale of fund shares
-------------------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                          6.29%     N/A      N/A         7.46%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                          6.19%     N/A      N/A         5.34%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/19/01
 Before taxes                          7.02%     N/A      N/A         6.17%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Citigroup Broad Investment-Grade      8.72%    7.22%    6.85%        7.69%
(1-7 Years) Index/2/
 Lipper Short-Intermediate Investment  6.63     6.20     6.03         6.86
Grade Average/3/
 Consumer Price Index/4/               2.38     2.32     2.46         3.03
-------------------------------------------------------------------------------
 Class A distribution rate/ /at December 31, 2002: 3.44%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
2 Citigroup Broad Investment-Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.


                                     9
                                 Intermediate Bond Fund of America / Prospectus

[Begin pie chart]
Holdings by type of investment as of August 31, 2003

Federal agency mortgage pass-throughs                                27.7%
Corporate bonds                                                      20.8%
Asset-backed obligations                                             15.7%
U.S. Treasury notes & bonds                                          15.5%
Federal agency debentures                                             5.5%
Commercial mortgage-backed securities                                 5.4%
Collaterized mortgage obligations                                     5.2%
Other                                                                 1.1%
Cash & equivalents                                                    3.1%
[End pie chart]


 HOLDINGS BY QUALITY RATING AS OF AUGUST 31, 2003
 See the Appendix in the statement of additional information for a
description of quality categories.             PERCENT OF NET ASSETS
 U.S. government obligations/1/                        19.7%
-------------------------------------------------------------------------------
 AAA/Aaa                                               54.0
-------------------------------------------------------------------------------
 AA/Aa                                                  8.1
-------------------------------------------------------------------------------
 A                                                     14.3
-------------------------------------------------------------------------------
 BBB/Baa/2/                                             0.8
-------------------------------------------------------------------------------
 Cash & equivalents                                     3.1



1 These securities are guaranteed by the full faith and credit of the United
 States government.
2 Represents bonds whose quality ratings were downgraded while held by the fund.


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     10
Intermediate Bond Fund of America / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears above in the Annual Fund Operating Expenses table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Intermediate Bond Fund of America are:



PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 JOHN H. SMET                       12 years           Senior Vice President, Capital Research and
 President and Trustee                                 Management Company

                                                       Investment professional for 21 years in total;
                                                       20 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 THOMAS H. HOGH                     7 years            Vice President, Capital International
                                                       Research, Inc.

                                                       Investment professional for 17 years in total;
                                                       14 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 DAVID A. HOAG                  less than 1 year       Senior Vice President, Capital Research Company

                                                       Investment professional for 15 years in total; 12
                                                       years with Capital Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------




                                     11
                                 Intermediate Bond Fund of America / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States (8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]
Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133



A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.


                                     12
Intermediate Bond Fund of America / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:

 -- Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment firms that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.


                                     13
                                 Intermediate Bond Fund of America / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 3.75% (reduced or eliminated for purchases of
                         $100,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.30% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to
                         529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none




                                     14
Intermediate Bond Fund of America / Prospectus

Purchase and exchange of shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and through certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.


                                     15
                                 Intermediate Bond Fund of America / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR A PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.



 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    For automatic investment plans                                          50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000

PURCHASE MINIMUMS AND MAXIMUMS


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.


                                     16
Intermediate Bond Fund of America / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


                                     17
                                 Intermediate Bond Fund of America / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . All employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 . All employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."




                                     18
Intermediate Bond Fund of America / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%



Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and 529-E shares are sold without any initial or contingent deferred sales charge.


                                     19
                                 Intermediate Bond Fund of America / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse (or equivalent if recognized under local law) and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation, reinvested dividends or capital gains). In addition, you may also take into account the current value of your individual holdings in various American Legacy


                                     20
Intermediate Bond Fund of America / Prospectus variable annuity contracts and variable life insurance policies to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a statement of intention. A statement of intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, capital appreciation, reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes trusts);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Please see the statement of additional information for more information.


                                     21
                                 Intermediate Bond Fund of America / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may also be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.30% for Class A shares; up to 0.50% for Class 529-A shares; 1.00% for Class B, 529-B, C and 529-C shares; up to 0.75% for Class 529-E shares; and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated above in the Annual Fund Operating Expenses table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     22
Intermediate Bond Fund of America / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and FundsLine Online/(R)/) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales


                                     23
                                 Intermediate Bond Fund of America / Prospectus
charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.


                                     24
Intermediate Bond Fund of America / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are taxable at the applicable rates for ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.


                                     25
                                 Intermediate Bond Fund of America / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                 INCOME FROM INVESTMENT OPERATIONS/2/
                                                                 Net
                                                            (losses) gains
                                     Net asset              on securities               Dividends
                                      value,       Net      (both realized  Total from  (from net     Net asset
                                     beginning  investment       and        investment  investment  value, end of    Total
                                     of period    income     unrealized)    operations   income)       period      return/3/
------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2003                  $13.81       $.39         $(.02)        $ .37       $(.44)       $13.74        2.68%
Year ended 8/31/2002                   13.69        .64           .14           .78        (.66)        13.81        5.89
Year ended 8/31/2001                   13.08        .78           .65          1.43        (.82)        13.69       11.23
Year ended 8/31/2000                   13.01        .78           .03           .81        (.74)        13.08        6.47
Year ended 8/31/1999                   13.56        .76          (.55)          .21        (.76)        13.01        1.55
------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2003                   13.81        .29          (.02)          .27        (.34)        13.74        1.96
Year ended 8/31/2002                   13.69        .55           .14           .69        (.57)        13.81        5.14
Year ended 8/31/2001                   13.08        .69           .65          1.34        (.73)        13.69       10.47
Period from 3/15/2000 to 8/31/2000     13.01        .25           .13           .38        (.31)        13.08        3.63
------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2003                   13.81        .28          (.02)          .26        (.33)        13.74        1.86
Year ended 8/31/2002                   13.69        .53           .14           .67        (.55)        13.81        5.04
Period from 3/15/2001 to 8/31/2001     13.61        .29           .10           .39        (.31)        13.69        2.92
------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2003                  $13.81       $.38         $(.02)        $ .36       $(.43)       $13.74        2.65%
Year ended 8/31/2002                   13.69        .64           .14           .78        (.66)        13.81        5.85
Period from 3/19/2001 to 8/31/2001     13.60        .32           .11           .43        (.34)        13.69        3.24
------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2003                   13.81        .37          (.02)          .35        (.42)        13.74        2.58
Period from 2/19/2002 to 8/31/2002     13.59        .30           .23           .53        (.31)        13.81        3.98
------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 8/31/2003                  13.81        .26          (.02)          .24        (.31)        13.74        1.77
 Period from 2/26/2002 to 8/31/2002    13.58        .24           .24           .48        (.25)        13.81        3.58
------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 8/31/2003                  13.81        .26          (.02)          .24        (.31)        13.74        1.78
 Period from 2/19/2002 to 8/31/2002    13.59        .25           .23           .48        (.26)        13.81        3.58
------------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
 Year ended 8/31/2003                  13.81        .34          (.02)          .32        (.39)        13.74        2.30
 Period from 3/15/2002 to 8/31/2002    13.43        .24           .40           .64        (.26)        13.81        4.79
------------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
 Period from 9/16/2002 to 8/31/2003    13.86        .30          (.02)          .28        (.40)        13.74        2.00



                                      Net assets,    Ratio of      Ratio of net
                                        end of      expenses to       income
                                        period      average net   to average net
                                     (in millions)    assets          assets
---------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2003                    $3,981         .70 %          2.84 %
Year ended 8/31/2002                     3,071         .76            4.70
Year ended 8/31/2001                     1,628         .81            5.78
Year ended 8/31/2000                     1,290         .83            6.06
Year ended 8/31/1999                     1,535         .75            5.69
---------------------------------------------------------------------------------
CLASS B:
Year ended 8/31/2003                       383        1.40            2.05
Year ended 8/31/2002                       205        1.46            3.86
Year ended 8/31/2001                        46        1.50            4.85
Period from 3/15/2000 to 8/31/2000           5         .69            2.14
---------------------------------------------------------------------------------
CLASS C:
Year ended 8/31/2003                       434        1.49            1.93
Year ended 8/31/2002                       212        1.55            3.67
Period from 3/15/2001 to 8/31/2001          22         .81            2.16
---------------------------------------------------------------------------------
CLASS F:
Year ended 8/31/2003                    $  223         .71 %          2.69 %
Year ended 8/31/2002                       104         .79            4.47
Period from 3/19/2001 to 8/31/2001          13         .40            2.43
---------------------------------------------------------------------------------
CLASS 529-A:
Year ended 8/31/2003                        55         .76            2.56
Period from 2/19/2002 to 8/31/2002          15         .91/4/         4.11/4/
---------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 8/31/2003                       16        1.59            1.70
 Period from 2/26/2002 to 8/31/2002          3        1.64/4/         3.38/4/
---------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 8/31/2003                       40        1.58            1.74
 Period from 2/19/2002 to 8/31/2002         11        1.63/4/         3.36/4/
---------------------------------------------------------------------------------
CLASS 529-E:
 Year ended 8/31/2003                        3        1.06            2.28
 Period from 3/15/2002 to 8/31/2002          1         .51            1.73
---------------------------------------------------------------------------------
CLASS 529-F:
 Period from 9/16/2002 to 8/31/2003          3         .81/4/         2.23/4/


Intermediate Bond Fund of America / Prospectus

                                           YEAR ENDED AUGUST 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       65%         59%         73%         48%          70%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Annualized.
                                 Intermediate Bond Fund of America / Prospectus

  [logo - American Funds(sm)]


                                         The right choice for the long term/(R)/


FOR SHAREHOLDER SERVICES          American Funds Service Company
                                  800/421-0180
FOR RETIREMENT PLAN SERVICES      Call your employer or plan administrator
FOR DEALER SERVICES               American Funds Distributors
                                  800/421-9900
FOR COLLEGEAMERICA/SM/            American Funds Service Company
                                  800 /421-0180, ext. 529
FOR 24-HOUR INFORMATION           American FundsLine/(R)/
                                  800/325-3590
                                  FundsLine Online/(R)/
                                  americanfunds.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality-assurance purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The CollegeAmerica Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.



[logo - recycle bug]
Printed on recycled paper
MFGEPR-923-1103 Litho in USA                                                         Investment Company File No. 811-5446
CGD/MC/8011
--------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian    Capital Bank and Trust

[logo - American Funds(sm)]



                                         The right choice for the long term/(R)/




Intermediate Bond
Fund of America/(R)/














 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS
 ADDENDUM





 November 1, 2003

Class R-5 shares of Intermediate Bond Fund of America are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Maximum sales charge on purchases (as a percentage of offering       none
 price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                         none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                             none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                          none





 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
---------------------------------------------------------------
 Management fees                                    0.27%
---------------------------------------------------------------
 Distribution and/or service (12b-1) fees            none
---------------------------------------------------------------
 Other expenses                                     0.13
---------------------------------------------------------------
 Total annual fund operating expenses               0.40



EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------
 Class R-5                $41     $128     $224       $505
-------------------------------------------------------------

Purchase and exchange of shares -- pages 15-16

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available only to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 17-19

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial highlights/1/ -- pages 26-27

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                    INCOME FROM INVESTMENT OPERATIONS/2/
                                                    Net
                                               (losses) gains
                        Net asset              on securities               Dividends                           Net assets,
                         value,       Net      (both realized  Total from  (from net     Net asset               end of
                        beginning  investment       and        investment  investment  value, end of  Total      period
                        of period    income     unrealized)    operations   income)       period      return  (in millions)
-----------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2003    $13.81       $.43         $(.02)         $.41       $(.48)       $13.74      2.97%        $45
 Period from 5/15/2002    13.52        .18           .29           .47        (.18)        13.81      3.49          27
to 8/31/2002



                         Ratio of     Ratio of net
                        expenses to      income
                        average net    to average
                          assets       net assets
---------------------------------------------------
CLASS R-5:
 Year ended 8/31/2003      .40%          3.10%
 Period from 5/15/2002     .13           1.28
to 8/31/2002





                                           YEAR ENDED AUGUST 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       65%         59%         73%         48%          70%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.

                       INTERMEDIATE BOND FUND OF AMERICA

                                     Part B
                      Statement of Additional Information

                              November 1, 2003


This document is not a prospectus but should be read in conjunction with the current prospectus of Intermediate Bond Fund of America (the "fund or "IBFA") dated November 1, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:


                       Intermediate Bond Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        7
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       27
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       34
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       38
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Shareholder Account Services and Privileges . . . . . . . . . . . .       42
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       45
General Information . . . . . . . . . . . . . . . . . . . . . . . .       46
Class A Share Investment Results and Related Statistics . . . . . .       50
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       52
Financial Statements




                   Intermediate Bond Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES

..    The fund will invest substantially all of its assets (at least 80%) in bonds (bonds include any debt instrument and cash equivalents).

..    The fund will invest in debt securities rated A or better by Standard &
     Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality.

MATURITY

..    The fund's average effective maturity will be no longer than five years.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Certain risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or


                   Intermediate Bond Fund of America - Page 2 principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S.

                   Intermediate Bond Fund of America - Page 3 government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

                   Intermediate Bond Fund of America - Page 4

FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


INVESTING IN VARIOUS COUNTRIES - The fund may only invest in non-U.S. securities that are U.S. dollar-denominated and are in the three highest rating categories. Accordingly, the risks described below are substantially lessened.


Investing outside the U.S. involves special risks, caused by, among other things: fluctuating local currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation and greater market volatility. However, in the opinion of the fund's investment adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally

                   Intermediate Bond Fund of America - Page 5 considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


ADJUSTMENT OF MATURITIES - The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly. Keeping in mind the fund's objective, the investment adviser may increase the fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses.


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33 1/3% of the value of its total assets, measured at the time any such loan is made. The fund does not currently intend to engage in this investment practice over the next 12 months.


                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

                   Intermediate Bond Fund of America - Page 6

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 65% and 59%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities") if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;

 2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities;

 3.  Invest in companies for the purpose of exercising control or management;

 4. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

 6. Acquire securities subject to contractual restrictions preventing their ready disposition or enter into repurchase agreements or purchase time deposits maturing in more than seven days if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 10% of the value of the fund's total assets;

                   Intermediate Bond Fund of America - Page 7

 7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

 8. Make loans, except that this does not prevent the fund from purchasing marketable debt securities and entering into repurchase agreements or making loans of portfolio securities;

 9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest in interests in oil, gas, or other mineral exploration or development programs;

15. Invest more than 5% of its total assets in warrants which are unattached to securities;

16.  Write, purchase or sell puts, calls or combinations thereof;

17. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation.

A further investment policy of the fund, which may be changed by action of the Board of Trustees without shareholder approval, is that the fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer. With respect to Investment Restriction #15, investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the fund's net assets, with no more than 2% being unlisted on the New York or American Stock Exchanges. (Warrants acquired by the fund in units or attached to securities may be deemed to be without value.)


Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission. For purposes of Investment Restriction #6, the fund will not invest more than 15% of its net assets in illiquid securities.


NON-FUNDAMENTAL POLICY -- The following policy may be changed without shareholder approval.

The fund may not issue senior securities, except as permitted by the 1940 Act.


                   Intermediate Bond Fund of America - Page 8

                             MANAGEMENT OF THE FUND



BOARD OF TRUSTEES AND OFFICERS

                                    YEAR FIRST                                        NUMBER OF BOARDS
                        POSITION     ELECTED                                           WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE    A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE         FUND    OF THE FUND/1/            PAST 5 YEARS               TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999        Corporate director and author;            14            Carnival Corporation
 Jr.                                               former U.S. Ambassador to
 Age: 69                                           Spain; former Vice Chairman,
                                                   Knight-Ridder, Inc.
                                                   (communications company);
                                                   former Chairman and Publisher,
                                                   The Miami Herald
                                                   ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee       1993        Private investor; former                  19            Ducommun Incorporated;
 Christie                                          President and CEO, The Mission                          IHOP Corporation;
 Age: 70                                           Group (non-utility holding                              Southwest Water Company;
                                                   company, subsidiary of Southern                         Valero L.P.
                                                   California Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994        Chairman of the Board and CEO,            12            Allegheny Technologies;
 Age: 54                                           AnAerobics, Inc. (organic waste                         BF Goodrich;
                                                   management)                                             Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee       1993        Chairman of the Board and CEO,            16            None
 Age: 68                                           Senior Resource Group LLC
                                                   (development and management of
                                                   senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee       1994        President and CEO, Fuller                 14            None
 Age: 57                                           Consulting (financial
                                                   management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1993        Chairman of the Board and CEO,            13            Sempra Energy;
 Age: 68                                           AECOM Technology Corporation                            Southwest Water Company
                                                   (engineering, consulting and
                                                   professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999        Principal, The Sanchez Family             12            None
 Age: 60                                           Corporation dba McDonald's
                                                   Restaurants (McDonald's
                                                   licensee)
-----------------------------------------------------------------------------------------------------------------------------------



                   Intermediate Bond Fund of America - Page 9

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND
                                       ELECTED               POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A TRUSTEE         WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND               TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Chairman of        1987        Executive Vice President and             17            None
 Jr.                  the Board                      Director, Capital Research and
 Age: 54              and Trustee                    Management Company; Director,
                                                     American Funds Distributors,
                                                     Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D.             Vice               1987        Senior Vice President and                12            None
 Goldstine            Chairman of                    Director, Capital Research and
 Age: 73              the Board                      Management Company
                      and Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet         President          1993        Senior Vice President, Capital            2            None
 Age: 47              and Trustee                    Research and Management
                                                     Company
-----------------------------------------------------------------------------------------------------------------------------------




                   Intermediate Bond Fund of America - Page 10

                                                                                    PRINCIPAL OCCUPATION(S) DURING
                              POSITION          YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                              WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
    NAME AND AGE              FUND/1/             OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer         Vice President              1994          Vice President and Secretary, Capital Research and Management
 Age: 48                                                             Company; Secretary, American Funds Distributors, Inc.*;
                                                                     Director, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams           Secretary                 1987          Vice President - Fund Business Management Group, Capital
 Age: 55                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley           Treasurer                 2002          Vice President - Fund Business Management Group, Capital
 Age: 35                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S.            Assistant Secretary            1994          Assistant Vice President - Fund Business Management Group,
 Verdick                                                             Capital Research and Management Company
 Age: 39
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman      Assistant Treasurer            2001          Vice President - Fund Business Management Group, Capital
 Age: 33                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities.
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                   Intermediate Bond Fund of America - Page 11

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard J. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                 $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton                  $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.             $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 John H. Smet                $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2003

No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $3,000 to Trustees who are not affiliated with the investment adviser, plus $210 for each Board of Trustees meeting attended; $250 per Audit Committee meeting attended; $420 per Contracts Committee meeting attended; and $83 per Nominating Committee meeting attended. Certain of the fund's Trustees may also serve as Committee members for other American Funds whose Committees meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.

                   Intermediate Bond Fund of America - Page 12

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2003


                                                                                                      TOTAL COMPENSATION (INCLUDING
                                                                           AGGREGATE COMPENSATION         VOLUNTARILY DEFERRED
                                                                           (INCLUDING VOLUNTARILY           COMPENSATION/1/)
                                                                          DEFERRED COMPENSATION/1/)     FROM ALL FUNDS MANAGED BY
                                  NAME                                          FROM THE FUND        CAPITAL RESEARCH AND MANAGEMENT
----------------------------------------------------------------------------------------------------- COMPANY OR ITS AFFILIATES/2/
                                                                                                     -------------------------------
 Richard J. Capen, Jr./3/                                                          $4,872                       $112,130
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                                           4,900                        249,555
------------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel/3/                                                                  4,738                         59,120
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                   5,596                        221,640
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/                                                               4,872                        171,915
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                  5,389                        143,140
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                   5,408                         64,640
------------------------------------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Trustees.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($11,858), H. Frederick Christie ($11,759), Diane C. Creel ($15,548), Martin Fenton ($16,258) and Leonard R. Fuller ($23,410). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of October 1, 2003, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on December 7, 1987. Although the Board of Trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through

                   Intermediate Bond Fund of America - Page 13

CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's retirement plan statement of additional information.


The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2003:



                                                     OWNERSHIP PERCENTAGE
                 NAME AND ADDRESS
----------------------------------------------------------------------------
 Edward D Jones & Co                                     Class A     8.51%
 ATTN: Mutual Fund                                       Class B     5.75
 Shareholder Accounting
 201 Progress Pkwy
 Maryland Hts MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S for the Sole Benefit of its Customers            Class B     7.13%
 ATTN Fund Administration                                Class C    18.20
 4800 Deer Lake Dr E Fl 2
 Jacksonville FL  32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets Inc                            Class C     7.15%
 Surpas House Account
 ATTN Cindy Tempesta 7th Floor
 333 W 34th St
 New York NY  10001-2402
----------------------------------------------------------------------------
 PFPC Brokerage Svcs                                     Class F     6.17%
 FBO Hilliard Lyons/Capital Directions
 760 Moore Rd
 Kng of Prussia PA  19406-1212
----------------------------------------------------------------------------
 Unified Trust Company NA                                Class F    18.73%
 2353 Alexandria Dr Ste 100
 Lexington KY  40504-3208
----------------------------------------------------------------------------
 Prudential Securities Inc                               Class F     9.44%
 Account for the Benefit of Clients
 Attention Mutual Funds
 1 New York Plz
 New York NY  10292-0001
----------------------------------------------------------------------------
 VCSP/CollegeAmerica                                 Class 529-E     5.65%
 Rex W Lim Owner
 IN
----------------------------------------------------------------------------


                   Intermediate Bond Fund of America - Page 14

COMMITTEES OF THE BOARD OF TRUSTEES

The fund has an Audit Committee comprised of Diane C. Creel, Martin Fenton, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Trustees. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.
 Such suggestions must be sent in writing to the Nominating

                   Intermediate Bond Fund of America - Page 15

Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees.


In reviewing the quality of services provided to the fund, the Committee noted that the fund's results were better than average for its peer group for the six months ended June 30, 2003 and the three-, five- and ten-year periods ended June 30, 2003. The Committee also considered the quality and depth of the investment adviser's organization in general and of the investment professionals currently providing services to the fund.

                   Intermediate Bond Fund of America - Page 16

In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees and its total expenses over various periods as a percentage of its average net assets continue to be well below the median relative to its peer group. Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based on the following rates and daily net asset levels:


                                NET ASSET LEVEL


          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.15                   6,000,000,000
------------------------------------------------------------------------------



                   Intermediate Bond Fund of America - Page 17

The agreement also provides for fees based on monthly gross investment income at the following rates:


                         MONTHLY GROSS INVESTMENT INCOME

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         3.00%                   $        0                 $3,333,333
------------------------------------------------------------------------------
         2.50                     3,333,333                  8,333,333
------------------------------------------------------------------------------
         2.00                     8,333,333
------------------------------------------------------------------------------



Assuming net assets of $5.3 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.30%, 0.32%, 0.34%, 0.36% and
0.38%, respectively.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended August 31, 2003, the investment adviser received $8,837,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $4,448,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $13,285,000. For the fiscal years ended 2002 and 2001, management fees paid by the fund amounted to $7,946,000 and $5,549,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F and 529 shares will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The investment adviser contracts with third parties, including American Funds Service

                   Intermediate Bond Fund of America - Page 18

Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


During the 2003 fiscal period, administrative services fees were:

                                                                           ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------
                              CLASS C                                               $704,000
------------------------------------------------------------------------------------------------------------
                              CLASS F                                                298,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-A                                               64,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-B                                               21,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-C                                               51,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-E                                                4,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-F                                                2,000
------------------------------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the

                   Intermediate Bond Fund of America - Page 19

Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003            $5,160,000          $19,897,000
                                                  2002             3,306,000           12,668,000
                                                  2001             1,300,000            4,972,000
                 CLASS B                          2003             1,384,000            8,047,000
                                                  2002               947,000            5,288,000
                                                  2001               295,000            1,787,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003               244,000              938,000
                                                  2002                73,000              284,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003                79,000              494,000
                                                  2002                15,000              120,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for

                   Intermediate Bond Fund of America - Page 20

Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of August 31, 2003, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $3,782,000.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.

                   Intermediate Bond Fund of America - Page 21

During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $11,693,000                 $1,880,000
------------------------------------------------------------------------------
        CLASS B                   3,338,000                    394,000
------------------------------------------------------------------------------
        CLASS C                   3,624,000                    574,000
------------------------------------------------------------------------------
        CLASS F                     433,000                    140,000
------------------------------------------------------------------------------
      CLASS 529-A                    73,000                     23,000
------------------------------------------------------------------------------
      CLASS 529-B                   106,000                     14,000
------------------------------------------------------------------------------
      CLASS 529-C                   273,000                     46,000
------------------------------------------------------------------------------
      CLASS 529-E                    12,000                      4,000
------------------------------------------------------------------------------
      CLASS 529-F                     4,000                      2,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other American Funds. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market

                   Intermediate Bond Fund of America - Page 22 value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a retirement plan or education saving account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to

                   Intermediate Bond Fund of America - Page 23 fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

                   Intermediate Bond Fund of America - Page 24

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund after May 5, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 20% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a

                   Intermediate Bond Fund of America - Page 25 long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

                   Intermediate Bond Fund of America - Page 26

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                adviser or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial adviser or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------




                   Intermediate Bond Fund of America - Page 27

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all American Funds, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in the American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.

                   Intermediate Bond Fund of America - Page 28

FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.



                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                   Intermediate Bond Fund of America - Page 29

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                   DEALER
                                                                 COMMISSION
                                             SALES CHARGE AS    AS PERCENTAGE
                                           PERCENTAGE OF THE:      OF THE
                                           ------------------

AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING    OFFERING
                                            INVESTED   PRICE       PRICE
                                            --------    -----       -----
-------------------------------------------
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%       5.00%
$25,000 but less than $50,000 . . .          5.26       5.00        4.25
$50,000 but less than $100,000. .            4.71       4.50        3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75        3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50        2.75
$250,000 but less than $500,000 .            2.56       2.50        2.00
$500,000 but less than $750,000 .            2.04       2.00        1.60
$750,000 but less than $1 million            1.52       1.50        1.20
$1 million or more . . . . . . . .           none       none     see below
-----------------------------------------------------------------------------


                   Intermediate Bond Fund of America - Page 30

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - INVESTMENTS OF $1 MILLION OR MORE ARE SOLD WITH NO INITIAL SALES CHARGE. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     . investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

                   Intermediate Bond Fund of America - Page 31

     AFTER MARCH 31, 2004:

     . All employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . All employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

                   Intermediate Bond Fund of America - Page 32

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES


Year of redemption:                 1     2     3     4     5     6     7+
Contingent deferred sales charge:   5%    4%    4%    3%    2%    1%    0%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.

                   Intermediate Bond Fund of America - Page 33

CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse (or equivalent if recognized under local law) and your children under age
21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

                   Intermediate Bond Fund of America - Page 34

     After March 31, 2004, all employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, holdings in Endowments (shares of which may be owned only by tax-exempt organizations) and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There

                   Intermediate Bond Fund of America - Page 35 will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse (or equivalent if recognized under local law) and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     . endowments or foundations established and controlled by you or your immediate family; or

     . CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

                   Intermediate Bond Fund of America - Page 36

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation and reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital

                   Intermediate Bond Fund of America - Page 37 gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     . in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     . in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     . in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to

                   Intermediate Bond Fund of America - Page 38 the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

                   Intermediate Bond Fund of America - Page 39

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to its oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity,

                   Intermediate Bond Fund of America - Page 40 where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     * Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     *  Requests must be signed by the registered shareholder(s).

     *  A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     * Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     * You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     * Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     *    Checks must be made payable to the registered shareholder(s).

                   Intermediate Bond Fund of America - Page 41

     * Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     * You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     * You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.

                   Intermediate Bond Fund of America - Page 42

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into other American Funds at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other American Funds within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless

                   Intermediate Bond Fund of America - Page 43 the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer or financial adviser, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. For more information, see "Telephone and Internet Purchases, Redemptions and Exchanges" below. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of Shares" above). THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

                   Intermediate Bond Fund of America - Page 44

AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of the American Funds under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders for the fund's portfolio securities transactions. The investment adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the investment adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund, as well as shares of other American Funds, or who have provided investment research, statistical, or other related services to the investment adviser. Brokerage allocation on this basis need not be proportional to the broker's sales of the fund's shares, or to the value of the research, statistical and other services used by the investment adviser for the benefit of the fund. The fund does not consider that the investment adviser has an obligation to

                   Intermediate Bond Fund of America - Page 45 obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the investment adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer activities. A regular broker-dealer is: (1) one of the ten broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the ten broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held debt securities of J.P. Morgan Chase & Co. in the amount of $27,000,000, Citigroup Inc. in the amount of $33,000,000, Wachovia Corporation in the amount of $13,000,000 and Prudential Financial, Inc. in the amount of $13,000,000.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended August 31, 2003, 2002 and 2001, amounted to $2,521,000, $1,646,000 and $766,000, respectively. The increase is primarily attributable to an increase in the volume of trading activity, resulting in an increase in dealer concessions paid on portfolio transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $3,536,000 for Class A shares and $345,000 for Class B shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of

                   Intermediate Bond Fund of America - Page 46

Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Trustees who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Trustees of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting

                   Intermediate Bond Fund of America - Page 47 requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals contained in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.

                   Intermediate Bond Fund of America - Page 48

     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent and those which act to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a historical knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $13.74
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $14.28


                   Intermediate Bond Fund of America - Page 49

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 2.47% based on a 30-day (or one month) period ended August 31, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a  = dividends and interest earned during the period.

             b  = expenses accrued for the period (net of reimbursements).

             c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d  = the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended August 31, 2003 were -1.19%, 4.70% and 4.98%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended August 31, 2003 were 2.68%, 5.51% and 5.38%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales charge of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indexes will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other American Funds for purposes of illustrating investment strategies involving multiple funds.

                   Intermediate Bond Fund of America - Page 50

The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

                   Intermediate Bond Fund of America - Page 51

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's).


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                   Intermediate Bond Fund of America - Page 52

STANDARD & POOR'S
-----------------
LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated CC is currently highly vulnerable to nonpayment.

                   Intermediate Bond Fund of America - Page 53

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
-------
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S
-----------------
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adviser economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                   Intermediate Bond Fund of America - Page 54

INVESTMENT PORTFOLIO
August 31, 2003

[begin pie chart]
Federal agency mortgage-backed                                         27.7%
Corporate bonds                                                        20.8%
U.S. Treasury notes & bonds                                            15.5%
Asset-backed obligations                                               15.7%
Federal agency debentures                                               5.5%
Commercial mortgage-backed securities                                   5.4%
Collateralized mortgage obligations                                     5.2%
Other                                                                   1.1%
Cash & equivalents                                                      3.1%

[end pie chart]


                                                                                             Principal              Market
                                                                                              amount                value
BONDS & NOTES                                                                                  (000)                (000)

FEDERAL AGENCY MORTGAGE-BACKED (1) - 27.74%
FEDERAL AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS - 24.15%
Fannie Mae:
 3.82% 2033 (2)                                                                                 $21,000              $20,607
 3.993% 2033 (2)                                                                                  3,668                3,609
 3.994% 2033 (2)                                                                                 11,932               11,748
 4.011% 2033 (2)                                                                                  2,067                2,034
 4.073% 2033 (2)                                                                                  4,970                4,926
 4.225% 2033 (2)                                                                                 36,822               36,631
 5.00% 2018                                                                                      43,478               43,702
 5.50% 2016 - 2033                                                                              169,705              172,148
 6.00% 2013 - 2033                                                                              110,866              115,068
 6.50% 2013 - 2032                                                                              117,271              123,546
 7.00% 2008 - 2031                                                                               54,762               58,144
 7.50% 2009 - 2031                                                                               17,010               18,173
 8.00% 2004                                                                                          12                   13
 8.50% 2008 - 2027                                                                                  772                  839
 9.00% 2009 - 2018                                                                                3,990                4,380
 9.311% 2026 (2)                                                                                  3,393                3,799
 9.50% 2009 - 2026                                                                                3,040                3,405
 10.00% 2018 - 2025                                                                               2,056                2,339
 11.00% 2020                                                                                        729                  856
 11.50% 2019 - 2020                                                                               2,791                3,275
 13.50% 2015                                                                                        651                  788
Freddie Mac:
 4.109% 2033 (2)                                                                                  3,644                3,611
 4.50% 2018                                                                                     119,000              116,769
 5.00% 2018 - 2033                                                                              101,191              100,722
 5.50% 2017 - 2033                                                                               69,948               70,669
 6.00% 2014 - 2029                                                                               65,306               67,351
 6.50% 2016 - 2032                                                                               36,708               38,431
 7.00% 2008 - 2017                                                                               13,475               14,266
 7.20% 2006                                                                                       3,848                4,295
 7.50% 2029                                                                                       2,651                2,837
 8.00% 2008 - 2017                                                                                2,336                2,519
 8.50% 2008 - 2027                                                                                1,272                1,379
 8.75% 2008                                                                                         124                  133
 9.00% 2030                                                                                       1,110                1,233
 9.50% 2010 - 2013                                                                                  101                  107
 10.00% 2018 - 2025                                                                               4,253                4,873
 11.00% 2018                                                                                        345                  400
Government National Mortgage Association:
 5.00% 2033                                                                                      31,250               30,293
 5.50% 2017 - 2033                                                                              104,271              104,497
 6.00% 2013 - 2029                                                                               37,075               38,504
 6.50% 2028 - 2029                                                                                9,414                9,841
 7.00% 2007 - 2032                                                                               11,523               12,269
 7.50% 2022 - 2031                                                                                3,326                3,560
 8.00% 2023 - 2030                                                                                4,375                4,720
 8.50% 2007 - 2023                                                                                2,765                3,004
 9.00% 2008 - 2021                                                                                  804                  886
 9.50% 2009 - 2021                                                                                3,038                3,361
 10.00% 2019                                                                                      1,378                1,591
                                                                                                                   1,272,151

FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.59%
Fannie Mae:
 Series 91-50, Class H, 7.75% 2006                                                                1,177                1,232
 Trust D2, 11.00% 2009                                                                              595                  663
 Series 88-16, Class B, 9.50% 2018                                                                   80                   91
 Series 90-93, Class G, 5.50% 2020                                                                  335                  343
 Series 90-21, Class Z, 9.00% 2020                                                                1,984                2,215
 Series 2002-W7, Class A-2, 4.80% 2022                                                           23,550               24,301
 Series 2001-4, Class GA, 10.173% 2025 (2)                                                        3,260                3,768
 Series 2001-4, Class NA, 11.759% 2025 (2)                                                        8,506                9,884
 Series 2002-W1, Class 1A-1, 3.42% 2027                                                             146                  146
 Series 2002-W3, Class A-5, 7.50% 2028                                                            6,925                7,543
 Series 2003-T3, Class 2A-3, 2.869% 2029                                                         15,866               15,754
 Series 2002-W7, Class A-5, 7.50% 2029                                                            5,296                5,768
 Series 2001-20, Class D, 11.02% 2031 (2)                                                           435                  510
 Series 2003-W10, Class 1A-2B, 3.112% 2037                                                        4,800                4,775
 Series 2003-W4, Class 1A-2, 3.063% 2038                                                         12,500               12,342
 Series 1999-T2, Class A-1, 7.50% 2039                                                            2,578                2,807
 Series 2003-W4, Class 1A-3, 3.991% 2040                                                         19,000               18,255
 Series 2002-W3, Class A-2, 5.50% 2041                                                            6,100                6,214
 Series 2001-T10, Class A-1, 7.00% 2041                                                           4,515                4,883
 Series 2001-50, Class BA, 7.00% 2041                                                             2,650                2,810
 Series 2002-W4, Class A-2, 5.10% 2042                                                            6,225                6,297
 Series 2002-W1, Class 2-A, 7.50% 2042                                                            2,103                2,290
Freddie Mac:
 Series H009, Class A-2, 1.876% 2008 (2)                                                         10,000                9,951
 Series 2489, Class A, 5.50% 2013                                                                 2,184                2,219
 Series B, Class 3, 12.50% 2013                                                                      20                   20
 Series 2310, Class B, 9.902% 2015 (2)                                                              346                  390
 Series 2310, Class A, 10.57% 2017 (2)                                                            1,413                1,600
 Series T-041, Class 1A-2, 4.76% 2021                                                             3,850                3,920
 Series 1567, Class A, 1.525% 2023 (2)                                                              349                  328
 Series T-041, Class 3-A, 7.50% 2032                                                              2,858                3,114
 Series T-056, Class A-2A, 2.842% 2036                                                           14,750               14,611
 Series T-042, Class A-2, 5.50% 2042                                                             15,850               16,225
Government National Mortgage Association:
 Series 2002-28, Class A, 4.776% 2018                                                             3,459                3,620
                                                                                                                     188,889

CORPORATE BONDS - 20.79%
INSURANCE - 5.46%
AIG SunAmerica: (3)
 Global Financing VIII 1.235% 2004   (2)                                                          2,000                2,002
 Global Financing V 5.20% 2004                                                                    3,000                3,079
 Global Financing II 7.60% 2005                                                                   7,150                7,835
Allstate Financial Global Funding LLC: (3)
 7.125% 2005                                                                                      2,000                2,196
 6.15% 2006                                                                                       9,000                9,756
 5.25% 2007                                                                                      15,600               16,746
ASIF Global Financing XVIII 3.85% 2007 (3)                                                        3,000                2,999
Hartford Financial Services Group, Inc.:
 2.375% 2006                                                                                     15,375               15,111
 4.70% 2007                                                                                       4,000                4,152
International Lease Finance Corp. 4.50% 2008                                                      3,000                3,037
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (3)                              24,500               25,749
John Hancock Global Funding II, Series 2002-G, 5.00% 2007 (3)                                    19,000               19,920
Lincoln National Corp.:
 7.25% 2005                                                                                       5,425                5,894
 6.50% 2008                                                                                      11,800               12,912
MetLife, Inc. 3.911% 2005                                                                        33,020               34,020
Monumental Global Funding: (3)
 Trust II-B, Series B, 6.95% 2003                                                                 7,100                7,131
 Trust II-2001-B, Series B, 6.05% 2006                                                            8,625                9,334
 Trust II-2002-A, Series A, 5.20% 2007                                                           19,350               20,637
Nationwide Life Insurance Co. 5.35% 2007 (3)                                                     21,350               22,589
Prudential Funding, LLC 6.60% 2008 (3)                                                           11,795               13,060
Prudential Insurance Company of America 6.375% 2006 (3)                                          14,725               16,135
ReliaStar Financial Corp.:
 8.625% 2005                                                                                      2,000                2,174
 8.00% 2006                                                                                      11,470               13,067
 6.50% 2008                                                                                       4,000                4,349
Travelers Property Casualty Corp. 3.75% 2008                                                     11,000               10,840
XL Capital Finance (Europe) PLC 6.50% 2012                                                        2,725                2,948
                                                                                                                     287,672

COMMERCIAL BANKS - 3.38%
ABN AMRO Bank NV 7.55% 2006                                                                       8,000                9,027
Bank of America Corp.:
 6.75% 2005                                                                                       2,000                2,177
 7.625% 2005                                                                                      1,000                1,087
 7.875% 2005                                                                                      3,000                3,290
 6.625% 2007                                                                                        200                  221
NationsBank Corp. 7.50% 2006                                                                      2,000                2,258
BANK ONE CORP.:
 Series A, 5.625% 2004                                                                            3,300                3,365
 2.625% 2008                                                                                      6,000                5,640
Barclays Bank PLC 7.375% (undated) (2) (3)                                                        2,000                2,264
Bayerische Landesbank, Series F, 2.50% 2006                                                       6,625                6,644
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (2) (3)                  4,500                5,125
Den Danske Bank A/S: (3)
 6.375 2008 (2)                                                                                   4,750                5,072
 7.40% 2010                                                                                         500                  561
Household Finance Corp.:
 8.00% 2005                                                                                       3,250                3,558
 3.375% 2006                                                                                      3,000                3,053
 5.75% 2007                                                                                       8,000                8,569
 7.875% 2007                                                                                      9,000               10,287
 6.40% 2008                                                                                       3,000                3,279
J.P. Morgan Chase & Co.:
 5.625% 2006                                                                                      5,000                5,374
 5.35% 2007                                                                                       6,050                6,452
 4.00% 2008                                                                                      15,000               15,068
Merita Bank Ltd. 7.50% (undated) (2) (3)                                                          2,825                3,024
Midland Bank PLC 8.625% 2004                                                                      4,200                4,555
Royal Bank of Scotland Group PLC, Series 3, 7.816% (undated)                                      7,500                8,340
Signet Bank 7.80% 2006                                                                            2,000                2,285
Skandinaviska Enskilda Banken 6.875% 2009                                                           300                  333
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2) (3)                                     8,750                9,774
U.S. Bancorp, Series N, 2.75% 2006                                                                7,500                7,533
Wachovia Corp. 3.50% 2008                                                                        13,000               12,692
Wells Fargo & Co.:
 7.25% 2005                                                                                       4,000                4,383
 3.50% 2008                                                                                      17,000               16,792
Wells Fargo Bank National Association 7.80% 2010 (2)                                              1,750                1,910
Wells Fargo Financial, Inc. 7.60% 2005                                                            3,500                3,820
                                                                                                                     177,812

DIVERSIFIED FINANCIALS - 2.18%
American Express Credit Corp.:
 1.28% 2006 (2)                                                                                   5,000                5,012
 3.00% 2008                                                                                      10,000                9,597
Bank of New York Co., Inc., Series E, 2.20% 2006                                                 10,000                9,917
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008 (3)                                  3,500                3,785
CIT Group Inc.:
 7.375% 2007                                                                                      3,500                3,933
 6.875% 2009                                                                                      3,000                3,286
Citicorp Lease Pass Through Trust, Series 1999-1, Class A-1, 7.22% 2005 (1) (3)                   2,428                2,541
Citigroup Inc.:
 5.75% 2006                                                                                       7,000                7,527
 3.50% 2008                                                                                      22,500               22,227
 5.625% 2012                                                                                      3,000                3,103
SLM Corp.:
 1.299% 2005 (2)                                                                                  4,000                4,008
 Series A, 3.625% 2008                                                                           17,500               17,268
 3.95% 2008                                                                                       5,000                4,961
USA Education, Inc. 5.625% 2007                                                                   9,035                9,687
State Street Capital Trust II 1.63% 2008 (2)                                                      8,000                8,006
                                                                                                                     114,858

CAPITAL GOODS - 1.96%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (1) (3)
 Class B, 7.156% 2011                                                                            24,523               26,418
 Class G, MBIA insured, 6.664% 2013                                                               2,897                3,162
Caterpillar Financial Services Corp., Series F, 2.59% 2006                                        3,000                2,989
General Electric Capital Corp., Series A:
 2.85% 2006                                                                                       5,000                5,052
 5.00% 2007                                                                                      23,000               24,198
 5.375% 2007                                                                                     10,000               10,680
 3.50% 2008                                                                                       9,000                8,841
 6.00% 2012                                                                                       2,500                2,644
General Electric Co. 5.00% 2013                                                                   2,000                1,975
Heller Financial, Inc. 8.00% 2005                                                                 3,500                3,865
John Deere Capital Corp. 3.90% 2008                                                              13,500               13,534
                                                                                                                     103,358

RETAILING - 1.69%
Costco Wholesale Corp. 5.50% 2007                                                                 5,250                5,664
CVS Corp. 6.117% 2013 (1) (3)                                                                     9,213                9,721
Kohl's Corp.:
 6.70% 2006                                                                                       7,074                7,741
 6.30% 2011                                                                                       2,690                2,944
Lowe's Companies, Inc.:
 7.50% 2005                                                                                       3,000                3,339
 8.25% 2010                                                                                       5,000                6,017
Nordstrom, Inc. 8.95% 2005                                                                        5,000                5,605
Target Corp.:
 5.95% 2006                                                                                       2,000                2,167
 5.50% 2007                                                                                      17,000               18,242
 3.375% 2008                                                                                     12,700               12,489
Wal-Mart Stores, Inc.:
 6.55% 2004                                                                                       5,000                5,234
 5.45% 2006                                                                                       5,000                5,388
 4.375% 2007                                                                                      2,000                2,079
 6.875% 2009                                                                                      2,000                2,277
                                                                                                                      88,907

TELECOMMUNICATION SERVICES - 1.40%
AirTouch Communications, Inc. 6.35% 2005                                                          1,500                1,600
Vodafone Group PLC:
 7.625% 2005                                                                                      8,750                9,447
 7.75% 2010                                                                                      13,025               15,217
British Telecommunications PLC 7.875% 2005 (2)                                                   10,250               11,413
Cingular Wireless LLC 5.625% 2006                                                                 3,000                3,209
Telefonica Europe BV 7.75% 2010                                                                  10,000               11,649
Verizon Global Funding Corp. 7.375% 2012                                                          5,000                5,698
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                  14,500               15,395
                                                                                                                      73,628

AUTOMOBILES & COMPONENTS - 0.92%
DaimlerChrysler North America Holding Corp. 6.40% 2006                                           18,000               19,297
Ford Motor Credit Co. 6.875% 2006                                                                 4,250                4,466
General Motors Acceptance Corp.:
 4.50% 2006                                                                                       2,000                2,005
 6.125% 2006                                                                                     10,000               10,441
 6.75% 2006                                                                                       5,000                5,275
 6.125% 2007                                                                                      5,000                5,155
 6.875% 2011                                                                                      2,000                2,004
                                                                                                                      48,643

UTILITIES  -  0.69%
Alabama Power Co., Series U, 2.65% 2006                                                           5,000                5,015
Duke Energy Corp. First and Refunding Mortgage Bonds:
 3.75% 2008 (3)                                                                                   5,000                4,927
 4.50% 2010                                                                                       2,250                2,233
Israel Electric Corp. Ltd. 7.25% 2006 (3)                                                         1,250                1,341
Pacificorp Australia LLC, MBIA insured, 6.15% 2008 (3)                                            6,000                6,470
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008                                   2,000                1,965
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                      13,500               14,333
                                                                                                                      36,284

MEDIA  -  0.60%
CBS Corp. 7.15% 2005                                                                              6,500                7,046
Viacom Inc. 6.40% 2006                                                                           17,250               18,719
Cox Radio, Inc. 6.375% 2005                                                                       3,500                3,710
Gannett Co., Inc. 4.95% 2005                                                                      2,000                2,092
                                                                                                                      31,567

FOOD, BEVERAGE & TOBACCO - 0.54%
Anheuser-Busch Co. Inc. 9.00% 2009                                                                2,000                2,513
Kraft Foods Inc.:
 4.625% 2006                                                                                      5,500                5,642
 5.625% 2011                                                                                      4,775                4,809
Nabisco, Inc. 7.05% 2007                                                                          9,200               10,125
Philip Morris Companies Inc. 7.00% 2005                                                           5,000                5,147
                                                                                                                      28,236

TRANSPORTATION - 0.53%
Burlington Northern and Santa Fe Railway Co. 6.96% 2009 (1)                                       5,322                5,757
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust: (1)
 Series 2002-2, 5.14% 2021                                                                        4,000                3,893
 Series 2002-1, 5.943% 2022                                                                         500                  525
Continental Airlines, Inc., MBIA insured, 2.158% 2009 (2)                                         2,000                2,011
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 1.86% 2009
  (1)  (2)  (3)                                                                                  10,237               10,302
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264%
  2021 (1)                                                                                        2,500                2,525
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA
  insured, 5.70% 2023 (1) (3)                                                                     1,784                1,841
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006 (1)                                 1,000                1,067
                                                                                                                      27,921

ENERGY - 0.38%
BP Capital Markets PLC 2.35% 2006                                                                10,000                9,946
Oil Enterprises Ltd., MBIA insured, 6.239% 2008 (1)  (3)                                          5,974                6,427
Pemex Finance Ltd.: (1)
 MBIA insured, 5.72% 2003                                                                           313                  314
 6.125% 2003                                                                                        552                  556
 AMBAC insured, 6.55% 2008                                                                        2,500                2,685
                                                                                                                      19,928

Thrifts & mortgage finance - 0.36%
Washington Mutual, Inc.:
 7.50% 2006                                                                                      15,500               17,381
 5.625% 2007                                                                                      1,600                1,714
                                                                                                                      19,095


REAL ESTATE - 0.32%
Kimco Realty Corp.:
 Series A, 6.73% 2005                                                                             9,500               10,218
 Series C, 3.95% 2008                                                                             2,000                1,972
Price REIT, Inc. 7.50% 2006                                                                       4,000                4,517
                                                                                                                      16,707

MATERIALS - 0.13%
Dow Chemical Co. 6.00% 2012                                                                       2,250                2,288
Scotia Pacific Co. LLC, Series B: (1)
 Class A-1, 6.55% 2028                                                                            1,044                  965
 Class A-2, 7.11% 2028                                                                            5,000                3,750
                                                                                                                       7,003

CONSUMER DURABLES & APPAREL  -  0.10%
Sony Capital Corp., Series C, 4.95% 2006 (3)                                                      5,000                5,317

HEALTH CARE EQUIPMENT & SERVICES  -  0.09%
UnitedHealth Group Inc.:
 7.50% 2005                                                                                       1,525                1,692
 5.20% 2007                                                                                       3,000                3,181
                                                                                                                       4,873

HOTELS, RESTAURANTS & LEISURE  -  0.06%
Carnival Corp. 6.15% 2008                                                                         2,901                3,065

ASSET-BACKED OBLIGATIONS (1) - 15.73%
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (3)                   5,562                5,644
AESOP Funding II LLC, Class A-1: (3)
 Series 2002-A, AMBAC insured, 3.85% 2006                                                         7,125                7,282
 Series 2003-2, MBIA insured, 2.74% 2007                                                          5,000                4,959
AmeriCredit Automobile Receivables Trust:
 Series 2002-D, Class A-3, FSA insured, 2.72% 2007                                                5,750                5,825
 Series 2003-A-M, Class A-4-A, MBIA insured, 3.16% 2009                                           2,000                1,966
 Series 2002-C, Class A-4, FSA insured, 3.55% 2009                                                5,000                5,010
Ameriquest Mortgage Securities Inc., Asset-backed Pass-Through Certificates,
  Series 2003-5, Class A-2, 2.43% 2033                                                           30,775               30,713
AMRESCO Residential Securities Mortgage Loan Trust, Series 1997-2, Class A-7,
  7.57% 2027                                                                                      6,924                7,219
Arcadia Automobile Receivables Trust, Series 1999-C, Class A-3, FSA insured,
  7.20% 2007                                                                                      1,402                1,413
Asset Backed Securities Corp. Home Equity Loan Trust:
 Series 2001-HE2, Class M-2, 2.16% 2031 (2)                                                      11,283               11,257
 Series 2001-HE3, Class A-IO, interest only, 3.60% 2031 (2)                                      37,465                  656
Banco Itau SA, XLCA insured: (2) (3)
 Series 2002-2, 1.86% 2006                                                                       13,500               13,399
 Series 2002, 1.94% 2007                                                                         18,700               18,560
Banco Nacional de Mexico, SA, Series 1999-A, Class A-1, MBIA insured, 7.50%
  2006 (3)                                                                                        3,380                3,622
California Infrastructure and Economic Development Bank, Special Purpose Trust,
  Series 1997-1:
 SCE-1, Class A-6, 6.38% 2008                                                                    26,690               28,588
 PG&E-1, Class A-7, 6.42% 2008                                                                   11,260               12,033
Capital One Auto Finance Trust, Series 2002-A, Class A-3, MBIA insured, 4.03%
  2006                                                                                            4,600                4,701
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                     11,950               12,924
Capital One Multi-asset Execution Trust, Series 2003-1, Class A, 1.50% 2009 (2)                  19,000               19,101
Centex Home Equity Loan Trust, Series 2003-A:
 Class AF-3, 2.708% 2026                                                                         11,200               11,107
 Class AV-1, 1.39% 2033 (2)                                                                       9,033                9,035
Chase Funding Trust:
 Series 2001-2, Class IA-3, 5.923% 2016                                                           1,387                1,391
 Series 2003-1, Class IA-2, 2.547% 2017                                                           7,000                7,002
 Series 2003-1, Class IA-3, 3.14% 2023                                                            5,000                4,995
Chase Manhattan Auto Owner Trust, Series 2002-A, Class A-3, 3.49% 2006                            3,367                3,406
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                    1,704                1,722
CitiFinancial Mortgage Securities Inc. REMIC Pass-Through Certificates Trust,
  Series 2003-1, Class AF-2, 2.948% 2033                                                          5,060                5,081
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA
  insured, 7.33% 2006 (3)                                                                         5,007                5,065
ComEd Transitional Funding Trust, Series 1998:
 Class A-5, 5.44% 2007                                                                            4,000                4,136
 Class A-6, 5.63% 2009                                                                           13,300               14,302
Conseco Finance Home Equity Loan Trust:
 Series 2000-B, Class AF-6, 7.80% 2020                                                            5,486                5,802
 Series 2000-F, Class AF-4, 7.67% 2026                                                            4,561                4,783
 Series 2001-B, Class II-M-1, 7.581% 2032                                                         9,658               10,237
 Series 2002-B, Class A-2, 5.31% 2033                                                             3,509                3,549
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,
  5.16% 2033                                                                                      3,994                4,025
Green Tree Financial Corp.:
 Series 1998-2, Class A-5, 6.24% 2016                                                             1,613                1,621
 Series 1997-6, Class A-6, 6.90% 2029                                                             1,633                1,661
 Series 1997-6, Class A-7, 7.14% 2029                                                             3,845                3,966
Green Tree Recreational, Equipment & Consumer Trust, Series 1999-A, Class A-6,
  6.84% 2010                                                                                      1,152                1,170
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4, MBIA
  insured, 6.91% 2005 (3)                                                                         1,713                1,769
CPS Auto Receivables Trust, Class A-2, XLCA insured: (3)
 Series 2003-A, 2.89% 2009                                                                        4,986                4,941
 Series 2002-B, 3.50% 2009                                                                       17,169               17,443
 Series 2002-C, 3.52% 2009                                                                        4,007                4,040
CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class A, interest
  only, 5.64% 2004                                                                                4,913                  158
CWABS, Inc.: (2)
 Series 1999-3, Class MV-1, 1.73% 2030                                                           10,000               10,005
 Series 2003-BC3, Class A-2, 1.42% 2033                                                           5,000                4,997
Drive Auto Receivables Trust, MBIA insured: (3)
 Series 2003-1, Class A-3, 2.41% 2007                                                            10,000               10,009
 Series 2002-1, Class A-4, 4.09% 2008                                                             6,500                6,697
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524%
  2008 (3)                                                                                        5,000                4,991
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (3)                      4,446                4,462
Financial Pacific Funding, Series 2003-A, Class A, FSA insured, 2.29% 2009 (3)                    4,175                4,154
First Investors Auto Owner Trust, Series 2002-A, Class A, MBIA insured, 3.46%
  2008 (3)                                                                                        2,258                2,283
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                           8,250                8,623
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (3)                               784                  787
Home Equity Asset Trust, Series 2003-5, Class A-2, 1.46% 2033                                    17,100               17,100
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                 20,250               20,972
Hyundai Auto Receivables Trust 2002-A, Class B, 3.54% 2009 (3)                                   12,125               12,275
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6, 5.54% 2009                       10,080               10,823
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A,
  Class AF-6, 6.537% 2030                                                                         2,000                2,105
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33%
  2031 (3)                                                                                        2,419                2,193
Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3, FSA
  insured, 3.175% 2006                                                                            9,500                9,641
Long Beach Mortgage Loan Trust, Series 2000-1: (1) (2)
 Class M-1, 1.77% 2031                                                                            7,000                7,018
 Class M-2, 2.21% 2031                                                                            9,000                9,011
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M-1,
  2.56% 2032 (2)                                                                                  9,000                9,000
MBNA Master Credit Card Trust II:
 Series 2000-D, Class B, 1.54% 2009 (2)                                                           5,750                5,792
 Series 2000-E, Class A, 7.801% 2012                                                              2,580                3,036
Merrill Lynch Mortgage Investors, Inc., Series 1999-NC1, Class M-1, 1.68%
  2030 (2)                                                                                        8,708                8,715
Metris Master Trust, Series 2001-1, Class A: (2)
 1.33% 2007                                                                                       6,000                5,934
 1.34% 2008                                                                                      10,000                9,780
MMCA Auto Owner Trust:
 Series 2000-2, Class B, 7.42% 2005                                                               3,500                3,593
 Series 2000-1, Class B, 7.55% 2005                                                               9,000                9,281
 Series 2002-1, Class A-3, 4.15% 2006                                                             1,237                1,242
 Series 2001-2, Class B, 5.75% 2007                                                               2,233                2,273
 Series 2001-3, Class B, 2.06% 2008 (2)                                                           2,314                2,248
 Series 2002-4, Class A-4, 3.05% 2009                                                             5,000                4,895
 Series 2002-3, Class A-4, 3.57% 2009                                                             5,000                4,959
 Series 2002-2, Class A-4, 4.30% 2010                                                             5,825                5,881
Navistar Financial Owner Trust, Series 2002-A:
 Class A-3, 4.09% 2006                                                                            3,500                3,566
 Class B, 4.95% 2009                                                                              1,409                1,414
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1998-1, Class A,
  MBIA insured, 6.68% 2016 (3)                                                                    8,978                9,431
Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class B, 1.81% 2010
  (2)  (3)                                                                                        2,250                2,264
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A,
  4.82% 2010 (3)                                                                                  8,750                9,133
NPF VI, Inc., Series 2002-1, Class A, 2.69% 2008 (2) (3) (4) (5)                                  1,500                  270
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (3) (4) (5)                                     1,000                  120
Onyx Acceptance Owner Trust, Series 2002-C, MBIA insured:
 Class A-3, 3.29% 2006                                                                            8,000                8,116
 Class A-4, 4.07% 2009                                                                            9,075                9,361
Option One Mortgage Loan Trust, Class M-1: (2)
 Series 2000-2, 1.69% 2030                                                                       11,907               11,907
 Series 2000-3, 1.71% 2030                                                                        7,250                7,254
Pass-through Amortizing Credit Card Trusts, Series 2002-1: (3)
 Class A-2FL, 2.46% 2012 (2)                                                                      3,355                3,352
 Class A-2FX, 4.685% 2012                                                                         7,550                7,614
PECO Energy Transition Trust, Series 1999-A:
 Class A-6, 6.05% 2009                                                                           13,150               14,277
 Class A-7, 6.13% 2009                                                                            7,000                7,659
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (3)                   7,375                8,022
PP&L Transition Bond Co. LLC, Series 1999-1:
 Class A-7, 7.05% 2009                                                                            6,260                7,013
 Class A-8, 7.15% 2009                                                                            1,200                1,368
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41%
  2010 (3)                                                                                        7,550                7,574
Rental Car Finance Corp., Series 1999-1, Class C, 6.50% 2007 (3)                                  2,000                2,052
Residential Asset Mortgage Products, Inc.:
 Series 2001-RZ2, Class A-IO, interest only, 8.00% 2003                                          20,000                  252
 Series 2003-RS1, Class AI-2, 2.871% 2023                                                         7,000                7,033
 Series 2003-RS1, Class AI-3, 3.495% 2028                                                         5,475                5,532
Residential Asset Securities Corp. Trust:
 Series 2002-KS8, Class A-3, AMBAC insured, 3.69% 2027                                            3,000                3,048
 Series 2003-KS2, Class A-I-3, 2.66% 2028                                                         8,650                8,534
 Series 2001-KS3, Class A-I-5, 6.48% 2031                                                         8,143                8,692
 Series 2001-KS6, Class A-2, 1.41% 2033 (2)                                                       3,990                3,988
 Series 2003-KS2, Class A-II-B, 1.41% 2033 (2)                                                    9,347                9,342
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
 Series 2001-H13, Class A-I-4, 6.09% 2015                                                         4,750                4,776
 Series 2001-HS2, Class A-4, 6.43% 2016                                                           1,210                1,235
Saxon Asset Securities Trust, Series 2002-2:
 Class AF-3, 4.61% 2024                                                                           5,600                5,753
 Class AF-5, 5.99% 2031                                                                           2,500                2,547
SeaWest Securitization LLC, XLCA insured: (3)
 Series 2002-A, Class A-3, 3.58% 2008                                                            22,579               22,843
 Series 2003-A, Class A-2, 2.84% 2009                                                            14,471               14,632
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.669% 2030 (2)                 16,000               15,959
Specialty Underwriting and Residential Finance Trust, Series 2003-BC2, Class A,
  1.44% 2034 (2)                                                                                  9,885                9,889
Student Loan Funding LLC, Series 1998-B, Class B-3, 6.25% 2019                                   13,500               14,163
Tobacco Settlement Financing Corp., Series 2001-A, 6.36% 2025                                     4,685                4,471
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured,
  2.62% 2007                                                                                      5,000                5,061
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                   7,000                7,133
                                                                                                                     828,704

U.S. TREASURY NOTES & BONDS - 15.45%
 6.00% August 2004 (6)                                                                           31,000               32,385
 5.875% November 2004                                                                             5,000                5,264
 11.625% November 2004 (6)                                                                       23,400               26,230
 5.75% November 2005 (6)                                                                         92,750              100,083
 5.875% November 2005                                                                             5,000                5,409
 6.875% May 2006                                                                                 29,250               32,701
 6.50% October 2006 (6)                                                                          38,000               42,429
 3.50% November 2006 (6)                                                                        115,825              118,901
 3.945% January 2007 (2) (6) (7)                                                                 16,521               17,889
 6.25% February 2007 (6)                                                                         47,750               53,234
 4.375% May 2007                                                                                146,500              154,100
 4.155% January 2008 (2) (6) (7)                                                                 59,690               65,704
 5.625% May 2008 (6)                                                                             50,000               54,930
 10.375% November 2009                                                                            4,000                4,414
 5.00% August 2011                                                                               88,500               93,201
 8.125% August 2019                                                                               5,375                7,108
                                                                                                                     813,982

FEDERAL AGENCY DEBENTURES - 5.50%
Fannie Mae:
 6.50% 2004                                                                                      25,000               26,186
 6.00% 2005                                                                                       4,500                4,861
 7.125% 2005                                                                                     26,000               28,002
 6.00% 2008                                                                                      23,500               25,776
Federal Home Loan Bank:
 4.875% 2004                                                                                     11,030               11,274
  2.50% 2006                                                                                      5,000                4,967
Freddie Mac:
 5.00% 2004 (6)                                                                                  21,750               22,301
 4.25% 2005 (6)                                                                                  47,750               49,625
 5.25% 2006 (6)                                                                                  53,250               56,622
 5.50% 2006                                                                                      14,000               15,039
 5.75% 2009                                                                                       9,000                9,224
 4.50% 2013                                                                                      31,125               29,837
United States Government Guaranteed Ship Financing Obligations, Rowan
  Companies, Inc. (Title XI) 5.88% 2012 (1)                                                       5,564                6,044
                                                                                                                     289,758

COMMERCIAL MORTGAGE-BACKED SECURITIES (1)  - 5.39%
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2002-HOME, Class A, 1.70% 2013 (2)  (3)                                                   7,915                7,895
 Series 1998-C1, Class A-1, 6.34% 2030                                                           13,499               14,498
 Series 1999-C1, Class X, interest only, 1.272% 2031 (2) (3)                                     86,175                4,402
 Series 1999-C1, 5.91% 2031                                                                       3,695                3,940
 Series 2001-TOP2, Class A-1, 6.08% 2035                                                          9,213                9,939
Chase Commercial Mortgage Securities Corp., Class A-1:
 Series 1996-1, 7.60% 2028                                                                          128                  128
 Series 1998-1, 6.34% 2030                                                                          793                  829
 Series 2000-2, 7.543% 2032                                                                       6,715                7,439
 Series 2000-1, 7.656% 2032                                                                       1,697                1,869
Commercial Mortgage Acceptance Corp., Class A-1:
 Series 1998-C2, 5.80% 2030                                                                       2,155                2,250
 Series 1998-C1, 6.23% 2031                                                                       1,622                1,717
CS First Boston Mortgage Securities Corp.:
 Series 2002-FL2, Class A-2, 1.46% 2010 (2)  (3)                                                  5,750                5,745
 Series 2001-CF2, Class A-2, 5.935% 2034                                                          9,000                9,611
 Series 2002-CKP1, Class A-1, 4.627% 2035                                                         6,453                6,703
 Series 2001-CK6, Class A-2, 6.103% 2036                                                          5,000                5,387
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                        10,426               10,846
 Series 1998-C1, Class A-1A, 6.26% 2040                                                           5,551                5,852
 Series 1998-C1, Class A-1B, 6.48% 2040                                                           4,000                4,386
 Series 1998-C1, Class C, 6.78% 2040                                                              6,450                7,023
 Series 1999-C1, Class A-1, 6.91% 2041                                                            6,559                7,119
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1, 6.22% 2031                  4,344                4,439
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-4, 6.90% 2031 (2)                                                       3,250                3,580
 Series 1999-CG1, Class A-1B, 6.46% 2032                                                          1,750                1,928
DLJ Mortgage Acceptance Corp., Series 1995-CF2, Class A-1B, 6.85% 2027 (3)                           49                   49
First Union National Bank Commercial Mortgage Trust, Class A-1:
 Series 2001-C1, 7.739% 2032                                                                      6,740                7,499
 Series 2002-C1, 5.585% 2034                                                                      9,016                9,530
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (3)                           2,464                2,580
GMAC Commercial Mortgage Securities, Inc.:
 Series 1997-C2, Class C, 6.91% 2029                                                              5,000                5,436
 Series 1999-C1, Class A-1, 5.83% 2033                                                           17,169               18,163
iStar Asset Receivables Trust, Series 2002-1, Class A-1, 1.37% 2017 (2) (3)                         833                  832
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1,
  Class A-2, 6.001% 2033                                                                          3,465                3,711
LB Commercial Mortgage Trust, Series 1998-C1:
 Class A-1, 6.33% 2030                                                                               46                   47
 Class A-3, 6.48% 2030                                                                            3,544                3,870
LB-UBS Commercial Mortgage Trust:
 Series 2000-C3, Class A-2, 7.95% 2010                                                            1,750                2,052
 Series 2001-C7, Class A-3, 5.642% 2025                                                           4,760                5,040
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.121% 2025 (2)                                                         249                  256
 Series 1998-C3, Class A-1, 5.65% 2030                                                            1,727                1,788
Morgan Stanley Capital I, Inc.:
 Series 2003-KIDS, Class A, 1.79% 2016 (2) (3)                                                    9,982                9,982
 Series 1998-HF2, Class A-1, 6.01% 2030                                                           3,851                4,096
 Series 1998-HF1, Class A-1, 6.19% 2030                                                           2,391                2,504
 Series 1998-WF2, Class A-1, 6.34% 2030                                                           2,950                3,129
 Series 1999-FNV1, Class A-1, 6.12% 2031                                                          7,415                7,902
 Series 1999-FNV1, Class A-2, 6.53% 2031                                                          4,815                5,299
 Series 1999-FNV1, Class D, 7.03% 2031                                                            4,000                4,419
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.59% 2034                                                            6,437                6,684
 Series 2001-TOP5, Class A-3, 6.16% 2035                                                          5,125                5,541
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                          11,118               11,791
Nationslink Funding Corp., Series 1999-1, Class A-1, 6.042% 2031                                  2,271                2,395
Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030                            16,343               17,484
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C,
  6.746% 2031                                                                                     2,000                2,193
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428%
  2035                                                                                           11,350               12,336
                                                                                                                     284,133
COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY ORIGINATED) (1) - 5.19%
Banc of America Mortgage Securities Trust:
 Series 2003-F, Class 1-A-1, 2.969% 2033 (2)                                                     15,907               15,869
 Series 2003-D, Class 1-A-1, 3.428% 2033 (2)                                                      1,517                1,522
 Series 2003-F, Class 2-A-1, 3.734% 2033 (2)                                                     12,008               11,907
 Series 2003-G, Class 2-A-1, 4.088% 2033 (2)                                                      9,940                9,928
 Series 2003-D, Class 2-A-1, 4.183% 2033                                                         16,658               16,633
Bear Stearns ARM Trust: (2)
 Series 2003-2, Class A-3, 3.703% 2033 (3)                                                        8,850                8,925
 Series 2003-6, Class A-2, 4.08% 2033                                                             4,879                4,874
 Series 2003-3, Class II-A-2, 4.236% 2033                                                        16,921               16,946
CHL Mortgage Pass-Through Trust:
 Series 2003-J6, Class 2-A-1, 4.75% 2018                                                         13,827               13,593
 Series 2003-HYB3, Class 4-A-1, 3.572% 2033 (2)                                                  11,397               11,183
 Series 2003-27, Class A-1, 3.85% 2033 (2)                                                       13,512               13,320
CS First Boston Mortgage Securities Corp., Class II-A-2: (2)
 Series 2003-AR20, 4.019% 2033                                                                    4,855                4,800
 Series 2003-AR12, 4.373% 2033                                                                    7,113                7,063
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                    2,531                2,603
Paine Webber CMO, Series O, Class 5, 9.50% 2019                                                     717                  776
PUMA Global Trust No. 1, Class B, 1.555% 2033 (2)                                                 5,500                5,446
Residential Funding Mortgage Securities I, Inc., Series 1998-S17, Class M-1,
  6.75% 2028                                                                                      1,880                1,879
Security National Mortgage Loan Trust, Series 2000-1, Class A-2, 8.75% 2024 (3)                   3,719                3,951
Structured Asset Notes Transaction, Ltd., Series 1996-A, Class A-1, 7.156%
  2003 (3)                                                                                        4,100                4,109
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033 (2)                   18,443               17,988
Structured Asset Securities Corp.: (2)
 Series 1998-RF2, Class A, 8.52% 2027 (3)                                                         6,577                7,461
 Series 1998-RF1, Class A, 8.684% 2027 (3)                                                        6,692                7,600
 Series 1999-RF1, Class A, 7.879% 2028 (3)                                                        9,610               10,407
 Series 1999-BC1, Class M2, 2.41% 2029                                                            2,146                2,151
WaMu Mortgage Pass-Through Certificates Trust: (2)
 Series 2003-AR3, Class A-2, 2.828% 2033                                                          2,500                2,504
 Series 2003-AR3, Class A-3, 3.567% 2033                                                          7,000                7,027
 Series 2003-AR7, Class A-7, 3.842% 2033                                                         26,731               26,317
 Series 2003-AR8, Class A, 4.03% 2033                                                             9,828                9,795
 Series 2003-AR6, Class A-1, 4.39% 2033                                                          21,447               21,473
 Series 2003-AR1, Class A-6, 4.56% 2033                                                           5,072                5,104
                                                                                                                     273,154
OTHER - 1.14%
Taxable municipal bonds - 1.04%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs.
  Rev. Bonds
  (The Dow Chemical Co. Project), Series 2002-A3, AMT, 4.95% 2033 (put 2007)                      8,000                8,307
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
  (San Diego Unified
  Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009 (1)  (3)                    8,102                8,409
Dormitory Auth., City University System Consolidated Third General Resolution
  Rev. Bonds, Series 2003-2, 2.38% 2005                                                           6,685                6,685
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
  Bonds, Series 2003-A1, 5.00% 2021 (1)                                                          16,790               15,720
Housing Fin. Agcy., State Personal Income Tax Rev.  Bonds (Econ. Dev. and
  Housing), Series B:
 2.39% 2006                                                                                       2,395                2,382
 2.61% 2006                                                                                       2,450                2,426
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2003, 4.375% 2019                                                                       12,000               10,963
                                                                                                                      54,892

EUROPEAN AGENCY  -  0.10%
KfW International Finance Inc. 2.50% 2005                                                         5,000                5,033


TOTAL BONDS & NOTES (cost: $5,056,312,000)                                                                         5,105,570



                                                                                              Principal              Market
                                                                                               amount                value
SHORT-TERM SECURITIES                                                                           (000)                (000)

U.S. TREASURIES  -  11.15%
0.91% due 9/4/2003                                                                               42,300               42,296
0.85% due 9/18/2003                                                                              25,000               24,990
0.83% due 10/02/2003                                                                             76,600               76,541
0.89% due 10/9/2003                                                                              45,600               45,556
0.90% due 10/16/2003                                                                             25,000               24,973
0.88% due 10/23/2003                                                                             59,900               59,823
0.91% due 10/30/2003                                                                             99,950               99,801
0.92% due 11/06/2003                                                                             81,700               81,561
0.93% due 11/13/2003                                                                             68,500               68,368
0.97% due 11/20/2003                                                                             63,500               63,366


TOTAL SHORT-TERM SECURITIES (cost: $587,267,000)                                                                     587,275


TOTAL INVESTMENT SECURITIES (cost: $5,643,579,000)                                                                 5,692,845
Other assets less liabilities                                                                                       (425,771)

NET ASSETS                                                                                                        $5,267,074

(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(2) Coupon rate may change periodically.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Valued under fair value procedures adopted by authority of the Board of Trustees.
(5) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(7) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements



FINANCIAL STATEMENTS

Statement of assets and liabilities
at August 31, 2003   (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market (cost: $5,643,579)                                                               $5,692,845
 Cash                                                                                                                 32,857
 Receivables for:
  Sales of investments                                                                      $57,782
  Sales of fund's shares                                                                     15,642
  Interest                                                                                   37,240                  110,664
                                                                                                                   5,836,366
LIABILITIES:
 Payables for:
  Purchases of investments                                                                  543,459
  Repurchases of fund's shares                                                               18,062
  Dividends on fund's shares                                                                  2,788
  Investment advisory services                                                                1,183
  Services provided by affiliates                                                             3,684
  Deferred Trustees' compensation                                                                78
  Other fees and expenses                                                                        38                  569,292

NET ASSETS AT AUGUST 31, 2003                                                                                     $5,267,074

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                 $5,302,053
 Undistributed net investment income                                                                                      72
 Accumulated net realized loss                                                                                       (84,317)
 Net unrealized appreciation                                                                                          49,266

NET ASSETS AT AUGUST 31, 2003                                                                                     $5,267,074

SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING
  - UNLIMITED SHARES AUTHORIZED

                                                                                                  Shares            Net asset
                                                                       Net assets            outstanding      value per share(1)
Class A                                                                 $3,981,241               289,856              $13.74
Class B                                                                    382,654                27,859               13.74
Class C                                                                    433,594                31,568               13.74
Class F                                                                    222,814                16,222               13.74
Class 529-A                                                                 55,218                 4,020               13.74
Class 529-B                                                                 15,773                 1,148               13.74
Class 529-C                                                                 40,264                 2,931               13.74
Class 529-E                                                                  3,156                   230               13.74
Class 529-F                                                                  2,893                   211               13.74
Class R-1                                                                    1,610                   117               13.74
Class R-2                                                                   40,103                 2,920               13.74
Class R-3                                                                   37,342                 2,719               13.74
Class R-4                                                                    5,320                   387               13.74
Class R-5                                                                   45,092                 3,283               13.74


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $14.28 for each.

See Notes to Financial Statements

STATEMENT OF OPERATIONS                                 (dollars in thousands)
for the year ended August 31, 2003

INVESTMENT INCOME:
 Income:
  Interest                                                                                                             $172,865

 Fees and expenses:
  Investment advisory services                                                                 $13,285
  Distribution services                                                                         19,801
  Transfer agent services                                                                        3,881
  Administrative services                                                                        1,515
  Reports to shareholders                                                                          156
  Registration statement and prospectus                                                            688
  Postage, stationery and supplies                                                                 528
  Trustees' compensation                                                                            40
  Auditing and legal                                                                                57
  Custodian                                                                                         91
  State and local taxes                                                                             38
  Other                                                                                             45
  Total expenses before reimbursement                                                           40,125
   Reimbursement of expenses                                                                       116                   40,009
 Net investment income                                                                                                  132,856

NET REALIZED GAIN AND UNREALIZED DEPRECIATION ON INVESTMENTS:
 Net realized gain on investments                                                                                         4,508
 Net unrealized depreciation on investments                                                                             (27,293)
  Net realized gain and unrealized depreciation on investments                                                          (22,785)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                   $110,071

See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                                                    Year ended August 31
                                                                                                2003                     2002
OPERATIONS:
 Net investment income                                                                        $132,856                 $110,356
 Net realized gain (loss) on investments                                                         4,508                   (9,700)
 Net unrealized (depreciation) appreciation on investments                                     (27,293)                  43,279
  Net increase in net assets resulting from operations                                         110,071                  143,935

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                     (147,250)                (111,717)

CAPITAL SHARE TRANSACTIONS                                                                   1,653,313                1,910,227

TOTAL INCREASE IN NET ASSETS                                                                 1,616,134                1,942,445

NET ASSETS:
 Beginning of year                                                                           3,650,940                1,708,495
 End of year (including undistributed and distributions in excess of net
  investment income: $72 and $(153), respectively)                                          $5,267,074               $3,650,940

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None               Declines from 5%             Classes B and 529-B
                                                        to zero                     convert to
                                                 for redemptions within         classes A and 529-A,
                                                     six years of                 respectively, after
                                                       purchase                      eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

         MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any realized gain or loss is deferred until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.


2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of August 31, 2003, the cost of investment securities for federal income tax purposes was $5,644,724,000.

During the year ended August 31, 2003, the fund reclassified $34,099,000 from additional paid-in capital to accumulated net realized loss, and $14,619,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                              (dollars in thousands)
Undistributed net investment income
                                                                              $2,938
Short-term and long-term capital loss deferrals                             (72,785)
Gross unrealized appreciation on investment securities
                                                                              88,937
Gross unrealized depreciation on investment securities                      (40,816)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $39,736,000, $7,050,000, $3,837,000, $7,139,000, $1,587,000 and
$13,436,000 expiring in 2004, 2005, 2006, 2008, 2009 and 2011, respectively.
During the year ended August 31, 2003, a capital loss carryforward of $34,099,000 expired. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $10,388,000, which were realized during the period November 1, 2002 through August 31, 2003.


The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                         Distributions from ordinary income
                                                                                                     Distributions           Total
                                                                                    Short-term      from long-term    distributions
Share class(1)                                           Net investment income    capital gains      capital gains            paid
Year ended August 31, 2003
Class A                                                        $ 121,428                -                   -            $ 121,428
Class B                                                            7,934                -                   -                7,934
Class C                                                            8,243                -                   -                8,243
Class F                                                            5,258                -                   -                5,258
Class 529-A                                                        1,124                -                   -                1,124
Class 529-B                                                          226                -                   -                  226
Class 529-C                                                          593                -                   -                  593
Class 529-E                                                           63                -                   -                   63
Class 529-F                                                           40                -                   -                   40
Class R-1                                                             17                -                   -                   17
Class R-2                                                            398                -                   -                  398
Class R-3                                                            482                -                   -                  482
Class R-4                                                             92                -                   -                   92
Class R-5                                                          1,352                -                   -                1,352
Total                                                          $ 147,250                -                   -            $ 147,250

Year ended August 31, 2002
Class A                                                        $ 102,295                -                   -            $ 102,295
Class B                                                            4,079                -                   -                4,079
Class C                                                            3,147                -                   -                3,147
Class F                                                            1,778                -                   -                1,778
Class 529-A                                                          127                -                   -                  127
Class 529-B                                                           26                -                   -                   26
Class 529-C                                                           81                -                   -                   81
Class 529-E                                                            4                -                   -                    4
Class 529-F                                                            -                -                   -                    -
Class R-1                                                              1                -                   -                    1
Class R-2                                                              2                -                   -                    2
Class R-3                                                              1                -                   -                    1
Class R-4                                                              1                -                   -                    1
Class R-5                                                            175                -                   -                  175
Total                                                          $ 111,717                -                   -            $ 111,717

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.



3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross investment income and decreasing to 2.00% on such income in excess of $8,333,333. For the year ended August 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.271% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of August 31, 2003, unreimbursed expenses subject to reimbursement totaled $3,782,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended August 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class A         $11,693           $3,536        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           3,338             345         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           3,624          Included            $544                $160            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            433           Included             260                  38            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          73            Included              57                  7                  $38
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          106           Included              16                  5                   11
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          273           Included              41                  10                  27
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          12            Included              3                   -*                   2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           4            Included              2                   -*                   2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1            8            Included              1                   3             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           136           Included              27                 148            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           93            Included              28                  38            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4            8            Included              5                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              40                  1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $19,801           $3,881            $1,024               $411                 $80
---------------------------------------------------------------------------------------------------------------
* Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Share class(1)                                          Sales(2)                 Reinvestments of dividends
                                                                                     and distributions

                                                  Amount         Shares           Amount            Shares
Year ended August 31, 2003
Class A                                      $ 3,254,392       234,519             $ 104,744         7,552
Class B                                          293,490        21,151                 6,849           494
Class C                                          401,976        28,960                 6,850           494
Class F                                          331,395        23,873                 4,653           336
Class 529-A                                       45,723         3,295                 1,115            80
Class 529-B                                       13,348           962                   224            16
Class 529-C                                       31,682         2,283                   588            42
Class 529-E                                        2,821           204                    62             4
Class 529-F                                        2,993           216                    39             3
Class R-1                                          2,182           157                    16             1
Class R-2                                         47,213         3,398                   391            28
Class R-3                                         51,977         3,738                   472            34
Class R-4                                         11,088           799                    84             6
Class R-5                                         31,881         2,300                   680            49
Total net increase
   (decrease)                                $ 4,522,161       325,855             $ 126,767         9,139

Year ended August 31, 2002
Class A                                      $ 2,419,469       177,062              $ 85,242         6,254
Class B                                          192,650        14,085                 3,454           253
Class C                                          235,117        17,211                 2,586           190
Class F                                          134,116         9,809                 1,514           111
Class 529-A                                       14,423         1,058                   125             9
Class 529-B                                        3,440           252                    26             2
Class 529-C                                       11,380           834                    79             6
Class 529-E                                          746            55                     4            -*
Class 529-F                                     -              -                                   -
Class R-1                                            214            16                    -*            -*
Class R-2                                            931            67                     2            -*
Class R-3                                            625            45                     1            -*
Class R-4                                            280            20                     1            -*
Class R-5                                         27,030         1,972                    95             7
Total net increase
   (decrease)                                $ 3,040,421       222,486              $ 93,129         6,832






Share class(1)
                                                         Repurchases(2)                      Net increase

                                                    Amount            Shares           Amount          Shares
Year ended August 31, 2003
Class A                                         $ (2,422,426)        (174,639)       $ 936,710         67,432
Class B                                             (120,147)          (8,662)         180,192         12,983
Class C                                             (183,436)         (13,225)         225,390         16,229
Class F                                             (215,252)         (15,515)         120,796          8,694
Class 529-A                                           (5,691)            (410)          41,147          2,965
Class 529-B                                           (1,142)             (83)          12,430            895
Class 529-C                                           (2,999)            (216)          29,271          2,109
Class 529-E                                             (458)             (33)           2,425            175
Class 529-F                                             (109)              (8)           2,923            211
Class R-1                                               (708)             (51)           1,490            107
Class R-2                                             (7,958)            (572)          39,646          2,854
Class R-3                                            (15,176)          (1,089)          37,273          2,683
Class R-4                                             (6,069)            (437)           5,103            368
Class R-5                                            (14,044)          (1,015)          18,517          1,334
Total net increase
   (decrease)                                   $ (2,995,615)        (215,955)     $ 1,653,313        119,039

Year ended August 31, 2002
Class A                                         $ (1,088,298)         (79,811)     $ 1,416,413        103,505
Class B                                              (38,389)          (2,814)         157,715         11,524
Class C                                              (49,624)          (3,641)         188,079         13,760
Class F                                              (45,932)          (3,373)          89,698          6,547
Class 529-A                                             (164)             (12)          14,384          1,055
Class 529-B                                              (18)              (1)           3,448            253
Class 529-C                                             (249)             (18)          11,210            822
Class 529-E                                               -*               -*              750             55
Class 529-F                                        -                 -                -               -
Class R-1                                                (75)              (6)             139             10
Class R-2                                                (19)              (1)             914             66
Class R-3                                               (127)              (9)             499             36
Class R-4                                                (15)              (1)             266             19
Class R-5                                               (413)             (30)          26,712          1,949
Total net increase
   (decrease)                                   $ (1,223,323)         (89,717)     $ 1,910,227        139,601



* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.



5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of August 31, 2003, the total value of restricted securities was $591,469,000, which represents 11.23% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,912,036,000 and $2,920,360,000, respectively, during the year ended August 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended August 31, 2003, the custodian fee of $91,000 includes $88,000 that was offset by this reduction, rather than paid in cash.


Financial Highlights (1)

                                                                         Income from investment operations(2)
                                                                                               Net
                                                     Net asset                      (losses) gains                     Dividends
                                                        value,              Net      on securities   Total from        (from net
                                                     beginning       investment     (both realized   investment       investment
                                                     of period           income     and unrealized)  operations          income)
Class A:
 Year ended 8/31/2003                                 $13.81              $.39             $(.02)         $.37           $(.44)
 Year ended 8/31/2002                                  13.69               .64              .14            .78            (.66)
 Year ended 8/31/2001                                  13.08               .78              .65           1.43            (.82)
 Year ended 8/31/2000                                  13.01               .78              .03                           (.74)
 Year ended 8/31/1999                                  13.56               .76             (.55)           .21            (.76)
Class B:
 Year ended 8/31/2003                                  13.81               .29             (.02)           .27            (.34)
 Year ended 8/31/2002                                  13.69               .55              .14            .69            (.57)
 Year ended 8/31/2001                                  13.08               .69              .65           1.34            (.73)
 Period from 3/15/2000 to 8/31/2000                    13.01               .25              .13            .38            (.31)
Class C:
 Year ended 8/31/2003                                  13.81               .28             (.02)           .26            (.33)
 Year ended 8/31/2002                                  13.69               .53              .14            .67            (.55)
 Period from 3/15/2001 to 8/31/2001                    13.61               .29              .10            .39            (.31)
Class F:
 Year ended 8/31/2003                                  13.81               .38             (.02)           .36            (.43)
 Year ended 8/31/2002                                  13.69               .64              .14            .78            (.66)
 Period from 3/19/2001 to 8/31/2001                    13.60               .32              .11            .43            (.34)
Class 529-A:
 Year ended 8/31/2003                                  13.81               .37             (.02)           .35            (.42)
 Period from 2/19/2002 to 8/31/2002                    13.59               .30              .23            .53            (.31)
Class 529-B:
 Year ended 8/31/2003                                  13.81               .26             (.02)           .24            (.31)
 Period from 2/26/2002 to 8/31/2002                    13.58               .24              .24            .48            (.25)
Class 529-C:
 Year ended 8/31/2003                                  13.81               .26             (.02)           .24            (.31)
 Period from 2/19/2002 to 8/31/2002                    13.59               .25              .23            .48            (.26)
Class 529-E:
 Year ended 8/31/2003                                  13.81               .34             (.02)           .32            (.39)
 Period from 3/15/2002 to 8/31/2002                    13.43               .24              .40            .64            (.26)
Class 529-F:
 Period from 9/16/2002 to 8/31/2003                    13.86               .30             (.02)           .28            (.40)
Class R-1:
 Year ended 8/31/2003                                  13.81               .28             (.02)           .26            (.33)
 Period from 6/13/2002 to 8/31/2002                    13.63               .09              .18            .27            (.09)
Class R-2:
 Year ended 8/31/2003                                  13.81               .28             (.02)           .26            (.33)
 Period from 5/31/2002 to 8/31/2002                    13.61               .11              .21            .32            (.12)
Class R-3:
 Year ended 8/31/2003                                  13.81               .33             (.02)           .31            (.38)
 Period from 6/26/2002 to 8/31/2002                    13.69               .09              .13            .22            (.10)
Class R-4:
 Year ended 8/31/2003                                  13.81               .38             (.02)           .36            (.43)
 Period from 6/27/2002 to 8/31/2002                    13.66               .09              .16            .25            (.10)
Class R-5:
 Year ended 8/31/2003                                  13.81               .43             (.02)           .41            (.48)
 Period from 5/15/2002 to 8/31/2002                    13.52               .18              .29            .47            (.18)


                                                                                                        Ratio of         Ratio of
                                                       Net asset                    Net assets,         expenses       net income
                                                      value, end        Total     end of period       to average       to average
                                                       of period     return(3)    (in millions)       net assets       net assets
Class A:
 Year ended 8/31/2003                                     $13.74         2.68%          $3,981             .70%            2.84%
 Year ended 8/31/2002                                      13.81         5.89            3,071             .76             4.70
 Year ended 8/31/2001                                      13.69        11.23            1,628             .81             5.78
 Year ended 8/31/2000                                      13.08         6.47            1,290             .83             6.06
 Year ended 8/31/1999                                      13.01         1.55            1,535             .75             5.69
Class B:
 Year ended 8/31/2003                                      13.74         1.96              383            1.40             2.05
 Year ended 8/31/2002                                      13.81         5.14              205            1.46             3.86
 Year ended 8/31/2001                                      13.69        10.47               46            1.50             4.85
 Period from 3/15/2000 to 8/31/2000                        13.08         3.63                5             .69             2.14
Class C:
 Year ended 8/31/2003                                      13.74         1.86              434            1.49             1.93
 Year ended 8/31/2002                                      13.81         5.04              212            1.55             3.67
 Period from 3/15/2001 to 8/31/2001                        13.69         2.92               22             .81             2.16
Class F:
 Year ended 8/31/2003                                      13.74         2.65              223             .71             2.69
 Year ended 8/31/2002                                      13.81         5.85              104             .79             4.47
 Period from 3/19/2001 to 8/31/2001                        13.69         3.24               13             .40             2.43
Class 529-A:
 Year ended 8/31/2003                                      13.74         2.58               55             .76             2.56
 Period from 2/19/2002 to 8/31/2002                        13.81         3.98               15             .91 (5)         4.11  (5)
Class 529-B:
 Year ended 8/31/2003                                      13.74         1.77               16            1.59             1.70
 Period from 2/26/2002 to 8/31/2002                        13.81         3.58                3            1.64 (5)         3.38  (5)
Class 529-C:
 Year ended 8/31/2003                                      13.74         1.78               40            1.58             1.74
 Period from 2/19/2002 to 8/31/2002                        13.81         3.58               11            1.63 (5)         3.36  (5)
Class 529-E:
 Year ended 8/31/2003                                      13.74         2.30                3            1.06             2.28
 Period from 3/15/2002 to 8/31/2002                        13.81         4.79                1             .51             1.73
Class 529-F:
 Period from 9/16/2002 to 8/31/2003                        13.74         2.00                3             .81 (5)         2.23  (5)
Class R-1:
 Year ended 8/31/2003                                      13.74         1.87                2            1.48 (6)         1.61
 Period from 6/13/2002 to 8/31/2002                        13.81         2.02                - (4)         .31 (6)          .69
Class R-2:
 Year ended 8/31/2003                                      13.74         1.90               40            1.44 (6)         1.55
 Period from 5/31/2002 to 8/31/2002                        13.81         2.34                1             .37 (6)          .80
Class R-3:
 Year ended 8/31/2003                                      13.74         2.29               37            1.06 (6)         1.99
 Period from 6/26/2002 to 8/31/2002                        13.81         1.58                1             .20 (6)          .64
Class R-4:
 Year ended 8/31/2003                                      13.74         2.64                5             .71 (6)         2.55
 Period from 6/27/2002 to 8/31/2002                        13.81         1.87                - (4)         .13 (6)          .68
Class R-5:
 Year ended 8/31/2003                                      13.74         2.97               45             .40             3.10
 Period from 5/15/2002 to 8/31/2002                        13.81         3.49               27             .13             1.28



                                                                                         Year ended August 31
                                                                               2003         2002     2001     2000    1999

Portfolio turnover rate for all classes of shares                              65%           59%      73%     48%      70%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.85%, 1.99%, 1.13% and .73% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended August 31, 2003, and .38%, .48%, .25% and .16% for classes R-1, R-2, R-3 and R-4, respectively, during  the period ended August 31, 2002.


INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF INTERMEDIATE BOND FUND OF AMERICA:

We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the "Fund"), including the investment portfolio, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Intermediate Bond Fund of America as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
October 7, 2003



TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 12% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

 [logo - American Funds(sm)]




                                         The right choice for the long term/(R)/




Intermediate Bond
Fund of America/(R)/












TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
11    Purchase, exchange and sale of shares
13    Sales charges
15    Sales charge reductions
16   Individual Retirement Account (IRA) rollovers
17   Plans of distribution
17    Distributions and taxes
18    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 November 1, 2003

Risk/Return summary

The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having an average effective maturity of no longer than five years and consisting of debt securities with quality ratings of A or better.

The fund is designed for investors seeking income and more price stability than from investing in stocks and longer term bonds, and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.

The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. Certain of these securities may not be backed by the full faith and credit of the United States government and are supported only by the credit of the issuer. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). These securities are neither issued nor guaranteed by the United States Treasury.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                 Intermediate Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

[Begin bar chart]

'93             9.12
'94            -2.99
'95            13.86
'96             4.15
'97             7.01
'98             6.72
'99             1.04
'00            10.14
'01             6.93
'02             7.05

[End bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST                       4.40%  (quarter ended March 31, 1993)
LOWEST                       -2.59%  (quarter ended March 31, 1994)


The cumulative total return for the nine months ended September 30, 2003, was 2.43%.


                                     2
Intermediate Bond Fund of America / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

Class A share results reflect the maximum initial sales charge of 3.75%. Class A sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88         3.02%    5.53%    5.80%        6.69%
 Citigroup Broad Investment-Grade      8.72     7.22     6.85         7.69
(1-7 Years) Index/2/
 Lipper Short-Intermediate Investment  6.63     6.20     6.03         6.86
Grade Average/3/
 Consumer Price Index/4/               2.38     2.32     2.46         3.03
-------------------------------------------------------------------------------
 Class A 30-day yield at August 31, 2003: 2.47%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
2 Citigroup Broad Investment-Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     3
                                 Intermediate Bond Fund of America / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum sales charge on purchases              3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The sales charge is reduced or eliminated for purchases of $100,000 or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                           CLASS A    R-1      R-2      R-3      R-4      R-5
-------------------------------------------------------------------------------
 Management fees            0.27%   0.27 %   0.27 %   0.27 %   0.27 %    0.27%
-------------------------------------------------------------------------------
 Distribution and/or        0.30    1.00     0.75     0.50     0.25       N/A
 service (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses/2/          0.13    0.58     0.97     0.36     0.21      0.13
-------------------------------------------------------------------------------
 Total annual fund          0.70    1.85     1.99     1.13     0.73      0.40
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement       N/A    0.37/3/  0.55/3/  0.07/3/  0.02/3/    N/A
-------------------------------------------------------------------------------
 Net expenses               0.70    1.48     1.44     1.06     0.71      0.40
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75% and
 0.50%, respectively, of the class's average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class's average net assets annually.
2 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
3 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. These reimbursements are the result of higher expenses during the start-up period.


                                     4
Intermediate Bond Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1/                      $444    $590     $750      $1,213
--------------------------------------------------------------------
 Class R-1/2/                     151     468      808       1,768
--------------------------------------------------------------------
 Class R-2/2/                     147     456      787       1,724
--------------------------------------------------------------------
 Class R-3/2/                     108     337      585       1,294
--------------------------------------------------------------------
 Class R-4/2/                      73     227      395         883
--------------------------------------------------------------------
 Class R-5                         41     128      224         505
--------------------------------------------------------------------



1 Reflects the maximum initial sales charge in the first year.

2 Reflects expenses paid by Capital Research and Management Company during the start-up period for this class.


                                     5
                                 Intermediate Bond Fund of America / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service, Inc.) or unrated but determined to be of equivalent quality, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years. As of the end of the fund's last fiscal period, August 31, 2003, the average effective maturity of the fund's portfolio was 3.19 years.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The


                                     6
Intermediate Bond Fund of America / Prospectus fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit). The loans underlying these securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions. A larger cash position could detract from the achievement of the fund's income objective in a period of rising market prices; conversely, consistent with the fund's preservation of capital objective, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes they no longer represent good value.


                                     7
                                 Intermediate Bond Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table shown on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88         7.05%    6.33%    6.21%        6.96%
 Citigroup Broad Investment-Grade      8.72     7.22     6.85         7.69
(1-7 Years) Index/2/
 Lipper Short-Intermediate Investment  6.63     6.20     6.03         6.86
Grade Average/3/
 Consumer Price Index/4/               2.38     2.32     2.46         3.03
-------------------------------------------------------------------------------
 Class A distribution rate/ /at December 31, 2002: 3.44%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
2 Citigroup Broad Investment-Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.


                                     8
Intermediate Bond Fund of America / Prospectus

[Begin pie chart]
Holdings by type of investment as of August 31, 2003

Federal agency mortgage pass-throughs                                27.7%
Corporate bonds                                                      20.8%
Asset-backed obligations                                             15.7%
U.S. Treasury notes & bonds                                          15.5%
Federal agency debentures                                             5.5%
Commercial mortgage-backed securities                                 5.4%
Collaterized mortgage obligations                                     5.2%
Other                                                                 1.1%
Cash & equivalents                                                    3.1%
[End pie chart]


 HOLDINGS BY QUALITY RATING AS OF AUGUST 31, 2003
 See the Appendix in the statement of additional information for a
description of quality categories.             PERCENT OF NET ASSETS
 U.S. government obligations/1/                        19.7%
-------------------------------------------------------------------------------
 AAA/Aaa                                               54.0
-------------------------------------------------------------------------------
 AA/Aa                                                  8.1
-------------------------------------------------------------------------------
 A                                                     14.3
-------------------------------------------------------------------------------
 BBB/Baa/2/                                             0.8
-------------------------------------------------------------------------------
 Cash & equivalents                                     3.1



1 These securities are guaranteed by the full faith and credit of the United
 States government.
2 Represents bonds whose quality ratings were downgraded while held by the fund.


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     9
                                 Intermediate Bond Fund of America / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears above in the Annual Fund Operating Expenses table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Intermediate Bond Fund of America are:



PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 JOHN H. SMET                       12 years           Senior Vice President, Capital Research and
 President and Trustee                                 Management Company

                                                       Investment professional for 21 years in total;
                                                       20 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 THOMAS H. HOGH                     7 years            Vice President, Capital International
                                                       Research, Inc.

                                                       Investment professional for 17 years in total;
                                                       14 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 DAVID A. HOAG                  less than 1 year       Senior Vice President, Capital Research Company

                                                       Investment professional for 15 years in total; 12
                                                       years with Capital Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------




                                     10
Intermediate Bond Fund of America / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in the American Funds. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR A PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     11
                                 Intermediate Bond Fund of America / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     12
Intermediate Bond Fund of America / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.


                                     13
                                 Intermediate Bond Fund of America / Prospectus

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . All employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 . All employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions."

CLASS R SHARES

Class R shares are sold with no initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see below).


                                     14
Intermediate Bond Fund of America / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a statement of intention. A statement of intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation, reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     15
                                 Intermediate Bond Fund of America / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may also be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.


                                     16
Intermediate Bond Fund of America / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated above in the Annual Fund Operating Expenses table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.


                                     17
                                 Intermediate Bond Fund of America / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                    INCOME FROM INVESTMENT OPERATIONS/2/
                                                    Net
                                               (losses) gains
                        Net asset              on securities               Dividends                              Net assets,
                         value,       Net      (both realized  Total from  (from net     Net asset                  end of
                        beginning  investment       and        investment  investment  value, end of    Total       period
                        of period    income     unrealized)    operations   income)       period      return/3/  (in millions)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2003     $13.81       $.39         $(.02)        $ .37       $(.44)       $13.74        2.68%       $3,981
Year ended 8/31/2002      13.69        .64           .14           .78        (.66)        13.81        5.89         3,071
Year ended 8/31/2001      13.08        .78           .65          1.43        (.82)        13.69       11.23         1,628
Year ended 8/31/2000      13.01        .78           .03           .81        (.74)        13.08        6.47         1,290
Year ended 8/31/1999      13.56        .76          (.55)          .21        (.76)        13.01        1.55         1,535
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2003      13.81        .28          (.02)          .26        (.33)        13.74        1.87             2
Period from 6/13/2002     13.63        .09           .18           .27        (.09)        13.81        2.02            --/4/
to 8/31/2002
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2003      13.81        .28          (.02)          .26        (.33)        13.74        1.90            40
Period from 5/31/2002     13.61        .11           .21           .32        (.12)        13.81        2.34             1
to 8/31/2002
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2003      13.81        .33          (.02)          .31        (.38)        13.74        2.29            37
Period from 6/26/2002     13.69        .09           .13           .22        (.10)        13.81        1.58             1
to 8/31/2002
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2003     $13.81       $.38         $(.02)        $ .36       $(.43)       $13.74        2.64%       $    5
Period from 6/27/2002     13.66        .09           .16           .25        (.10)        13.81        1.87            --/4/
to 8/31/2002
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2003     13.81        .43          (.02)          .41        (.48)        13.74        2.97            45
 Period from 5/15/2002    13.52        .18           .29           .47        (.18)        13.81        3.49            27
to 8/31/2002



                         Ratio of     Ratio of net
                        expenses to      income
                        average net    to average
                          assets       net assets
---------------------------------------------------
CLASS A:
Year ended 8/31/2003       .70 %         2.84%
Year ended 8/31/2002       .76           4.70
Year ended 8/31/2001       .81           5.78
Year ended 8/31/2000       .83           6.06
Year ended 8/31/1999       .75           5.69
---------------------------------------------------
CLASS R-1:
Year ended 8/31/2003      1.48/5/        1.61
Period from 6/13/2002      .31/5/         .69
to 8/31/2002
---------------------------------------------------
CLASS R-2:
Year ended 8/31/2003      1.44/5/        1.55
Period from 5/31/2002      .37/5/         .80
to 8/31/2002
---------------------------------------------------
CLASS R-3:
Year ended 8/31/2003      1.06/5/        1.99
Period from 6/26/2002      .20/5/         .64
to 8/31/2002
---------------------------------------------------
CLASS R-4:
Year ended 8/31/2003       .71 %/5/      2.55%
Period from 6/27/2002      .13/5/         .68
to 8/31/2002
---------------------------------------------------
CLASS R-5:
 Year ended 8/31/2003      .40           3.10
 Period from 5/15/2002     .13           1.28
to 8/31/2002


Intermediate Bond Fund of America / Prospectus

                                           YEAR ENDED AUGUST 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       65%         59%         73%         48%          70%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges.
4 Amount less than $1 million.
5 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 1.85%, 1.99%, 1.13% and .73% for Classes R-1, R-2, R-3 and R-4, respectively, during the year ended August 31, 2003, and .38%, .48%, .25% and .16% for Classes R-1, R-2, R-3 and R-4, respectively, during the period ended August 31, 2002.
                                 Intermediate Bond Fund of America / Prospectus

 [logo - American Funds(sm)]



                                         The right choice for the long term/(R)/


FOR SHAREHOLDER SERVICES          American Funds Service Company
                                  800/421-0180
FOR RETIREMENT PLAN SERVICES      Call your employer or plan administrator
FOR DEALER SERVICES               American Funds Distributors
                                  800/421-9900
FOR 24-HOUR INFORMATION           American FundsLine/(R)/
                                  800/325-3590
                                  FundsLine Online/(R)/
                                  americanfunds.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality-assurance purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.






[logo - recycle bug]
Printed on recycled paper
RPGEPR-923-1103 Litho in USA                                                          Investment Company File No. 811-5446
CGD/MC/8035
--------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian    Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY

 [logo - American Funds(sm)]




                                         The right choice for the long term/(R)/




Intermediate Bond
Fund of America/(R)/












TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
11    Purchase, exchange and sale of shares
13    Sales charges
15    Sales charge reductions
16   Individual Retirement Account (IRA) rollovers
17   Plans of distribution
17    Distributions and taxes
18    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 RETIREMENT PLAN
 PROSPECTUS





 November 1, 2003

Risk/Return summary

The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having an average effective maturity of no longer than five years and consisting of debt securities with quality ratings of A or better.

The fund is designed for investors seeking income and more price stability than from investing in stocks and longer term bonds, and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the United States or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.

The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. Certain of these securities may not be backed by the full faith and credit of the United States government and are supported only by the credit of the issuer. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). These securities are neither issued nor guaranteed by the United States Treasury.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                 Intermediate Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

[Begin bar chart]

'93             9.12
'94            -2.99
'95            13.86
'96             4.15
'97             7.01
'98             6.72
'99             1.04
'00            10.14
'01             6.93
'02             7.05

[End bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST                       4.40%  (quarter ended March 31, 1993)
LOWEST                       -2.59%  (quarter ended March 31, 1994)


The cumulative total return for the nine months ended September 30, 2003, was 2.43%.


                                     2
Intermediate Bond Fund of America / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed.

Class A share results reflect the maximum initial sales charge of 3.75%. Class A sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge.

Because the fund's Class R shares were first available on May 15, 2002, comparable results for these share classes are not available for the 2002 calendar year.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88         3.02%    5.53%    5.80%        6.69%
 Citigroup Broad Investment-Grade      8.72     7.22     6.85         7.69
(1-7 Years) Index/2/
 Lipper Short-Intermediate Investment  6.63     6.20     6.03         6.86
Grade Average/3/
 Consumer Price Index/4/               2.38     2.32     2.46         3.03
-------------------------------------------------------------------------------
 Class A 30-day yield at August 31, 2003: 2.47%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
2 Citigroup Broad Investment-Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


                                     3
                                 Intermediate Bond Fund of America / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum sales charge on purchases              3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The sales charge is reduced or eliminated for purchases of $100,000 or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                           CLASS A    R-1      R-2      R-3      R-4      R-5
-------------------------------------------------------------------------------
 Management fees            0.27%   0.27 %   0.27 %   0.27 %   0.27 %    0.27%
-------------------------------------------------------------------------------
 Distribution and/or        0.30    1.00     0.75     0.50     0.25       N/A
 service (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses/2/          0.13    0.58     0.97     0.36     0.21      0.13
-------------------------------------------------------------------------------
 Total annual fund          0.70    1.85     1.99     1.13     0.73      0.40
 operating expenses
-------------------------------------------------------------------------------
 Expense reimbursement       N/A    0.37/3/  0.55/3/  0.07/3/  0.02/3/    N/A
-------------------------------------------------------------------------------
 Net expenses               0.70    1.48     1.44     1.06     0.71      0.40
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75% and
 0.50%, respectively, of the class's average net assets annually. Class R-1 12b-1 fees will always be 1.00% of the class's average net assets annually.
2 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
3 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. These reimbursements are the result of higher expenses during the start-up period.


                                     4
Intermediate Bond Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/1/                      $444    $590     $750      $1,213
--------------------------------------------------------------------
 Class R-1/2/                     151     468      808       1,768
--------------------------------------------------------------------
 Class R-2/2/                     147     456      787       1,724
--------------------------------------------------------------------
 Class R-3/2/                     108     337      585       1,294
--------------------------------------------------------------------
 Class R-4/2/                      73     227      395         883
--------------------------------------------------------------------
 Class R-5                         41     128      224         505
--------------------------------------------------------------------



1 Reflects the maximum initial sales charge in the first year.

2 Reflects expenses paid by Capital Research and Management Company during the start-up period for this class.


                                     5
                                 Intermediate Bond Fund of America / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service, Inc.) or unrated but determined to be of equivalent quality, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years. As of the end of the fund's last fiscal period, August 31, 2003, the average effective maturity of the fund's portfolio was 3.19 years.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The


                                     6
Intermediate Bond Fund of America / Prospectus fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit). The loans underlying these securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions. A larger cash position could detract from the achievement of the fund's income objective in a period of rising market prices; conversely, consistent with the fund's preservation of capital objective, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes they no longer represent good value.


                                     7
                                 Intermediate Bond Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table shown on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/19/88         7.05%    6.33%    6.21%        6.96%
 Citigroup Broad Investment-Grade      8.72     7.22     6.85         7.69
(1-7 Years) Index/2/
 Lipper Short-Intermediate Investment  6.63     6.20     6.03         6.86
Grade Average/3/
 Consumer Price Index/4/               2.38     2.32     2.46         3.03
-------------------------------------------------------------------------------
 Class A distribution rate/ /at December 31, 2002: 3.44%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for Class A shares and the indexes shown are measured from the date Class A shares were first sold.
2 Citigroup Broad Investment-Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.


                                     8
Intermediate Bond Fund of America / Prospectus

[Begin pie chart]
Holdings by type of investment as of August 31, 2003

Federal agency mortgage pass-throughs                                27.7%
Corporate bonds                                                      20.8%
Asset-backed obligations                                             15.7%
U.S. Treasury notes & bonds                                          15.5%
Federal agency debentures                                             5.5%
Commercial mortgage-backed securities                                 5.4%
Collaterized mortgage obligations                                     5.2%
Other                                                                 1.1%
Cash & equivalents                                                    3.1%
[End pie chart]


 HOLDINGS BY QUALITY RATING AS OF AUGUST 31, 2003
 See the Appendix in the statement of additional information for a
description of quality categories.             PERCENT OF NET ASSETS
 U.S. government obligations/1/                        19.7%
-------------------------------------------------------------------------------
 AAA/Aaa                                               54.0
-------------------------------------------------------------------------------
 AA/Aa                                                  8.1
-------------------------------------------------------------------------------
 A                                                     14.3
-------------------------------------------------------------------------------
 BBB/Baa/2/                                             0.8
-------------------------------------------------------------------------------
 Cash & equivalents                                     3.1



1 These securities are guaranteed by the full faith and credit of the United
 States government.
2 Represents bonds whose quality ratings were downgraded while held by the fund.


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     9
                                 Intermediate Bond Fund of America / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears above in the Annual Fund Operating Expenses table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Intermediate Bond Fund of America are:



PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 JOHN H. SMET                       12 years           Senior Vice President, Capital Research and
 President and Trustee                                 Management Company

                                                       Investment professional for 21 years in total;
                                                       20 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 THOMAS H. HOGH                     7 years            Vice President, Capital International
                                                       Research, Inc.

                                                       Investment professional for 17 years in total;
                                                       14 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 DAVID A. HOAG                  less than 1 year       Senior Vice President, Capital Research Company

                                                       Investment professional for 15 years in total; 12
                                                       years with Capital Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------




                                     10
Intermediate Bond Fund of America / Prospectus

Purchase, exchange and sale of shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in the American Funds. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR A PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     11
                                 Intermediate Bond Fund of America / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     12
Intermediate Bond Fund of America / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                         SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.


                                     13
                                 Intermediate Bond Fund of America / Prospectus

 EMPLOYER-SPONSORED RETIREMENT PLANS

 ON OR BEFORE MARCH 31, 2004:

 An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

 AFTER MARCH 31, 2004:


 . All employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 . All employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions."

CLASS R SHARES

Class R shares are sold with no initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see below).


                                     14
Intermediate Bond Fund of America / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a statement of intention. A statement of intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, capital appreciation, reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     15
                                 Intermediate Bond Fund of America / Prospectus

Individual Retirement Account (IRA) rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may also be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.


                                     16
Intermediate Bond Fund of America / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated above in the Annual Fund Operating Expenses table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.


                                     17
                                 Intermediate Bond Fund of America / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                    INCOME FROM INVESTMENT OPERATIONS/2/
                                                    Net
                                               (losses) gains
                        Net asset              on securities               Dividends                              Net assets,
                         value,       Net      (both realized  Total from  (from net     Net asset                  end of
                        beginning  investment       and        investment  investment  value, end of    Total       period
                        of period    income     unrealized)    operations   income)       period      return/3/  (in millions)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 8/31/2003     $13.81       $.39         $(.02)        $ .37       $(.44)       $13.74        2.68%       $3,981
Year ended 8/31/2002      13.69        .64           .14           .78        (.66)        13.81        5.89         3,071
Year ended 8/31/2001      13.08        .78           .65          1.43        (.82)        13.69       11.23         1,628
Year ended 8/31/2000      13.01        .78           .03           .81        (.74)        13.08        6.47         1,290
Year ended 8/31/1999      13.56        .76          (.55)          .21        (.76)        13.01        1.55         1,535
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2003      13.81        .28          (.02)          .26        (.33)        13.74        1.87             2
Period from 6/13/2002     13.63        .09           .18           .27        (.09)        13.81        2.02            --/4/
to 8/31/2002
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2003      13.81        .28          (.02)          .26        (.33)        13.74        1.90            40
Period from 5/31/2002     13.61        .11           .21           .32        (.12)        13.81        2.34             1
to 8/31/2002
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2003      13.81        .33          (.02)          .31        (.38)        13.74        2.29            37
Period from 6/26/2002     13.69        .09           .13           .22        (.10)        13.81        1.58             1
to 8/31/2002
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2003     $13.81       $.38         $(.02)        $ .36       $(.43)       $13.74        2.64%       $    5
Period from 6/27/2002     13.66        .09           .16           .25        (.10)        13.81        1.87            --/4/
to 8/31/2002
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 8/31/2003     13.81        .43          (.02)          .41        (.48)        13.74        2.97            45
 Period from 5/15/2002    13.52        .18           .29           .47        (.18)        13.81        3.49            27
to 8/31/2002



                         Ratio of     Ratio of net
                        expenses to      income
                        average net    to average
                          assets       net assets
---------------------------------------------------
CLASS A:
Year ended 8/31/2003       .70 %         2.84%
Year ended 8/31/2002       .76           4.70
Year ended 8/31/2001       .81           5.78
Year ended 8/31/2000       .83           6.06
Year ended 8/31/1999       .75           5.69
---------------------------------------------------
CLASS R-1:
Year ended 8/31/2003      1.48/5/        1.61
Period from 6/13/2002      .31/5/         .69
to 8/31/2002
---------------------------------------------------
CLASS R-2:
Year ended 8/31/2003      1.44/5/        1.55
Period from 5/31/2002      .37/5/         .80
to 8/31/2002
---------------------------------------------------
CLASS R-3:
Year ended 8/31/2003      1.06/5/        1.99
Period from 6/26/2002      .20/5/         .64
to 8/31/2002
---------------------------------------------------
CLASS R-4:
Year ended 8/31/2003       .71 %/5/      2.55%
Period from 6/27/2002      .13/5/         .68
to 8/31/2002
---------------------------------------------------
CLASS R-5:
 Year ended 8/31/2003      .40           3.10
 Period from 5/15/2002     .13           1.28
to 8/31/2002


Intermediate Bond Fund of America / Prospectus

                                           YEAR ENDED AUGUST 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       65%         59%         73%         48%          70%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges.
4 Amount less than $1 million.
5 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 1.85%, 1.99%, 1.13% and .73% for Classes R-1, R-2, R-3 and R-4, respectively, during the year ended August 31, 2003, and .38%, .48%, .25% and .16% for Classes R-1, R-2, R-3 and R-4, respectively, during the period ended August 31, 2002.
                                 Intermediate Bond Fund of America / Prospectus

 [logo - American Funds(sm)]



                                         The right choice for the long term/(R)/


FOR SHAREHOLDER SERVICES          American Funds Service Company
                                  800/421-0180
FOR RETIREMENT PLAN SERVICES      Call your employer or plan administrator
FOR DEALER SERVICES               American Funds Distributors
                                  800/421-9900
FOR 24-HOUR INFORMATION           American FundsLine/(R)/
                                  800/325-3590
                                  FundsLine Online/(R)/
                                  americanfunds.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality-assurance purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The retirement plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive a free copy of the retirement plan SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.






[logo - recycle bug]
Printed on recycled paper
RPGEPR-923-1103 Litho in USA                                                          Investment Company File No. 811-5446
CGD/MC/8035
--------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian    Capital Bank and Trust

                       INTERMEDIATE BOND FUND OF AMERICA

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                              November 1, 2003


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of Intermediate Bond Fund of America (the "fund" or "IBFA") dated November 1, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                       Intermediate Bond Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        7
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       31
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       33
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Shareholder Account Services and Privileges . . . . . . . . . . . .       36
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       36
General Information . . . . . . . . . . . . . . . . . . . . . . . .       37
Class A Share Investment Results and Related Statistics . . . . . .       40
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Financial Statements




                   Intermediate Bond Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES

..    The fund will invest substantially all of its assets (at least 80%) in bonds (bonds include any debt instrument and cash equivalents).

..    The fund will invest in debt securities rated A or better by Standard &
     Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality.

MATURITY

..    The fund's average effective maturity will be no longer than five years.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Certain risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or


                   Intermediate Bond Fund of America - Page 2 principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S.

                   Intermediate Bond Fund of America - Page 3 government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

                   Intermediate Bond Fund of America - Page 4

FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


INVESTING IN VARIOUS COUNTRIES - The fund may only invest in non-U.S. securities that are U.S. dollar-denominated and are in the three highest rating categories. Accordingly, the risks described below are substantially lessened.


Investing outside the U.S. involves special risks, caused by, among other things: fluctuating local currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation and greater market volatility. However, in the opinion of the fund's investment adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally

                   Intermediate Bond Fund of America - Page 5 considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


ADJUSTMENT OF MATURITIES - The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly. Keeping in mind the fund's objective, the investment adviser may increase the fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses.


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33 1/3% of the value of its total assets, measured at the time any such loan is made. The fund does not currently intend to engage in this investment practice over the next 12 months.


                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

                   Intermediate Bond Fund of America - Page 6

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 65% and 59%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities") if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;

 2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities;

 3.  Invest in companies for the purpose of exercising control or management;

 4. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

 6. Acquire securities subject to contractual restrictions preventing their ready disposition or enter into repurchase agreements or purchase time deposits maturing in more than seven days if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 10% of the value of the fund's total assets;

                   Intermediate Bond Fund of America - Page 7

 7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

 8. Make loans, except that this does not prevent the fund from purchasing marketable debt securities and entering into repurchase agreements or making loans of portfolio securities;

 9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest in interests in oil, gas, or other mineral exploration or development programs;

15. Invest more than 5% of its total assets in warrants which are unattached to securities;

16.  Write, purchase or sell puts, calls or combinations thereof;

17. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation.

A further investment policy of the fund, which may be changed by action of the Board of Trustees without shareholder approval, is that the fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer. With respect to Investment Restriction #15, investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the fund's net assets, with no more than 2% being unlisted on the New York or American Stock Exchanges. (Warrants acquired by the fund in units or attached to securities may be deemed to be without value.)


Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission. For purposes of Investment Restriction #6, the fund will not invest more than 15% of its net assets in illiquid securities.


NON-FUNDAMENTAL POLICY -- The following policy may be changed without shareholder approval.


The fund may not issue senior securities, except as permitted by the 1940 Act.


                   Intermediate Bond Fund of America - Page 8

                             MANAGEMENT OF THE FUND



BOARD OF TRUSTEES AND OFFICERS


                                    YEAR FIRST                                        NUMBER OF BOARDS
                        POSITION     ELECTED                                           WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE    A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE         FUND    OF THE FUND/1/            PAST 5 YEARS               TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999        Corporate director and author;            14            Carnival Corporation
 Jr.                                               former U.S. Ambassador to
 Age: 69                                           Spain; former Vice Chairman,
                                                   Knight-Ridder, Inc.
                                                   (communications company);
                                                   former Chairman and Publisher,
                                                   The Miami Herald
                                                   ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee       1993        Private investor; former                  19            Ducommun Incorporated;
 Christie                                          President and CEO, The Mission                          IHOP Corporation;
 Age: 70                                           Group (non-utility holding                              Southwest Water Company;
                                                   company, subsidiary of Southern                         Valero L.P.
                                                   California Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994        Chairman of the Board and CEO,            12            Allegheny Technologies;
 Age: 54                                           AnAerobics, Inc. (organic waste                         BF Goodrich;
                                                   management)                                             Teledyne Technologies
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee       1993        Chairman of the Board and CEO,            16            None
 Age: 68                                           Senior Resource Group LLC
                                                   (development and management of
                                                   senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee       1994        President and CEO, Fuller                 14            None
 Age: 57                                           Consulting (financial
                                                   management consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1993        Chairman of the Board and CEO,            13            Sempra Energy;
 Age: 68                                           AECOM Technology Corporation                            Southwest Water Company
                                                   (engineering, consulting and
                                                   professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999        Principal, The Sanchez Family             12            None
 Age: 60                                           Corporation dba McDonald's
                                                   Restaurants (McDonald's
                                                   licensee)
-----------------------------------------------------------------------------------------------------------------------------------



                   Intermediate Bond Fund of America - Page 9

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND
                                       ELECTED               POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A TRUSTEE         WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND               TRUSTEE SERVES            BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Chairman of        1987        Executive Vice President and             17            None
 Jr.                  the Board                      Director, Capital Research and
 Age: 54              and Trustee                    Management Company; Director,
                                                     American Funds Distributors,
                                                     Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D.             Vice               1987        Senior Vice President and                12            None
 Goldstine            Chairman of                    Director, Capital Research and
 Age: 73              the Board                      Management Company
                      and Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet         President          1993        Senior Vice President, Capital            2            None
 Age: 47              and Trustee                    Research and Management
                                                     Company
-----------------------------------------------------------------------------------------------------------------------------------




                   Intermediate Bond Fund of America - Page 10

                                                                                    PRINCIPAL OCCUPATION(S) DURING
                              POSITION          YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                              WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
    NAME AND AGE              FUND/1/             OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer         Vice President              1994          Vice President and Secretary, Capital Research and Management
 Age: 48                                                             Company; Secretary, American Funds Distributors, Inc.*;
                                                                     Director, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams           Secretary                 1987          Vice President - Fund Business Management Group, Capital
 Age: 55                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sharon G. Moseley           Treasurer                 2002          Vice President - Fund Business Management Group, Capital
 Age: 35                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S.            Assistant Secretary            1994          Assistant Vice President - Fund Business Management Group,
 Verdick                                                             Capital Research and Management Company
 Age: 39
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman      Assistant Treasurer            2001          Vice President - Fund Business Management Group, Capital
 Age: 33                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the fund serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities.
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                   Intermediate Bond Fund of America - Page 11

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard J. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                 $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton                  $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.             $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 John H. Smet                $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2003

No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $3,000 to Trustees who are not affiliated with the investment adviser, plus $210 for each Board of Trustees meeting attended; $250 per Audit Committee meeting attended; $420 per Contracts Committee meeting attended; and $83 per Nominating Committee meeting attended. Certain of the fund's Trustees may also serve as Committee members for other American Funds whose Committees meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the investment adviser.

                   Intermediate Bond Fund of America - Page 12

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2003


                                                                                                      TOTAL COMPENSATION (INCLUDING
                                                                           AGGREGATE COMPENSATION         VOLUNTARILY DEFERRED
                                                                           (INCLUDING VOLUNTARILY           COMPENSATION/1/)
                                                                          DEFERRED COMPENSATION/1/)     FROM ALL FUNDS MANAGED BY
                                  NAME                                          FROM THE FUND        CAPITAL RESEARCH AND MANAGEMENT
----------------------------------------------------------------------------------------------------- COMPANY OR ITS AFFILIATES/2/
                                                                                                     -------------------------------
 Richard J. Capen, Jr./3/                                                          $4,872                       $112,130
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                                           4,900                        249,555
------------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel/3/                                                                  4,738                         59,120
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                   5,596                        221,640
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/                                                               4,872                        171,915
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                  5,389                        143,140
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                   5,408                         64,640
------------------------------------------------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Trustees.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($11,858), H. Frederick Christie ($11,759), Diane C. Creel ($15,548), Martin Fenton ($16,258) and Leonard R. Fuller ($23,410). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of October 1, 2003, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on December 7, 1987. Although the Board of Trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to

                   Intermediate Bond Fund of America - Page 13 employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail statement of additional information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2003:




                                                     OWNERSHIP PERCENTAGE
                 NAME AND ADDRESS
----------------------------------------------------------------------------
 Richard J Greenwood TTEE                              Class R-1     6.44%
 S A R Engineering Inc 401K
 10 Granite St
 Quincy MA  02169-5021
----------------------------------------------------------------------------
 Thomas E or Judy F Brittain TTEES                     Class R-1     8.53%
 Turning Point Services Inc 401K
 Retirement Plan
 1001 S Sterling St
 Morgantown NC  28655-3937
----------------------------------------------------------------------------
 NFSC FEBO # TGA-015989                                Class R-1    13.46%
 Raymond R Allis P/ADM
 CC Allis & Sons Inc Empl Defnd
 Ben Pen Pl
 RR 3 Box 173
 Wyalusing PA  18853-9565
----------------------------------------------------------------------------
 George W Redder TTEE                                  Class R-1     7.44%
 George W Redder PSRP & Tr
 243 Wall St
 Kingston NY  12401-3837
----------------------------------------------------------------------------
 CB&T Trustee For                                      Class R-4    18.51%
 Greene County Bancshares Inc
 401K Profit Sharing Plan
 c/o Fascorp-Inv/Mutual Fund Trading
 8515 E Orchard Rd # 2T2
 Greenwood Vlg CO  80111-5037
----------------------------------------------------------------------------
 CB&T Trustee For                                      Class R-4     8.26%
 Royal Tire Inc Profit Sharing &
 401K Plan
 c/o Fascorp-Inv/Mutual Fund Trading
 8515 E Orchard Rd # 2T2
 Greenwood Vlg CO  80111-5037
----------------------------------------------------------------------------
 BRO Recordkeeping - BRK50808                          Class R-4    18.28%
 Reno Heart Physicians 401K PSP
 Theodore Berndt
 NV
----------------------------------------------------------------------------
 BRO Recordkeeping - BRK50808                          Class R-4     5.91%
 Reno Heart Physicians 401K PSP
 Richard Ganchan
 NV
----------------------------------------------------------------------------
 Security Trust Co NA Cust FBO                         Class R-4    13.43%
 St Joseph Anesthesia Services
 PC PSP & Tr
 2390 E Camelback Rd Ste 240
 Phoenix AZ  85016-3434
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     6.46%
 PIM 948-00
 c/o Capital Guardian Trust Co
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     5.89%
 PIM 6514-00
 c/o Capital Guardian Trust Co
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     7.87%
 PIM 6536-00
 c/o Capital Guardian Trust Co
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Tr Capital Group Master                          Class R-5     6.10%
 Retirement Pl PX-2534-NAV
 c/o Capital Guardian Trust Co
 ATTN Twyla Bryon (TMB)
 333 S Hope St Fl 49
 Los Angeles CA  90071-1406
----------------------------------------------------------------------------



                   Intermediate Bond Fund of America - Page 14

                   Intermediate Bond Fund of America - Page 15

COMMITTEES OF THE BOARD OF TRUSTEES

The fund has an Audit Committee comprised of Diane C. Creel, Martin Fenton, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Trustees. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates independent trustee candidates to the full Board of Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.
 Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large

                   Intermediate Bond Fund of America - Page 16 corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees.


In reviewing the quality of services provided to the fund, the Committee noted that the fund's results were better than average for its peer group for the six months ended June 30, 2003 and the three-, five- and ten-year periods ended June 30, 2003. The Committee also considered the quality and depth of the investment adviser's organization in general and of the investment professionals currently providing services to the fund.


In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees and its total expenses over various periods as a percentage of its average net assets continue to be well below the median relative to its peer group. Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

                   Intermediate Bond Fund of America - Page 17

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based on the following rates and daily net asset levels:


                                NET ASSET LEVEL


          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.15                   6,000,000,000
------------------------------------------------------------------------------



The agreement also provides for fees based on monthly gross investment income at the following rates:


                         MONTHLY GROSS INVESTMENT INCOME

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         3.00%                   $        0                 $3,333,333
------------------------------------------------------------------------------
         2.50                     3,333,333                  8,333,333
------------------------------------------------------------------------------
         2.00                     8,333,333
------------------------------------------------------------------------------



Assuming net assets of $5.3 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.30%, 0.32%, 0.34%, 0.36% and
0.38%, respectively.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended August 31, 2003, the investment adviser received $8,837,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $4,448,000 (based on a percentage of the fund's gross income as expressed

                   Intermediate Bond Fund of America - Page 18 above), for a total fee of $13,285,000. For the fiscal years ended 2002 and 2001, management fees paid by the fund amounted to $7,946,000 and $5,549,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's R share classes will continue in effect until October 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4 shares, the investment adviser agreed to pay a portion of these fees. For the year ended August 31, 2003, the total fees paid by the investment adviser were $116,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the 2003 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:

                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                     $  4,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                      175,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                       66,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                        6,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                       41,000
-----------------------------------------------------------------------------------------


                   Intermediate Bond Fund of America - Page 19

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2003            $5,160,000          $19,897,000
                                                 2002             3,306,000           12,668,000
                                                 2001             1,300,000            4,972,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares.

                   Intermediate Bond Fund of America - Page 20

The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of August 31, 2003, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $3,782,000.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $11,693,000                 $1,880,000
------------------------------------------------------------------------------
       CLASS R-1                      8,000                      4,000
------------------------------------------------------------------------------
       CLASS R-2                    136,000                     66,000
------------------------------------------------------------------------------
       CLASS R-3                     93,000                     42,000
------------------------------------------------------------------------------
       CLASS R-4                      8,000                      3,000
------------------------------------------------------------------------------



                   Intermediate Bond Fund of America - Page 21

OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other American Funds. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.

                   Intermediate Bond Fund of America - Page 22

The following information may not apply to you if you hold fund shares in a non-taxable account, such as a retirement plan or education saving account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

                   Intermediate Bond Fund of America - Page 23

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the

                   Intermediate Bond Fund of America - Page 24 fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund after May 5, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 20% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

                   Intermediate Bond Fund of America - Page 25

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts. Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge

                   Intermediate Bond Fund of America - Page 26 generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.


                   Intermediate Bond Fund of America - Page 27

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                   DEALER
                                                                 COMMISSION
                                             SALES CHARGE AS    AS PERCENTAGE
                                           PERCENTAGE OF THE:      OF THE
                                           ------------------

AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING   OFFERING
                                            INVESTED    PRICE       PRICE
                                            --------    -----       -----
-------------------------------------------
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%       5.00%
$25,000 but less than $50,000 . . .          5.26       5.00        4.25
$50,000 but less than $100,000. .            4.71       4.50        3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75        3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50        2.75
$250,000 but less than $500,000 .            2.56       2.50        2.00
$500,000 but less than $750,000 .            2.04       2.00        1.60
$750,000 but less than $1 million            1.52       1.50        1.20
$1 million or more . . . . . . . .           none       none     see below
-----------------------------------------------------------------------------


                   Intermediate Bond Fund of America - Page 28

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge.


The following investments are not subject to any initial sales charge if American Funds Service Company is notified:


     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

                   Intermediate Bond Fund of America - Page 29

     AFTER MARCH 31, 2004:

     . All employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     . All employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

                   Intermediate Bond Fund of America - Page 30

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made

                   Intermediate Bond Fund of America - Page 31 during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, all employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including holdings in Endowments (shares of which may be owned only by tax-exempt organizations) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There

                   Intermediate Bond Fund of America - Page 32 will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     . for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of American Funds money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.

                   Intermediate Bond Fund of America - Page 33

An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

                   Intermediate Bond Fund of America - Page 34

All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to its oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges.

                   Intermediate Bond Fund of America - Page 35

Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders for the fund's portfolio securities transactions. The investment adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the investment adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund, as well as shares of other American Funds, or who have provided investment research, statistical, or other related services to the investment adviser. Brokerage allocation on this basis need not be proportional to the broker's sales of the fund's shares, or to the value of the research, statistical and other services used by the investment adviser for the benefit of the fund. The fund does not consider that the investment adviser has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts

                   Intermediate Bond Fund of America - Page 36 or other accounts served by affiliated companies of the investment adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the investment adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer activities. A regular broker-dealer is: (1) one of the ten broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the ten broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held debt securities of J.P. Morgan Chase & Co. in the amount of $27,000,000, Citigroup Inc. in the amount of $33,000,000, Wachovia Corporation in the amount of $13,000,000 and Prudential Financial, Inc. in the amount of $13,000,000.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended August 31, 2003, 2002 and 2001, amounted to $2,521,000, $1,646,000 and $766,000, respectively. The increase is primarily attributable to an increase in the volume of trading activity, resulting in an increase in dealer concessions paid on portfolio transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $3,536,000 for Class A shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.

                   Intermediate Bond Fund of America - Page 37

INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Trustees who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Trustees of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

                   Intermediate Bond Fund of America - Page 38

PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals contained in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

                   Intermediate Bond Fund of America - Page 39

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent and those which act to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a historical knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $13.74
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $14.28


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 2.47% based on a 30-day (or one month) period ended August 31, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a  = dividends and interest earned during the period.

             b  = expenses accrued for the period (net of reimbursements).

             c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d  = the maximum offering price per share on the last day of the period.

                   Intermediate Bond Fund of America - Page 40

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended August 31, 2003 were -1.19%, 4.70% and 4.98%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended August 31, 2003 were 2.68%, 5.51% and 5.38%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales charge of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indexes will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other American Funds for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

                   Intermediate Bond Fund of America - Page 41

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's).


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                   Intermediate Bond Fund of America - Page 42

STANDARD & POOR'S
-----------------
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                   Intermediate Bond Fund of America - Page 43

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
-------
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S
-----------------
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adviser economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                   Intermediate Bond Fund of America - Page 44

INVESTMENT PORTFOLIO
August 31, 2003

[begin pie chart]
Federal agency mortgage-backed                                         27.7%
Corporate bonds                                                        20.8%
U.S. Treasury notes & bonds                                            15.5%
Asset-backed obligations                                               15.7%
Federal agency debentures                                               5.5%
Commercial mortgage-backed securities                                   5.4%
Collateralized mortgage obligations                                     5.2%
Other                                                                   1.1%
Cash & equivalents                                                      3.1%

[end pie chart]


                                                                                             Principal              Market
                                                                                              amount                value
BONDS & NOTES                                                                                  (000)                (000)

FEDERAL AGENCY MORTGAGE-BACKED (1) - 27.74%
FEDERAL AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS - 24.15%
Fannie Mae:
 3.82% 2033 (2)                                                                                 $21,000              $20,607
 3.993% 2033 (2)                                                                                  3,668                3,609
 3.994% 2033 (2)                                                                                 11,932               11,748
 4.011% 2033 (2)                                                                                  2,067                2,034
 4.073% 2033 (2)                                                                                  4,970                4,926
 4.225% 2033 (2)                                                                                 36,822               36,631
 5.00% 2018                                                                                      43,478               43,702
 5.50% 2016 - 2033                                                                              169,705              172,148
 6.00% 2013 - 2033                                                                              110,866              115,068
 6.50% 2013 - 2032                                                                              117,271              123,546
 7.00% 2008 - 2031                                                                               54,762               58,144
 7.50% 2009 - 2031                                                                               17,010               18,173
 8.00% 2004                                                                                          12                   13
 8.50% 2008 - 2027                                                                                  772                  839
 9.00% 2009 - 2018                                                                                3,990                4,380
 9.311% 2026 (2)                                                                                  3,393                3,799
 9.50% 2009 - 2026                                                                                3,040                3,405
 10.00% 2018 - 2025                                                                               2,056                2,339
 11.00% 2020                                                                                        729                  856
 11.50% 2019 - 2020                                                                               2,791                3,275
 13.50% 2015                                                                                        651                  788
Freddie Mac:
 4.109% 2033 (2)                                                                                  3,644                3,611
 4.50% 2018                                                                                     119,000              116,769
 5.00% 2018 - 2033                                                                              101,191              100,722
 5.50% 2017 - 2033                                                                               69,948               70,669
 6.00% 2014 - 2029                                                                               65,306               67,351
 6.50% 2016 - 2032                                                                               36,708               38,431
 7.00% 2008 - 2017                                                                               13,475               14,266
 7.20% 2006                                                                                       3,848                4,295
 7.50% 2029                                                                                       2,651                2,837
 8.00% 2008 - 2017                                                                                2,336                2,519
 8.50% 2008 - 2027                                                                                1,272                1,379
 8.75% 2008                                                                                         124                  133
 9.00% 2030                                                                                       1,110                1,233
 9.50% 2010 - 2013                                                                                  101                  107
 10.00% 2018 - 2025                                                                               4,253                4,873
 11.00% 2018                                                                                        345                  400
Government National Mortgage Association:
 5.00% 2033                                                                                      31,250               30,293
 5.50% 2017 - 2033                                                                              104,271              104,497
 6.00% 2013 - 2029                                                                               37,075               38,504
 6.50% 2028 - 2029                                                                                9,414                9,841
 7.00% 2007 - 2032                                                                               11,523               12,269
 7.50% 2022 - 2031                                                                                3,326                3,560
 8.00% 2023 - 2030                                                                                4,375                4,720
 8.50% 2007 - 2023                                                                                2,765                3,004
 9.00% 2008 - 2021                                                                                  804                  886
 9.50% 2009 - 2021                                                                                3,038                3,361
 10.00% 2019                                                                                      1,378                1,591
                                                                                                                   1,272,151

FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.59%
Fannie Mae:
 Series 91-50, Class H, 7.75% 2006                                                                1,177                1,232
 Trust D2, 11.00% 2009                                                                              595                  663
 Series 88-16, Class B, 9.50% 2018                                                                   80                   91
 Series 90-93, Class G, 5.50% 2020                                                                  335                  343
 Series 90-21, Class Z, 9.00% 2020                                                                1,984                2,215
 Series 2002-W7, Class A-2, 4.80% 2022                                                           23,550               24,301
 Series 2001-4, Class GA, 10.173% 2025 (2)                                                        3,260                3,768
 Series 2001-4, Class NA, 11.759% 2025 (2)                                                        8,506                9,884
 Series 2002-W1, Class 1A-1, 3.42% 2027                                                             146                  146
 Series 2002-W3, Class A-5, 7.50% 2028                                                            6,925                7,543
 Series 2003-T3, Class 2A-3, 2.869% 2029                                                         15,866               15,754
 Series 2002-W7, Class A-5, 7.50% 2029                                                            5,296                5,768
 Series 2001-20, Class D, 11.02% 2031 (2)                                                           435                  510
 Series 2003-W10, Class 1A-2B, 3.112% 2037                                                        4,800                4,775
 Series 2003-W4, Class 1A-2, 3.063% 2038                                                         12,500               12,342
 Series 1999-T2, Class A-1, 7.50% 2039                                                            2,578                2,807
 Series 2003-W4, Class 1A-3, 3.991% 2040                                                         19,000               18,255
 Series 2002-W3, Class A-2, 5.50% 2041                                                            6,100                6,214
 Series 2001-T10, Class A-1, 7.00% 2041                                                           4,515                4,883
 Series 2001-50, Class BA, 7.00% 2041                                                             2,650                2,810
 Series 2002-W4, Class A-2, 5.10% 2042                                                            6,225                6,297
 Series 2002-W1, Class 2-A, 7.50% 2042                                                            2,103                2,290
Freddie Mac:
 Series H009, Class A-2, 1.876% 2008 (2)                                                         10,000                9,951
 Series 2489, Class A, 5.50% 2013                                                                 2,184                2,219
 Series B, Class 3, 12.50% 2013                                                                      20                   20
 Series 2310, Class B, 9.902% 2015 (2)                                                              346                  390
 Series 2310, Class A, 10.57% 2017 (2)                                                            1,413                1,600
 Series T-041, Class 1A-2, 4.76% 2021                                                             3,850                3,920
 Series 1567, Class A, 1.525% 2023 (2)                                                              349                  328
 Series T-041, Class 3-A, 7.50% 2032                                                              2,858                3,114
 Series T-056, Class A-2A, 2.842% 2036                                                           14,750               14,611
 Series T-042, Class A-2, 5.50% 2042                                                             15,850               16,225
Government National Mortgage Association:
 Series 2002-28, Class A, 4.776% 2018                                                             3,459                3,620
                                                                                                                     188,889

CORPORATE BONDS - 20.79%
INSURANCE - 5.46%
AIG SunAmerica: (3)
 Global Financing VIII 1.235% 2004   (2)                                                          2,000                2,002
 Global Financing V 5.20% 2004                                                                    3,000                3,079
 Global Financing II 7.60% 2005                                                                   7,150                7,835
Allstate Financial Global Funding LLC: (3)
 7.125% 2005                                                                                      2,000                2,196
 6.15% 2006                                                                                       9,000                9,756
 5.25% 2007                                                                                      15,600               16,746
ASIF Global Financing XVIII 3.85% 2007 (3)                                                        3,000                2,999
Hartford Financial Services Group, Inc.:
 2.375% 2006                                                                                     15,375               15,111
 4.70% 2007                                                                                       4,000                4,152
International Lease Finance Corp. 4.50% 2008                                                      3,000                3,037
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (3)                              24,500               25,749
John Hancock Global Funding II, Series 2002-G, 5.00% 2007 (3)                                    19,000               19,920
Lincoln National Corp.:
 7.25% 2005                                                                                       5,425                5,894
 6.50% 2008                                                                                      11,800               12,912
MetLife, Inc. 3.911% 2005                                                                        33,020               34,020
Monumental Global Funding: (3)
 Trust II-B, Series B, 6.95% 2003                                                                 7,100                7,131
 Trust II-2001-B, Series B, 6.05% 2006                                                            8,625                9,334
 Trust II-2002-A, Series A, 5.20% 2007                                                           19,350               20,637
Nationwide Life Insurance Co. 5.35% 2007 (3)                                                     21,350               22,589
Prudential Funding, LLC 6.60% 2008 (3)                                                           11,795               13,060
Prudential Insurance Company of America 6.375% 2006 (3)                                          14,725               16,135
ReliaStar Financial Corp.:
 8.625% 2005                                                                                      2,000                2,174
 8.00% 2006                                                                                      11,470               13,067
 6.50% 2008                                                                                       4,000                4,349
Travelers Property Casualty Corp. 3.75% 2008                                                     11,000               10,840
XL Capital Finance (Europe) PLC 6.50% 2012                                                        2,725                2,948
                                                                                                                     287,672

COMMERCIAL BANKS - 3.38%
ABN AMRO Bank NV 7.55% 2006                                                                       8,000                9,027
Bank of America Corp.:
 6.75% 2005                                                                                       2,000                2,177
 7.625% 2005                                                                                      1,000                1,087
 7.875% 2005                                                                                      3,000                3,290
 6.625% 2007                                                                                        200                  221
NationsBank Corp. 7.50% 2006                                                                      2,000                2,258
BANK ONE CORP.:
 Series A, 5.625% 2004                                                                            3,300                3,365
 2.625% 2008                                                                                      6,000                5,640
Barclays Bank PLC 7.375% (undated) (2) (3)                                                        2,000                2,264
Bayerische Landesbank, Series F, 2.50% 2006                                                       6,625                6,644
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (2) (3)                  4,500                5,125
Den Danske Bank A/S: (3)
 6.375 2008 (2)                                                                                   4,750                5,072
 7.40% 2010                                                                                         500                  561
Household Finance Corp.:
 8.00% 2005                                                                                       3,250                3,558
 3.375% 2006                                                                                      3,000                3,053
 5.75% 2007                                                                                       8,000                8,569
 7.875% 2007                                                                                      9,000               10,287
 6.40% 2008                                                                                       3,000                3,279
J.P. Morgan Chase & Co.:
 5.625% 2006                                                                                      5,000                5,374
 5.35% 2007                                                                                       6,050                6,452
 4.00% 2008                                                                                      15,000               15,068
Merita Bank Ltd. 7.50% (undated) (2) (3)                                                          2,825                3,024
Midland Bank PLC 8.625% 2004                                                                      4,200                4,555
Royal Bank of Scotland Group PLC, Series 3, 7.816% (undated)                                      7,500                8,340
Signet Bank 7.80% 2006                                                                            2,000                2,285
Skandinaviska Enskilda Banken 6.875% 2009                                                           300                  333
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2) (3)                                     8,750                9,774
U.S. Bancorp, Series N, 2.75% 2006                                                                7,500                7,533
Wachovia Corp. 3.50% 2008                                                                        13,000               12,692
Wells Fargo & Co.:
 7.25% 2005                                                                                       4,000                4,383
 3.50% 2008                                                                                      17,000               16,792
Wells Fargo Bank National Association 7.80% 2010 (2)                                              1,750                1,910
Wells Fargo Financial, Inc. 7.60% 2005                                                            3,500                3,820
                                                                                                                     177,812

DIVERSIFIED FINANCIALS - 2.18%
American Express Credit Corp.:
 1.28% 2006 (2)                                                                                   5,000                5,012
 3.00% 2008                                                                                      10,000                9,597
Bank of New York Co., Inc., Series E, 2.20% 2006                                                 10,000                9,917
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008 (3)                                  3,500                3,785
CIT Group Inc.:
 7.375% 2007                                                                                      3,500                3,933
 6.875% 2009                                                                                      3,000                3,286
Citicorp Lease Pass Through Trust, Series 1999-1, Class A-1, 7.22% 2005 (1) (3)                   2,428                2,541
Citigroup Inc.:
 5.75% 2006                                                                                       7,000                7,527
 3.50% 2008                                                                                      22,500               22,227
 5.625% 2012                                                                                      3,000                3,103
SLM Corp.:
 1.299% 2005 (2)                                                                                  4,000                4,008
 Series A, 3.625% 2008                                                                           17,500               17,268
 3.95% 2008                                                                                       5,000                4,961
USA Education, Inc. 5.625% 2007                                                                   9,035                9,687
State Street Capital Trust II 1.63% 2008 (2)                                                      8,000                8,006
                                                                                                                     114,858

CAPITAL GOODS - 1.96%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (1) (3)
 Class B, 7.156% 2011                                                                            24,523               26,418
 Class G, MBIA insured, 6.664% 2013                                                               2,897                3,162
Caterpillar Financial Services Corp., Series F, 2.59% 2006                                        3,000                2,989
General Electric Capital Corp., Series A:
 2.85% 2006                                                                                       5,000                5,052
 5.00% 2007                                                                                      23,000               24,198
 5.375% 2007                                                                                     10,000               10,680
 3.50% 2008                                                                                       9,000                8,841
 6.00% 2012                                                                                       2,500                2,644
General Electric Co. 5.00% 2013                                                                   2,000                1,975
Heller Financial, Inc. 8.00% 2005                                                                 3,500                3,865
John Deere Capital Corp. 3.90% 2008                                                              13,500               13,534
                                                                                                                     103,358

RETAILING - 1.69%
Costco Wholesale Corp. 5.50% 2007                                                                 5,250                5,664
CVS Corp. 6.117% 2013 (1) (3)                                                                     9,213                9,721
Kohl's Corp.:
 6.70% 2006                                                                                       7,074                7,741
 6.30% 2011                                                                                       2,690                2,944
Lowe's Companies, Inc.:
 7.50% 2005                                                                                       3,000                3,339
 8.25% 2010                                                                                       5,000                6,017
Nordstrom, Inc. 8.95% 2005                                                                        5,000                5,605
Target Corp.:
 5.95% 2006                                                                                       2,000                2,167
 5.50% 2007                                                                                      17,000               18,242
 3.375% 2008                                                                                     12,700               12,489
Wal-Mart Stores, Inc.:
 6.55% 2004                                                                                       5,000                5,234
 5.45% 2006                                                                                       5,000                5,388
 4.375% 2007                                                                                      2,000                2,079
 6.875% 2009                                                                                      2,000                2,277
                                                                                                                      88,907

TELECOMMUNICATION SERVICES - 1.40%
AirTouch Communications, Inc. 6.35% 2005                                                          1,500                1,600
Vodafone Group PLC:
 7.625% 2005                                                                                      8,750                9,447
 7.75% 2010                                                                                      13,025               15,217
British Telecommunications PLC 7.875% 2005 (2)                                                   10,250               11,413
Cingular Wireless LLC 5.625% 2006                                                                 3,000                3,209
Telefonica Europe BV 7.75% 2010                                                                  10,000               11,649
Verizon Global Funding Corp. 7.375% 2012                                                          5,000                5,698
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                  14,500               15,395
                                                                                                                      73,628

AUTOMOBILES & COMPONENTS - 0.92%
DaimlerChrysler North America Holding Corp. 6.40% 2006                                           18,000               19,297
Ford Motor Credit Co. 6.875% 2006                                                                 4,250                4,466
General Motors Acceptance Corp.:
 4.50% 2006                                                                                       2,000                2,005
 6.125% 2006                                                                                     10,000               10,441
 6.75% 2006                                                                                       5,000                5,275
 6.125% 2007                                                                                      5,000                5,155
 6.875% 2011                                                                                      2,000                2,004
                                                                                                                      48,643

UTILITIES  -  0.69%
Alabama Power Co., Series U, 2.65% 2006                                                           5,000                5,015
Duke Energy Corp. First and Refunding Mortgage Bonds:
 3.75% 2008 (3)                                                                                   5,000                4,927
 4.50% 2010                                                                                       2,250                2,233
Israel Electric Corp. Ltd. 7.25% 2006 (3)                                                         1,250                1,341
Pacificorp Australia LLC, MBIA insured, 6.15% 2008 (3)                                            6,000                6,470
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008                                   2,000                1,965
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                      13,500               14,333
                                                                                                                      36,284

MEDIA  -  0.60%
CBS Corp. 7.15% 2005                                                                              6,500                7,046
Viacom Inc. 6.40% 2006                                                                           17,250               18,719
Cox Radio, Inc. 6.375% 2005                                                                       3,500                3,710
Gannett Co., Inc. 4.95% 2005                                                                      2,000                2,092
                                                                                                                      31,567

FOOD, BEVERAGE & TOBACCO - 0.54%
Anheuser-Busch Co. Inc. 9.00% 2009                                                                2,000                2,513
Kraft Foods Inc.:
 4.625% 2006                                                                                      5,500                5,642
 5.625% 2011                                                                                      4,775                4,809
Nabisco, Inc. 7.05% 2007                                                                          9,200               10,125
Philip Morris Companies Inc. 7.00% 2005                                                           5,000                5,147
                                                                                                                      28,236

TRANSPORTATION - 0.53%
Burlington Northern and Santa Fe Railway Co. 6.96% 2009 (1)                                       5,322                5,757
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust: (1)
 Series 2002-2, 5.14% 2021                                                                        4,000                3,893
 Series 2002-1, 5.943% 2022                                                                         500                  525
Continental Airlines, Inc., MBIA insured, 2.158% 2009 (2)                                         2,000                2,011
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 1.86% 2009
  (1)  (2)  (3)                                                                                  10,237               10,302
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264%
  2021 (1)                                                                                        2,500                2,525
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA
  insured, 5.70% 2023 (1) (3)                                                                     1,784                1,841
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006 (1)                                 1,000                1,067
                                                                                                                      27,921

ENERGY - 0.38%
BP Capital Markets PLC 2.35% 2006                                                                10,000                9,946
Oil Enterprises Ltd., MBIA insured, 6.239% 2008 (1)  (3)                                          5,974                6,427
Pemex Finance Ltd.: (1)
 MBIA insured, 5.72% 2003                                                                           313                  314
 6.125% 2003                                                                                        552                  556
 AMBAC insured, 6.55% 2008                                                                        2,500                2,685
                                                                                                                      19,928

Thrifts & mortgage finance - 0.36%
Washington Mutual, Inc.:
 7.50% 2006                                                                                      15,500               17,381
 5.625% 2007                                                                                      1,600                1,714
                                                                                                                      19,095


REAL ESTATE - 0.32%
Kimco Realty Corp.:
 Series A, 6.73% 2005                                                                             9,500               10,218
 Series C, 3.95% 2008                                                                             2,000                1,972
Price REIT, Inc. 7.50% 2006                                                                       4,000                4,517
                                                                                                                      16,707

MATERIALS - 0.13%
Dow Chemical Co. 6.00% 2012                                                                       2,250                2,288
Scotia Pacific Co. LLC, Series B: (1)
 Class A-1, 6.55% 2028                                                                            1,044                  965
 Class A-2, 7.11% 2028                                                                            5,000                3,750
                                                                                                                       7,003

CONSUMER DURABLES & APPAREL  -  0.10%
Sony Capital Corp., Series C, 4.95% 2006 (3)                                                      5,000                5,317

HEALTH CARE EQUIPMENT & SERVICES  -  0.09%
UnitedHealth Group Inc.:
 7.50% 2005                                                                                       1,525                1,692
 5.20% 2007                                                                                       3,000                3,181
                                                                                                                       4,873

HOTELS, RESTAURANTS & LEISURE  -  0.06%
Carnival Corp. 6.15% 2008                                                                         2,901                3,065

ASSET-BACKED OBLIGATIONS (1) - 15.73%
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (3)                   5,562                5,644
AESOP Funding II LLC, Class A-1: (3)
 Series 2002-A, AMBAC insured, 3.85% 2006                                                         7,125                7,282
 Series 2003-2, MBIA insured, 2.74% 2007                                                          5,000                4,959
AmeriCredit Automobile Receivables Trust:
 Series 2002-D, Class A-3, FSA insured, 2.72% 2007                                                5,750                5,825
 Series 2003-A-M, Class A-4-A, MBIA insured, 3.16% 2009                                           2,000                1,966
 Series 2002-C, Class A-4, FSA insured, 3.55% 2009                                                5,000                5,010
Ameriquest Mortgage Securities Inc., Asset-backed Pass-Through Certificates,
  Series 2003-5, Class A-2, 2.43% 2033                                                           30,775               30,713
AMRESCO Residential Securities Mortgage Loan Trust, Series 1997-2, Class A-7,
  7.57% 2027                                                                                      6,924                7,219
Arcadia Automobile Receivables Trust, Series 1999-C, Class A-3, FSA insured,
  7.20% 2007                                                                                      1,402                1,413
Asset Backed Securities Corp. Home Equity Loan Trust:
 Series 2001-HE2, Class M-2, 2.16% 2031 (2)                                                      11,283               11,257
 Series 2001-HE3, Class A-IO, interest only, 3.60% 2031 (2)                                      37,465                  656
Banco Itau SA, XLCA insured: (2) (3)
 Series 2002-2, 1.86% 2006                                                                       13,500               13,399
 Series 2002, 1.94% 2007                                                                         18,700               18,560
Banco Nacional de Mexico, SA, Series 1999-A, Class A-1, MBIA insured, 7.50%
  2006 (3)                                                                                        3,380                3,622
California Infrastructure and Economic Development Bank, Special Purpose Trust,
  Series 1997-1:
 SCE-1, Class A-6, 6.38% 2008                                                                    26,690               28,588
 PG&E-1, Class A-7, 6.42% 2008                                                                   11,260               12,033
Capital One Auto Finance Trust, Series 2002-A, Class A-3, MBIA insured, 4.03%
  2006                                                                                            4,600                4,701
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                     11,950               12,924
Capital One Multi-asset Execution Trust, Series 2003-1, Class A, 1.50% 2009 (2)                  19,000               19,101
Centex Home Equity Loan Trust, Series 2003-A:
 Class AF-3, 2.708% 2026                                                                         11,200               11,107
 Class AV-1, 1.39% 2033 (2)                                                                       9,033                9,035
Chase Funding Trust:
 Series 2001-2, Class IA-3, 5.923% 2016                                                           1,387                1,391
 Series 2003-1, Class IA-2, 2.547% 2017                                                           7,000                7,002
 Series 2003-1, Class IA-3, 3.14% 2023                                                            5,000                4,995
Chase Manhattan Auto Owner Trust, Series 2002-A, Class A-3, 3.49% 2006                            3,367                3,406
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                    1,704                1,722
CitiFinancial Mortgage Securities Inc. REMIC Pass-Through Certificates Trust,
  Series 2003-1, Class AF-2, 2.948% 2033                                                          5,060                5,081
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA
  insured, 7.33% 2006 (3)                                                                         5,007                5,065
ComEd Transitional Funding Trust, Series 1998:
 Class A-5, 5.44% 2007                                                                            4,000                4,136
 Class A-6, 5.63% 2009                                                                           13,300               14,302
Conseco Finance Home Equity Loan Trust:
 Series 2000-B, Class AF-6, 7.80% 2020                                                            5,486                5,802
 Series 2000-F, Class AF-4, 7.67% 2026                                                            4,561                4,783
 Series 2001-B, Class II-M-1, 7.581% 2032                                                         9,658               10,237
 Series 2002-B, Class A-2, 5.31% 2033                                                             3,509                3,549
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,
  5.16% 2033                                                                                      3,994                4,025
Green Tree Financial Corp.:
 Series 1998-2, Class A-5, 6.24% 2016                                                             1,613                1,621
 Series 1997-6, Class A-6, 6.90% 2029                                                             1,633                1,661
 Series 1997-6, Class A-7, 7.14% 2029                                                             3,845                3,966
Green Tree Recreational, Equipment & Consumer Trust, Series 1999-A, Class A-6,
  6.84% 2010                                                                                      1,152                1,170
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4, MBIA
  insured, 6.91% 2005 (3)                                                                         1,713                1,769
CPS Auto Receivables Trust, Class A-2, XLCA insured: (3)
 Series 2003-A, 2.89% 2009                                                                        4,986                4,941
 Series 2002-B, 3.50% 2009                                                                       17,169               17,443
 Series 2002-C, 3.52% 2009                                                                        4,007                4,040
CS First Boston Mortgage Securities Corp., Series 2001-HE16, Class A, interest
  only, 5.64% 2004                                                                                4,913                  158
CWABS, Inc.: (2)
 Series 1999-3, Class MV-1, 1.73% 2030                                                           10,000               10,005
 Series 2003-BC3, Class A-2, 1.42% 2033                                                           5,000                4,997
Drive Auto Receivables Trust, MBIA insured: (3)
 Series 2003-1, Class A-3, 2.41% 2007                                                            10,000               10,009
 Series 2002-1, Class A-4, 4.09% 2008                                                             6,500                6,697
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524%
  2008 (3)                                                                                        5,000                4,991
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (3)                      4,446                4,462
Financial Pacific Funding, Series 2003-A, Class A, FSA insured, 2.29% 2009 (3)                    4,175                4,154
First Investors Auto Owner Trust, Series 2002-A, Class A, MBIA insured, 3.46%
  2008 (3)                                                                                        2,258                2,283
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                           8,250                8,623
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (3)                               784                  787
Home Equity Asset Trust, Series 2003-5, Class A-2, 1.46% 2033                                    17,100               17,100
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                 20,250               20,972
Hyundai Auto Receivables Trust 2002-A, Class B, 3.54% 2009 (3)                                   12,125               12,275
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6, 5.54% 2009                       10,080               10,823
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A,
  Class AF-6, 6.537% 2030                                                                         2,000                2,105
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33%
  2031 (3)                                                                                        2,419                2,193
Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3, FSA
  insured, 3.175% 2006                                                                            9,500                9,641
Long Beach Mortgage Loan Trust, Series 2000-1: (1) (2)
 Class M-1, 1.77% 2031                                                                            7,000                7,018
 Class M-2, 2.21% 2031                                                                            9,000                9,011
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M-1,
  2.56% 2032 (2)                                                                                  9,000                9,000
MBNA Master Credit Card Trust II:
 Series 2000-D, Class B, 1.54% 2009 (2)                                                           5,750                5,792
 Series 2000-E, Class A, 7.801% 2012                                                              2,580                3,036
Merrill Lynch Mortgage Investors, Inc., Series 1999-NC1, Class M-1, 1.68%
  2030 (2)                                                                                        8,708                8,715
Metris Master Trust, Series 2001-1, Class A: (2)
 1.33% 2007                                                                                       6,000                5,934
 1.34% 2008                                                                                      10,000                9,780
MMCA Auto Owner Trust:
 Series 2000-2, Class B, 7.42% 2005                                                               3,500                3,593
 Series 2000-1, Class B, 7.55% 2005                                                               9,000                9,281
 Series 2002-1, Class A-3, 4.15% 2006                                                             1,237                1,242
 Series 2001-2, Class B, 5.75% 2007                                                               2,233                2,273
 Series 2001-3, Class B, 2.06% 2008 (2)                                                           2,314                2,248
 Series 2002-4, Class A-4, 3.05% 2009                                                             5,000                4,895
 Series 2002-3, Class A-4, 3.57% 2009                                                             5,000                4,959
 Series 2002-2, Class A-4, 4.30% 2010                                                             5,825                5,881
Navistar Financial Owner Trust, Series 2002-A:
 Class A-3, 4.09% 2006                                                                            3,500                3,566
 Class B, 4.95% 2009                                                                              1,409                1,414
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1998-1, Class A,
  MBIA insured, 6.68% 2016 (3)                                                                    8,978                9,431
Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class B, 1.81% 2010
  (2)  (3)                                                                                        2,250                2,264
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A,
  4.82% 2010 (3)                                                                                  8,750                9,133
NPF VI, Inc., Series 2002-1, Class A, 2.69% 2008 (2) (3) (4) (5)                                  1,500                  270
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (3) (4) (5)                                     1,000                  120
Onyx Acceptance Owner Trust, Series 2002-C, MBIA insured:
 Class A-3, 3.29% 2006                                                                            8,000                8,116
 Class A-4, 4.07% 2009                                                                            9,075                9,361
Option One Mortgage Loan Trust, Class M-1: (2)
 Series 2000-2, 1.69% 2030                                                                       11,907               11,907
 Series 2000-3, 1.71% 2030                                                                        7,250                7,254
Pass-through Amortizing Credit Card Trusts, Series 2002-1: (3)
 Class A-2FL, 2.46% 2012 (2)                                                                      3,355                3,352
 Class A-2FX, 4.685% 2012                                                                         7,550                7,614
PECO Energy Transition Trust, Series 1999-A:
 Class A-6, 6.05% 2009                                                                           13,150               14,277
 Class A-7, 6.13% 2009                                                                            7,000                7,659
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (3)                   7,375                8,022
PP&L Transition Bond Co. LLC, Series 1999-1:
 Class A-7, 7.05% 2009                                                                            6,260                7,013
 Class A-8, 7.15% 2009                                                                            1,200                1,368
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41%
  2010 (3)                                                                                        7,550                7,574
Rental Car Finance Corp., Series 1999-1, Class C, 6.50% 2007 (3)                                  2,000                2,052
Residential Asset Mortgage Products, Inc.:
 Series 2001-RZ2, Class A-IO, interest only, 8.00% 2003                                          20,000                  252
 Series 2003-RS1, Class AI-2, 2.871% 2023                                                         7,000                7,033
 Series 2003-RS1, Class AI-3, 3.495% 2028                                                         5,475                5,532
Residential Asset Securities Corp. Trust:
 Series 2002-KS8, Class A-3, AMBAC insured, 3.69% 2027                                            3,000                3,048
 Series 2003-KS2, Class A-I-3, 2.66% 2028                                                         8,650                8,534
 Series 2001-KS3, Class A-I-5, 6.48% 2031                                                         8,143                8,692
 Series 2001-KS6, Class A-2, 1.41% 2033 (2)                                                       3,990                3,988
 Series 2003-KS2, Class A-II-B, 1.41% 2033 (2)                                                    9,347                9,342
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
 Series 2001-H13, Class A-I-4, 6.09% 2015                                                         4,750                4,776
 Series 2001-HS2, Class A-4, 6.43% 2016                                                           1,210                1,235
Saxon Asset Securities Trust, Series 2002-2:
 Class AF-3, 4.61% 2024                                                                           5,600                5,753
 Class AF-5, 5.99% 2031                                                                           2,500                2,547
SeaWest Securitization LLC, XLCA insured: (3)
 Series 2002-A, Class A-3, 3.58% 2008                                                            22,579               22,843
 Series 2003-A, Class A-2, 2.84% 2009                                                            14,471               14,632
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.669% 2030 (2)                 16,000               15,959
Specialty Underwriting and Residential Finance Trust, Series 2003-BC2, Class A,
  1.44% 2034 (2)                                                                                  9,885                9,889
Student Loan Funding LLC, Series 1998-B, Class B-3, 6.25% 2019                                   13,500               14,163
Tobacco Settlement Financing Corp., Series 2001-A, 6.36% 2025                                     4,685                4,471
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured,
  2.62% 2007                                                                                      5,000                5,061
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                   7,000                7,133
                                                                                                                     828,704

U.S. TREASURY NOTES & BONDS - 15.45%
 6.00% August 2004 (6)                                                                           31,000               32,385
 5.875% November 2004                                                                             5,000                5,264
 11.625% November 2004 (6)                                                                       23,400               26,230
 5.75% November 2005 (6)                                                                         92,750              100,083
 5.875% November 2005                                                                             5,000                5,409
 6.875% May 2006                                                                                 29,250               32,701
 6.50% October 2006 (6)                                                                          38,000               42,429
 3.50% November 2006 (6)                                                                        115,825              118,901
 3.945% January 2007 (2) (6) (7)                                                                 16,521               17,889
 6.25% February 2007 (6)                                                                         47,750               53,234
 4.375% May 2007                                                                                146,500              154,100
 4.155% January 2008 (2) (6) (7)                                                                 59,690               65,704
 5.625% May 2008 (6)                                                                             50,000               54,930
 10.375% November 2009                                                                            4,000                4,414
 5.00% August 2011                                                                               88,500               93,201
 8.125% August 2019                                                                               5,375                7,108
                                                                                                                     813,982

FEDERAL AGENCY DEBENTURES - 5.50%
Fannie Mae:
 6.50% 2004                                                                                      25,000               26,186
 6.00% 2005                                                                                       4,500                4,861
 7.125% 2005                                                                                     26,000               28,002
 6.00% 2008                                                                                      23,500               25,776
Federal Home Loan Bank:
 4.875% 2004                                                                                     11,030               11,274
  2.50% 2006                                                                                      5,000                4,967
Freddie Mac:
 5.00% 2004 (6)                                                                                  21,750               22,301
 4.25% 2005 (6)                                                                                  47,750               49,625
 5.25% 2006 (6)                                                                                  53,250               56,622
 5.50% 2006                                                                                      14,000               15,039
 5.75% 2009                                                                                       9,000                9,224
 4.50% 2013                                                                                      31,125               29,837
United States Government Guaranteed Ship Financing Obligations, Rowan
  Companies, Inc. (Title XI) 5.88% 2012 (1)                                                       5,564                6,044
                                                                                                                     289,758

COMMERCIAL MORTGAGE-BACKED SECURITIES (1)  - 5.39%
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2002-HOME, Class A, 1.70% 2013 (2)  (3)                                                   7,915                7,895
 Series 1998-C1, Class A-1, 6.34% 2030                                                           13,499               14,498
 Series 1999-C1, Class X, interest only, 1.272% 2031 (2) (3)                                     86,175                4,402
 Series 1999-C1, 5.91% 2031                                                                       3,695                3,940
 Series 2001-TOP2, Class A-1, 6.08% 2035                                                          9,213                9,939
Chase Commercial Mortgage Securities Corp., Class A-1:
 Series 1996-1, 7.60% 2028                                                                          128                  128
 Series 1998-1, 6.34% 2030                                                                          793                  829
 Series 2000-2, 7.543% 2032                                                                       6,715                7,439
 Series 2000-1, 7.656% 2032                                                                       1,697                1,869
Commercial Mortgage Acceptance Corp., Class A-1:
 Series 1998-C2, 5.80% 2030                                                                       2,155                2,250
 Series 1998-C1, 6.23% 2031                                                                       1,622                1,717
CS First Boston Mortgage Securities Corp.:
 Series 2002-FL2, Class A-2, 1.46% 2010 (2)  (3)                                                  5,750                5,745
 Series 2001-CF2, Class A-2, 5.935% 2034                                                          9,000                9,611
 Series 2002-CKP1, Class A-1, 4.627% 2035                                                         6,453                6,703
 Series 2001-CK6, Class A-2, 6.103% 2036                                                          5,000                5,387
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                        10,426               10,846
 Series 1998-C1, Class A-1A, 6.26% 2040                                                           5,551                5,852
 Series 1998-C1, Class A-1B, 6.48% 2040                                                           4,000                4,386
 Series 1998-C1, Class C, 6.78% 2040                                                              6,450                7,023
 Series 1999-C1, Class A-1, 6.91% 2041                                                            6,559                7,119
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1, 6.22% 2031                  4,344                4,439
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-4, 6.90% 2031 (2)                                                       3,250                3,580
 Series 1999-CG1, Class A-1B, 6.46% 2032                                                          1,750                1,928
DLJ Mortgage Acceptance Corp., Series 1995-CF2, Class A-1B, 6.85% 2027 (3)                           49                   49
First Union National Bank Commercial Mortgage Trust, Class A-1:
 Series 2001-C1, 7.739% 2032                                                                      6,740                7,499
 Series 2002-C1, 5.585% 2034                                                                      9,016                9,530
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (3)                           2,464                2,580
GMAC Commercial Mortgage Securities, Inc.:
 Series 1997-C2, Class C, 6.91% 2029                                                              5,000                5,436
 Series 1999-C1, Class A-1, 5.83% 2033                                                           17,169               18,163
iStar Asset Receivables Trust, Series 2002-1, Class A-1, 1.37% 2017 (2) (3)                         833                  832
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1,
  Class A-2, 6.001% 2033                                                                          3,465                3,711
LB Commercial Mortgage Trust, Series 1998-C1:
 Class A-1, 6.33% 2030                                                                               46                   47
 Class A-3, 6.48% 2030                                                                            3,544                3,870
LB-UBS Commercial Mortgage Trust:
 Series 2000-C3, Class A-2, 7.95% 2010                                                            1,750                2,052
 Series 2001-C7, Class A-3, 5.642% 2025                                                           4,760                5,040
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.121% 2025 (2)                                                         249                  256
 Series 1998-C3, Class A-1, 5.65% 2030                                                            1,727                1,788
Morgan Stanley Capital I, Inc.:
 Series 2003-KIDS, Class A, 1.79% 2016 (2) (3)                                                    9,982                9,982
 Series 1998-HF2, Class A-1, 6.01% 2030                                                           3,851                4,096
 Series 1998-HF1, Class A-1, 6.19% 2030                                                           2,391                2,504
 Series 1998-WF2, Class A-1, 6.34% 2030                                                           2,950                3,129
 Series 1999-FNV1, Class A-1, 6.12% 2031                                                          7,415                7,902
 Series 1999-FNV1, Class A-2, 6.53% 2031                                                          4,815                5,299
 Series 1999-FNV1, Class D, 7.03% 2031                                                            4,000                4,419
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.59% 2034                                                            6,437                6,684
 Series 2001-TOP5, Class A-3, 6.16% 2035                                                          5,125                5,541
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                          11,118               11,791
Nationslink Funding Corp., Series 1999-1, Class A-1, 6.042% 2031                                  2,271                2,395
Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030                            16,343               17,484
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C,
  6.746% 2031                                                                                     2,000                2,193
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428%
  2035                                                                                           11,350               12,336
                                                                                                                     284,133
COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY ORIGINATED) (1) - 5.19%
Banc of America Mortgage Securities Trust:
 Series 2003-F, Class 1-A-1, 2.969% 2033 (2)                                                     15,907               15,869
 Series 2003-D, Class 1-A-1, 3.428% 2033 (2)                                                      1,517                1,522
 Series 2003-F, Class 2-A-1, 3.734% 2033 (2)                                                     12,008               11,907
 Series 2003-G, Class 2-A-1, 4.088% 2033 (2)                                                      9,940                9,928
 Series 2003-D, Class 2-A-1, 4.183% 2033                                                         16,658               16,633
Bear Stearns ARM Trust: (2)
 Series 2003-2, Class A-3, 3.703% 2033 (3)                                                        8,850                8,925
 Series 2003-6, Class A-2, 4.08% 2033                                                             4,879                4,874
 Series 2003-3, Class II-A-2, 4.236% 2033                                                        16,921               16,946
CHL Mortgage Pass-Through Trust:
 Series 2003-J6, Class 2-A-1, 4.75% 2018                                                         13,827               13,593
 Series 2003-HYB3, Class 4-A-1, 3.572% 2033 (2)                                                  11,397               11,183
 Series 2003-27, Class A-1, 3.85% 2033 (2)                                                       13,512               13,320
CS First Boston Mortgage Securities Corp., Class II-A-2: (2)
 Series 2003-AR20, 4.019% 2033                                                                    4,855                4,800
 Series 2003-AR12, 4.373% 2033                                                                    7,113                7,063
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                    2,531                2,603
Paine Webber CMO, Series O, Class 5, 9.50% 2019                                                     717                  776
PUMA Global Trust No. 1, Class B, 1.555% 2033 (2)                                                 5,500                5,446
Residential Funding Mortgage Securities I, Inc., Series 1998-S17, Class M-1,
  6.75% 2028                                                                                      1,880                1,879
Security National Mortgage Loan Trust, Series 2000-1, Class A-2, 8.75% 2024 (3)                   3,719                3,951
Structured Asset Notes Transaction, Ltd., Series 1996-A, Class A-1, 7.156%
  2003 (3)                                                                                        4,100                4,109
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033 (2)                   18,443               17,988
Structured Asset Securities Corp.: (2)
 Series 1998-RF2, Class A, 8.52% 2027 (3)                                                         6,577                7,461
 Series 1998-RF1, Class A, 8.684% 2027 (3)                                                        6,692                7,600
 Series 1999-RF1, Class A, 7.879% 2028 (3)                                                        9,610               10,407
 Series 1999-BC1, Class M2, 2.41% 2029                                                            2,146                2,151
WaMu Mortgage Pass-Through Certificates Trust: (2)
 Series 2003-AR3, Class A-2, 2.828% 2033                                                          2,500                2,504
 Series 2003-AR3, Class A-3, 3.567% 2033                                                          7,000                7,027
 Series 2003-AR7, Class A-7, 3.842% 2033                                                         26,731               26,317
 Series 2003-AR8, Class A, 4.03% 2033                                                             9,828                9,795
 Series 2003-AR6, Class A-1, 4.39% 2033                                                          21,447               21,473
 Series 2003-AR1, Class A-6, 4.56% 2033                                                           5,072                5,104
                                                                                                                     273,154
OTHER - 1.14%
Taxable municipal bonds - 1.04%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs.
  Rev. Bonds
  (The Dow Chemical Co. Project), Series 2002-A3, AMT, 4.95% 2033 (put 2007)                      8,000                8,307
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
  (San Diego Unified
  Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009 (1)  (3)                    8,102                8,409
Dormitory Auth., City University System Consolidated Third General Resolution
  Rev. Bonds, Series 2003-2, 2.38% 2005                                                           6,685                6,685
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
  Bonds, Series 2003-A1, 5.00% 2021 (1)                                                          16,790               15,720
Housing Fin. Agcy., State Personal Income Tax Rev.  Bonds (Econ. Dev. and
  Housing), Series B:
 2.39% 2006                                                                                       2,395                2,382
 2.61% 2006                                                                                       2,450                2,426
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
  Series 2003, 4.375% 2019                                                                       12,000               10,963
                                                                                                                      54,892

EUROPEAN AGENCY  -  0.10%
KfW International Finance Inc. 2.50% 2005                                                         5,000                5,033


TOTAL BONDS & NOTES (cost: $5,056,312,000)                                                                         5,105,570



                                                                                              Principal              Market
                                                                                               amount                value
SHORT-TERM SECURITIES                                                                           (000)                (000)

U.S. TREASURIES  -  11.15%
0.91% due 9/4/2003                                                                               42,300               42,296
0.85% due 9/18/2003                                                                              25,000               24,990
0.83% due 10/02/2003                                                                             76,600               76,541
0.89% due 10/9/2003                                                                              45,600               45,556
0.90% due 10/16/2003                                                                             25,000               24,973
0.88% due 10/23/2003                                                                             59,900               59,823
0.91% due 10/30/2003                                                                             99,950               99,801
0.92% due 11/06/2003                                                                             81,700               81,561
0.93% due 11/13/2003                                                                             68,500               68,368
0.97% due 11/20/2003                                                                             63,500               63,366


TOTAL SHORT-TERM SECURITIES (cost: $587,267,000)                                                                     587,275


TOTAL INVESTMENT SECURITIES (cost: $5,643,579,000)                                                                 5,692,845
Other assets less liabilities                                                                                       (425,771)

NET ASSETS                                                                                                        $5,267,074

(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(2) Coupon rate may change periodically.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Valued under fair value procedures adopted by authority of the Board of Trustees.
(5) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(7) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements



FINANCIAL STATEMENTS

Statement of assets and liabilities
at August 31, 2003   (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market (cost: $5,643,579)                                                               $5,692,845
 Cash                                                                                                                 32,857
 Receivables for:
  Sales of investments                                                                      $57,782
  Sales of fund's shares                                                                     15,642
  Interest                                                                                   37,240                  110,664
                                                                                                                   5,836,366
LIABILITIES:
 Payables for:
  Purchases of investments                                                                  543,459
  Repurchases of fund's shares                                                               18,062
  Dividends on fund's shares                                                                  2,788
  Investment advisory services                                                                1,183
  Services provided by affiliates                                                             3,684
  Deferred Trustees' compensation                                                                78
  Other fees and expenses                                                                        38                  569,292

NET ASSETS AT AUGUST 31, 2003                                                                                     $5,267,074

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                 $5,302,053
 Undistributed net investment income                                                                                      72
 Accumulated net realized loss                                                                                       (84,317)
 Net unrealized appreciation                                                                                          49,266

NET ASSETS AT AUGUST 31, 2003                                                                                     $5,267,074

SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING
  - UNLIMITED SHARES AUTHORIZED

                                                                                                  Shares            Net asset
                                                                       Net assets            outstanding      value per share(1)
Class A                                                                 $3,981,241               289,856              $13.74
Class B                                                                    382,654                27,859               13.74
Class C                                                                    433,594                31,568               13.74
Class F                                                                    222,814                16,222               13.74
Class 529-A                                                                 55,218                 4,020               13.74
Class 529-B                                                                 15,773                 1,148               13.74
Class 529-C                                                                 40,264                 2,931               13.74
Class 529-E                                                                  3,156                   230               13.74
Class 529-F                                                                  2,893                   211               13.74
Class R-1                                                                    1,610                   117               13.74
Class R-2                                                                   40,103                 2,920               13.74
Class R-3                                                                   37,342                 2,719               13.74
Class R-4                                                                    5,320                   387               13.74
Class R-5                                                                   45,092                 3,283               13.74


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $14.28 for each.

See Notes to Financial Statements

STATEMENT OF OPERATIONS                                 (dollars in thousands)
for the year ended August 31, 2003

INVESTMENT INCOME:
 Income:
  Interest                                                                                                             $172,865

 Fees and expenses:
  Investment advisory services                                                                 $13,285
  Distribution services                                                                         19,801
  Transfer agent services                                                                        3,881
  Administrative services                                                                        1,515
  Reports to shareholders                                                                          156
  Registration statement and prospectus                                                            688
  Postage, stationery and supplies                                                                 528
  Trustees' compensation                                                                            40
  Auditing and legal                                                                                57
  Custodian                                                                                         91
  State and local taxes                                                                             38
  Other                                                                                             45
  Total expenses before reimbursement                                                           40,125
   Reimbursement of expenses                                                                       116                   40,009
 Net investment income                                                                                                  132,856

NET REALIZED GAIN AND UNREALIZED DEPRECIATION ON INVESTMENTS:
 Net realized gain on investments                                                                                         4,508
 Net unrealized depreciation on investments                                                                             (27,293)
  Net realized gain and unrealized depreciation on investments                                                          (22,785)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                   $110,071

See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                                                    Year ended August 31
                                                                                                2003                     2002
OPERATIONS:
 Net investment income                                                                        $132,856                 $110,356
 Net realized gain (loss) on investments                                                         4,508                   (9,700)
 Net unrealized (depreciation) appreciation on investments                                     (27,293)                  43,279
  Net increase in net assets resulting from operations                                         110,071                  143,935

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                     (147,250)                (111,717)

CAPITAL SHARE TRANSACTIONS                                                                   1,653,313                1,910,227

TOTAL INCREASE IN NET ASSETS                                                                 1,616,134                1,942,445

NET ASSETS:
 Beginning of year                                                                           3,650,940                1,708,495
 End of year (including undistributed and distributions in excess of net
  investment income: $72 and $(153), respectively)                                          $5,267,074               $3,650,940

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None               Declines from 5%             Classes B and 529-B
                                                        to zero                     convert to
                                                 for redemptions within         classes A and 529-A,
                                                     six years of                 respectively, after
                                                       purchase                      eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

         MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any realized gain or loss is deferred until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.


2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of August 31, 2003, the cost of investment securities for federal income tax purposes was $5,644,724,000.

During the year ended August 31, 2003, the fund reclassified $34,099,000 from additional paid-in capital to accumulated net realized loss, and $14,619,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                              (dollars in thousands)
Undistributed net investment income
                                                                              $2,938
Short-term and long-term capital loss deferrals                             (72,785)
Gross unrealized appreciation on investment securities
                                                                              88,937
Gross unrealized depreciation on investment securities                      (40,816)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $39,736,000, $7,050,000, $3,837,000, $7,139,000, $1,587,000 and
$13,436,000 expiring in 2004, 2005, 2006, 2008, 2009 and 2011, respectively.
During the year ended August 31, 2003, a capital loss carryforward of $34,099,000 expired. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $10,388,000, which were realized during the period November 1, 2002 through August 31, 2003.


The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                         Distributions from ordinary income
                                                                                                     Distributions           Total
                                                                                    Short-term      from long-term    distributions
Share class(1)                                           Net investment income    capital gains      capital gains            paid
Year ended August 31, 2003
Class A                                                        $ 121,428                -                   -            $ 121,428
Class B                                                            7,934                -                   -                7,934
Class C                                                            8,243                -                   -                8,243
Class F                                                            5,258                -                   -                5,258
Class 529-A                                                        1,124                -                   -                1,124
Class 529-B                                                          226                -                   -                  226
Class 529-C                                                          593                -                   -                  593
Class 529-E                                                           63                -                   -                   63
Class 529-F                                                           40                -                   -                   40
Class R-1                                                             17                -                   -                   17
Class R-2                                                            398                -                   -                  398
Class R-3                                                            482                -                   -                  482
Class R-4                                                             92                -                   -                   92
Class R-5                                                          1,352                -                   -                1,352
Total                                                          $ 147,250                -                   -            $ 147,250

Year ended August 31, 2002
Class A                                                        $ 102,295                -                   -            $ 102,295
Class B                                                            4,079                -                   -                4,079
Class C                                                            3,147                -                   -                3,147
Class F                                                            1,778                -                   -                1,778
Class 529-A                                                          127                -                   -                  127
Class 529-B                                                           26                -                   -                   26
Class 529-C                                                           81                -                   -                   81
Class 529-E                                                            4                -                   -                    4
Class 529-F                                                            -                -                   -                    -
Class R-1                                                              1                -                   -                    1
Class R-2                                                              2                -                   -                    2
Class R-3                                                              1                -                   -                    1
Class R-4                                                              1                -                   -                    1
Class R-5                                                            175                -                   -                  175
Total                                                          $ 111,717                -                   -            $ 111,717

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.



3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross investment income and decreasing to 2.00% on such income in excess of $8,333,333. For the year ended August 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.271% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of August 31, 2003, unreimbursed expenses subject to reimbursement totaled $3,782,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended August 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class A         $11,693           $3,536        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           3,338             345         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           3,624          Included            $544                $160            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            433           Included             260                  38            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          73            Included              57                  7                  $38
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          106           Included              16                  5                   11
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          273           Included              41                  10                  27
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          12            Included              3                   -*                   2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           4            Included              2                   -*                   2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1            8            Included              1                   3             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           136           Included              27                 148            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           93            Included              28                  38            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4            8            Included              5                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              40                  1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $19,801           $3,881            $1,024               $411                 $80
---------------------------------------------------------------------------------------------------------------
* Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Share class(1)                                          Sales(2)                 Reinvestments of dividends
                                                                                     and distributions

                                                  Amount         Shares           Amount            Shares
Year ended August 31, 2003
Class A                                      $ 3,254,392       234,519             $ 104,744         7,552
Class B                                          293,490        21,151                 6,849           494
Class C                                          401,976        28,960                 6,850           494
Class F                                          331,395        23,873                 4,653           336
Class 529-A                                       45,723         3,295                 1,115            80
Class 529-B                                       13,348           962                   224            16
Class 529-C                                       31,682         2,283                   588            42
Class 529-E                                        2,821           204                    62             4
Class 529-F                                        2,993           216                    39             3
Class R-1                                          2,182           157                    16             1
Class R-2                                         47,213         3,398                   391            28
Class R-3                                         51,977         3,738                   472            34
Class R-4                                         11,088           799                    84             6
Class R-5                                         31,881         2,300                   680            49
Total net increase
   (decrease)                                $ 4,522,161       325,855             $ 126,767         9,139

Year ended August 31, 2002
Class A                                      $ 2,419,469       177,062              $ 85,242         6,254
Class B                                          192,650        14,085                 3,454           253
Class C                                          235,117        17,211                 2,586           190
Class F                                          134,116         9,809                 1,514           111
Class 529-A                                       14,423         1,058                   125             9
Class 529-B                                        3,440           252                    26             2
Class 529-C                                       11,380           834                    79             6
Class 529-E                                          746            55                     4            -*
Class 529-F                                     -              -                                   -
Class R-1                                            214            16                    -*            -*
Class R-2                                            931            67                     2            -*
Class R-3                                            625            45                     1            -*
Class R-4                                            280            20                     1            -*
Class R-5                                         27,030         1,972                    95             7
Total net increase
   (decrease)                                $ 3,040,421       222,486              $ 93,129         6,832






Share class(1)
                                                         Repurchases(2)                      Net increase

                                                    Amount            Shares           Amount          Shares
Year ended August 31, 2003
Class A                                         $ (2,422,426)        (174,639)       $ 936,710         67,432
Class B                                             (120,147)          (8,662)         180,192         12,983
Class C                                             (183,436)         (13,225)         225,390         16,229
Class F                                             (215,252)         (15,515)         120,796          8,694
Class 529-A                                           (5,691)            (410)          41,147          2,965
Class 529-B                                           (1,142)             (83)          12,430            895
Class 529-C                                           (2,999)            (216)          29,271          2,109
Class 529-E                                             (458)             (33)           2,425            175
Class 529-F                                             (109)              (8)           2,923            211
Class R-1                                               (708)             (51)           1,490            107
Class R-2                                             (7,958)            (572)          39,646          2,854
Class R-3                                            (15,176)          (1,089)          37,273          2,683
Class R-4                                             (6,069)            (437)           5,103            368
Class R-5                                            (14,044)          (1,015)          18,517          1,334
Total net increase
   (decrease)                                   $ (2,995,615)        (215,955)     $ 1,653,313        119,039

Year ended August 31, 2002
Class A                                         $ (1,088,298)         (79,811)     $ 1,416,413        103,505
Class B                                              (38,389)          (2,814)         157,715         11,524
Class C                                              (49,624)          (3,641)         188,079         13,760
Class F                                              (45,932)          (3,373)          89,698          6,547
Class 529-A                                             (164)             (12)          14,384          1,055
Class 529-B                                              (18)              (1)           3,448            253
Class 529-C                                             (249)             (18)          11,210            822
Class 529-E                                               -*               -*              750             55
Class 529-F                                        -                 -                -               -
Class R-1                                                (75)              (6)             139             10
Class R-2                                                (19)              (1)             914             66
Class R-3                                               (127)              (9)             499             36
Class R-4                                                (15)              (1)             266             19
Class R-5                                               (413)             (30)          26,712          1,949
Total net increase
   (decrease)                                   $ (1,223,323)         (89,717)     $ 1,910,227        139,601



* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.



5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of August 31, 2003, the total value of restricted securities was $591,469,000, which represents 11.23% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,912,036,000 and $2,920,360,000, respectively, during the year ended August 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended August 31, 2003, the custodian fee of $91,000 includes $88,000 that was offset by this reduction, rather than paid in cash.


Financial Highlights (1)

                                                                         Income from investment operations(2)
                                                                                               Net
                                                     Net asset                      (losses) gains                     Dividends
                                                        value,              Net      on securities   Total from        (from net
                                                     beginning       investment     (both realized   investment       investment
                                                     of period           income     and unrealized)  operations          income)
Class A:
 Year ended 8/31/2003                                 $13.81              $.39             $(.02)         $.37           $(.44)
 Year ended 8/31/2002                                  13.69               .64              .14            .78            (.66)
 Year ended 8/31/2001                                  13.08               .78              .65           1.43            (.82)
 Year ended 8/31/2000                                  13.01               .78              .03                           (.74)
 Year ended 8/31/1999                                  13.56               .76             (.55)           .21            (.76)
Class B:
 Year ended 8/31/2003                                  13.81               .29             (.02)           .27            (.34)
 Year ended 8/31/2002                                  13.69               .55              .14            .69            (.57)
 Year ended 8/31/2001                                  13.08               .69              .65           1.34            (.73)
 Period from 3/15/2000 to 8/31/2000                    13.01               .25              .13            .38            (.31)
Class C:
 Year ended 8/31/2003                                  13.81               .28             (.02)           .26            (.33)
 Year ended 8/31/2002                                  13.69               .53              .14            .67            (.55)
 Period from 3/15/2001 to 8/31/2001                    13.61               .29              .10            .39            (.31)
Class F:
 Year ended 8/31/2003                                  13.81               .38             (.02)           .36            (.43)
 Year ended 8/31/2002                                  13.69               .64              .14            .78            (.66)
 Period from 3/19/2001 to 8/31/2001                    13.60               .32              .11            .43            (.34)
Class 529-A:
 Year ended 8/31/2003                                  13.81               .37             (.02)           .35            (.42)
 Period from 2/19/2002 to 8/31/2002                    13.59               .30              .23            .53            (.31)
Class 529-B:
 Year ended 8/31/2003                                  13.81               .26             (.02)           .24            (.31)
 Period from 2/26/2002 to 8/31/2002                    13.58               .24              .24            .48            (.25)
Class 529-C:
 Year ended 8/31/2003                                  13.81               .26             (.02)           .24            (.31)
 Period from 2/19/2002 to 8/31/2002                    13.59               .25              .23            .48            (.26)
Class 529-E:
 Year ended 8/31/2003                                  13.81               .34             (.02)           .32            (.39)
 Period from 3/15/2002 to 8/31/2002                    13.43               .24              .40            .64            (.26)
Class 529-F:
 Period from 9/16/2002 to 8/31/2003                    13.86               .30             (.02)           .28            (.40)
Class R-1:
 Year ended 8/31/2003                                  13.81               .28             (.02)           .26            (.33)
 Period from 6/13/2002 to 8/31/2002                    13.63               .09              .18            .27            (.09)
Class R-2:
 Year ended 8/31/2003                                  13.81               .28             (.02)           .26            (.33)
 Period from 5/31/2002 to 8/31/2002                    13.61               .11              .21            .32            (.12)
Class R-3:
 Year ended 8/31/2003                                  13.81               .33             (.02)           .31            (.38)
 Period from 6/26/2002 to 8/31/2002                    13.69               .09              .13            .22            (.10)
Class R-4:
 Year ended 8/31/2003                                  13.81               .38             (.02)           .36            (.43)
 Period from 6/27/2002 to 8/31/2002                    13.66               .09              .16            .25            (.10)
Class R-5:
 Year ended 8/31/2003                                  13.81               .43             (.02)           .41            (.48)
 Period from 5/15/2002 to 8/31/2002                    13.52               .18              .29            .47            (.18)


                                                                                                        Ratio of         Ratio of
                                                       Net asset                    Net assets,         expenses       net income
                                                      value, end        Total     end of period       to average       to average
                                                       of period     return(3)    (in millions)       net assets       net assets
Class A:
 Year ended 8/31/2003                                     $13.74         2.68%          $3,981             .70%            2.84%
 Year ended 8/31/2002                                      13.81         5.89            3,071             .76             4.70
 Year ended 8/31/2001                                      13.69        11.23            1,628             .81             5.78
 Year ended 8/31/2000                                      13.08         6.47            1,290             .83             6.06
 Year ended 8/31/1999                                      13.01         1.55            1,535             .75             5.69
Class B:
 Year ended 8/31/2003                                      13.74         1.96              383            1.40             2.05
 Year ended 8/31/2002                                      13.81         5.14              205            1.46             3.86
 Year ended 8/31/2001                                      13.69        10.47               46            1.50             4.85
 Period from 3/15/2000 to 8/31/2000                        13.08         3.63                5             .69             2.14
Class C:
 Year ended 8/31/2003                                      13.74         1.86              434            1.49             1.93
 Year ended 8/31/2002                                      13.81         5.04              212            1.55             3.67
 Period from 3/15/2001 to 8/31/2001                        13.69         2.92               22             .81             2.16
Class F:
 Year ended 8/31/2003                                      13.74         2.65              223             .71             2.69
 Year ended 8/31/2002                                      13.81         5.85              104             .79             4.47
 Period from 3/19/2001 to 8/31/2001                        13.69         3.24               13             .40             2.43
Class 529-A:
 Year ended 8/31/2003                                      13.74         2.58               55             .76             2.56
 Period from 2/19/2002 to 8/31/2002                        13.81         3.98               15             .91 (5)         4.11  (5)
Class 529-B:
 Year ended 8/31/2003                                      13.74         1.77               16            1.59             1.70
 Period from 2/26/2002 to 8/31/2002                        13.81         3.58                3            1.64 (5)         3.38  (5)
Class 529-C:
 Year ended 8/31/2003                                      13.74         1.78               40            1.58             1.74
 Period from 2/19/2002 to 8/31/2002                        13.81         3.58               11            1.63 (5)         3.36  (5)
Class 529-E:
 Year ended 8/31/2003                                      13.74         2.30                3            1.06             2.28
 Period from 3/15/2002 to 8/31/2002                        13.81         4.79                1             .51             1.73
Class 529-F:
 Period from 9/16/2002 to 8/31/2003                        13.74         2.00                3             .81 (5)         2.23  (5)
Class R-1:
 Year ended 8/31/2003                                      13.74         1.87                2            1.48 (6)         1.61
 Period from 6/13/2002 to 8/31/2002                        13.81         2.02                - (4)         .31 (6)          .69
Class R-2:
 Year ended 8/31/2003                                      13.74         1.90               40            1.44 (6)         1.55
 Period from 5/31/2002 to 8/31/2002                        13.81         2.34                1             .37 (6)          .80
Class R-3:
 Year ended 8/31/2003                                      13.74         2.29               37            1.06 (6)         1.99
 Period from 6/26/2002 to 8/31/2002                        13.81         1.58                1             .20 (6)          .64
Class R-4:
 Year ended 8/31/2003                                      13.74         2.64                5             .71 (6)         2.55
 Period from 6/27/2002 to 8/31/2002                        13.81         1.87                - (4)         .13 (6)          .68
Class R-5:
 Year ended 8/31/2003                                      13.74         2.97               45             .40             3.10
 Period from 5/15/2002 to 8/31/2002                        13.81         3.49               27             .13             1.28



                                                                                         Year ended August 31
                                                                               2003         2002     2001     2000    1999

Portfolio turnover rate for all classes of shares                              65%           59%      73%     48%      70%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.85%, 1.99%, 1.13% and .73% for classes R-1, R-2, R-3 and R-4, respectively, during the year ended August 31, 2003, and .38%, .48%, .25% and .16% for classes R-1, R-2, R-3 and R-4, respectively, during  the period ended August 31, 2002.


INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF INTERMEDIATE BOND FUND OF AMERICA:

We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the "Fund"), including the investment portfolio, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Intermediate Bond Fund of America as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
October 7, 2003



TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 12% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                    PART C
                                OTHER INFORMATION

                        INTERMEDIATE BOND FUND OF AMERICA


Item 23.          Exhibits
(a) Declaration of Trust - previously filed (see P/E Amendment No. 14 filed 10/28/97; Establishment and Designation of Additional Classes of Shares of Beneficial Interest Without Par Value previously filed (see P/E Amendment No. 18 filed 3/9/00; No. 20 filed 3/8/01; and No. 22 filed 1/18/02)

(b)      By-laws - previously filed (see P/E Amendment No. 20 filed 3/8/01)

(c) Form of Share certificate - previously filed (see P/E Amendment No. 20 filed 3/8/01)

(d)      Amended Investment Advisory and Service Agreement

(e) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 22 filed 2/13/02) and form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 23 filed 5/13/02)

(f)      Bonus or Profit Sharing Contracts - none

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 21 filed 10/30/01)

(h-1) Other material contracts - Form of Amended and Restated Administrative Services Agreement - previously filed (see P/E Amendment No. 22 filed 2/13/02)

(h-2)    Amendment of Shareholder Services Agreement

(i) Legal opinions - previously filed (see Pre-Effective Amendment No. 1 filed 1/14/88; P/E Amendment No. 18 filed 3/9/00; No. 20 filed 3/8/01; No. 22 filed 2/13/02; and No. 23 filed 5/13/02)

(j)      Consent of independent auditors

(k)      Omitted financial statements - none

(l) Initial capital agreements - previously filed (see P/E Amendment No. 14 filed on 10/28/97)

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 14 filed 10/18/97; No. 18 filed 3/9/00; No. 20 filed 3/8/01; No. 22 filed 2/13/02; and No. 23 filed 5/13/02)

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 22 filed 2/13/02)

(o)      None

(p)      Code of Ethics



                                    Intermediate Bond Fund of America -- C-1

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None


Item 25.          Indemnification

                  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

                  Article VI of the Trust's By-Laws states:

                           (a) The Trust shall indemnify any Trustee or officer
                  of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

                           (b) The Trust shall indemnify any Trustee or officer
                  of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such

                                    Intermediate Bond Fund of America -- C-2

Item 25.          Indemnification (continued)

                  such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

                           (c) To the extent that a Trustee or officer of the
                  Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or
                  (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).


                           (d) Any indemnification under subparagraph (a) or (b)
                  (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

                           (e) Expenses incurred in defending a civil or
                  criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

                           (f) Agents and employees of the Trust who are not
                  Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

                           (g) Any indemnification pursuant to this Article
                  shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

                           (h) Nothing in the Declaration or in these By-Laws
                  shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                                    Intermediate Bond Fund of America -- C-3

Item 25.          Indemnification (continued)

                           (i) The Trust shall have the power to purchase and
                  maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980).


Item 26.          Business and Other Connections of Investment Adviser

                  None


Item 27.          Principal Underwriters

         (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.



                                    Intermediate Bond Fund of America -- C-4


(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       27304 Park Vista Road
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Dana W. Anderson                         Regional Vice President                               None
       200 E. Big Beaver Road
       Suite 116
       Troy, MI 48083

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None
       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027


                                    Intermediate Bond Fund of America -- C-5

(b)    (1)                                              (2)                                           (3)
       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817


                                    Intermediate Bond Fund of America -- C-6

(b)    (1)                                              (2)                                           (3)
       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

L      Denise M. Cassin                         Vice President                                        None

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013


                                    Intermediate Bond Fund of America -- C-7

(b)    (1)                                              (2)                                           (3)
       Guy E. Decker Regional                   Vice President                                        None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Vice President                                        None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President,                                None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

       Peter J. Doran                           Director, Executive Vice President                    None
       56 Bulson Road
       Rockville Centre, NY 11570

L      Michael J. Downer                        Secretary                                        Vice President

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

B      J. Steven Duncan                         Senior Vice President                                 None


                                    Intermediate Bond Fund of America -- C-8

(b)    (1)                                              (2)                                          (3)
       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Vice President                                        None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       One Union Avenue, 2nd Floor
       Sudbury, MA 01776

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

B      Lori Giacomini                           Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328

       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064


L      Paul G. Haaga, Jr.                       Director                                      Chairman and Trustee

B      Mariellen Hamann                         Vice President                                        None


                                    Intermediate Bond Fund of America -- C-9


(b)    (1)                                              (2)                                           (3)
       Derek S. Hansen Regional                 Vice President                                        None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

       Calvin L. Harrelson, III                 Regional Vice President                               None
       10200 Thomas Payne Circle
       Charlotte, NC 28277

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Vice President                                        None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Maria K. Khader                          Assistant Vice President                              None


                                    Intermediate Bond Fund of America -- C-10

(b)                 (1)                                       (2)                                      (3)
       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121


                                    Intermediate Bond Fund of America -- C-11

(b)     (1)                                             (2)                                           (3)
L      J. Clifton Massar                        Senior Vice President                                 None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       Andrew J. Moscardini                     Regional Vice President                               None
       4073 Colleton Court
       Tallahassee, FL 32311

       William E. Noe                           Vice President                                        None
       115 Penn Warren Drive
       Suite #300, #379
       Brentwood, TN  37027

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202


                                    Intermediate Bond Fund of America -- C-12

(b)    (1)                                              (2)                                           (3)
       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

       Gregory S. Porter                        Assistant Vice President                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

S      Richard P. Prior                         Vice President                                        None

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521


                                    Intermediate Bond Fund of America -- C-13

(b)    (1)                                      (2)                                                   (3)
       Brian A. Roberts                         Vice President                                        None
       214-A 50th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       441 Nicholas Drive
       Southampton, PA 18966

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Senior Vice President                                 None

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None


                                    Intermediate Bond Fund of America -- C-14

(b)    (1)                                              (2)                                           (3)
       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       P.O. Box 426
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Regional Vice President                               None
       1820 38th Avenue E.
       Seattle, WA 98112

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Dallas, TX 75001-6016

       Anthony L. Soave                         Vice President                                        None
       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None


                                    Intermediate Bond Fund of America -- C-15

(b)    (1)                                      (2)                                                   (3)
       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None


                                    Intermediate Bond Fund of America -- C-16

(b)    (1)                                              (2)                                           (3)
       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

       Thomas E. Warren                         Vice President                                        None
       119 Faubel
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Senior Vice President                                 None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None
       251 Barden Road
       Bloomfield Hills, MI 48304

H      J. D. Wiedmaier                          Assistant Vice President                              None

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None


                                    Intermediate Bond Fund of America -- C-17

(b)    (1)                                      (2)                                                   (3)
L      Robert L. Winston                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Pieper Lane
       Tustin Ranch, CA 92782

----------
L Business Address, 333 South Hope Street, Los Angeles, CA 90071 LW Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025 B Business Address, 135 South State College Boulevard, Brea, CA 92821 S Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251 SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016 H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513 I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

         (c)      None




                                    Intermediate Bond Fund of America -- C-18

Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by the fund's custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 29.          Management Services

                  None


Item 30.          Undertakings

                  n/a

                                    Intermediate Bond Fund of America -- C-19

                             SIGNATURE OF REGISTRANT

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27th day of October, 2003.

INTERMEDIATE BOND FUND OF AMERICA

By/s/ Paul G. Haaga, Jr.
-----------------------------------------------------------
(Paul G. Haaga, Jr., Chairman of the Board)

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on October 27, 2003, by the following persons in the capacities indicated.


Signature                                                              Title

(1) Principal Executive Officer:

/s/ John H. Smet                                        President and Trustee
------------------------------------------------
(John H. Smet)

(2) Principal Financial Officer and Principal Accounting Officer:

/s/  Sharon G.  Moseley                                         Treasurer
--------------------------------------------
(Sharon G. Moseley)
(3) Trustees:

         Richard G. Capen, Jr.*                                 Trustee
         H. Frederick Christie*                                 Trustee
         Diane C. Creel*                                        Trustee
         Martin Fenton*                                         Trustee
         Leonard R. Fuller*                                     Trustee

         /s/ Abner D. Goldstine                        Vice Chairman and Trustee
            (Abner D. Goldstine)

         /s/ Paul G. Haaga, Jr.                           Chairman and Trustee
            (Paul G. Haaga, Jr.

         Richard G. Newman*                                     Trustee
         Frank M. Sanchez*                                      Trustee

/s/ John H. Smet                                        President and Trustee
------------------------------------------------
(John H. Smet)

*By      /s/ Julie F. Williams
         -------------------------------------------------
         Julie F. Williams, Attorney-in-Fact

                  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Kristine M. Nishiyama
-------------------------------------------------------
(Kristine M. Nishiyama)

                                    Intermediate Bond Fund of America -- C-20